UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.7%
Asset-Backed Securities 23.9%
Automobiles 1.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-01A, Class A, 144A	2.460%	07/20/20		3,400	$ 3,394,810
Series 2016-01A, Class A, 144A	2.990	06/20/22		200	198,872

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22		700	699,434
Exeter Automobile Receivables Trust, Series 2017-03A, Class A, 144A	2.050	12/15/21		115	114,845
Ford Credit Auto Owner Trust, Series 2019-01, Class A, 144A	3.520	07/15/30		4,900	4,923,739
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30		2,900	2,944,303
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20		189	188,146
Series 2017-01A, Class B, 144A	2.880	06/15/21		300	299,555
Series 2017-02A, Class E, 144A	4.740	11/14/25		800	796,751
					13,560,455
Collateralized Loan Obligations 17.5%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.277(c)	10/15/28		250	250,182
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	4.057(c)	07/15/30		1,500	1,498,224
Armada Euro CLO (Ireland),
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	1,500	1,693,121
Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	500	571,529

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.067(c)	07/15/29		250	249,203
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.470(c)	11/17/27		500	495,970
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	4.039(c)	07/16/29		750	745,477
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	4.079(c)	01/16/30		750	747,812

Aurium CLO DAC (Ireland), Series 04A, Class A2, 144A	1.620	01/16/31	EUR	500	571,869

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.732%(c)	04/23/31		3,000	$ 2,958,148
Bain Capital Euro CLO DAC (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	1,500	1,698,842
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	4.120(c)	07/18/30		750	748,758
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.329(c)	01/24/29		250	250,199
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.037(c)	07/15/29		750	749,603
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037(c)	10/15/30		1,250	1,247,040

BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	4.127(c)	04/13/27		750	750,799
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	4.123(c)	01/17/28		1,000	978,138
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	4.191(c)	10/20/29		500	500,822
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	4.037(c)	04/15/29		250	249,242
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.743(c)	04/17/31		2,500	2,466,596
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.815(c)	07/27/31		3,750	3,711,234
Series 2015-05A, Class A1R, 144A	—(p)	01/20/32		6,000	6,000,000
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.991(c)	04/20/31		250	249,248
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.689(c)	07/20/31		500	498,254
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.967(c)	01/15/30		1,250	1,246,524

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	4.021%(c)	04/22/30		2,500	$ 2,485,888
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	4.180(c)	10/18/26		226	225,784
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.759(c)	04/24/31		2,000	1,973,770
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050%	3.829(c)	04/24/30		5,000	4,962,780
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.597(c)	10/17/31		9,750	9,725,598
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.871(c)	01/22/31		1,000	993,762
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%	3.631(c)	04/19/29		2,500	2,474,623

CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,646,274
CVC Cordatus Loan Fund X DAC (Ireland), Series 10A, Class A1, 144A	0.720	01/26/31	EUR	1,000	1,130,540
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	4.017(c)	10/15/29		500	497,459
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	4.007(c)	07/15/30		750	744,758

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700%	4.316(c)	02/15/29		4,000	4,007,356
Flagship CLO Ltd. (Cayman Islands), Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.629(c)	01/16/26		2,500	2,481,212
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.677(c)	04/15/27		1,600	1,590,911
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%	3.406(c)	11/15/26		4,500	4,470,086
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.797(c)	04/15/31		2,500	2,471,484
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A	—(p)	10/20/31		5,000	4,937,120

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090%(c)	09/06/31	EUR	2,000	$ 2,256,021
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.582(c)	02/05/31		250	246,899
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.801(c)	04/25/31		3,500	3,451,696
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.052(c)	10/23/29		1,250	1,244,859

Jamestown CLO Ltd. (Cayman Islands), Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%	4.261(c)	10/20/28		750	750,133
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150(c)	04/15/31	EUR	3,700	4,200,583
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.967(c)	01/15/31		1,250	1,242,080
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	4.050(c)	07/18/30		750	749,135

KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930%	3.575(c)	05/20/29		4,000	3,964,652
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.881(c)	04/25/31		4,000	3,944,739
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.881(c)	04/21/31		1,350	1,336,189
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.795(c)	02/20/31		1,500	1,482,530
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295(c)	02/20/31		1,500	1,475,462

Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.511(c)	04/20/28		250	250,392

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.989%(c)	01/16/31		1,000	$ 991,738
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.907(c)	07/15/31		5,000	4,932,174
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.845(c)	04/26/31		5,000	4,924,349
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	4.047(c)	07/15/30		750	746,196

OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.011(c)	10/22/30		2,250	2,251,864
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.749(c)	10/20/31		8,000	7,947,860
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.001(c)	10/30/30		1,000	994,965
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.251(c)	01/20/29		1,250	1,251,243

OZLME Designated Activity Co. (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	2,000	2,261,015
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.903(c)	01/17/31		1,500	1,487,546
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.946(c)	05/21/29		1,250	1,249,820
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	4.046(c)	07/20/30		1,500	1,498,266
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.834(c)	11/14/29		1,000	994,134
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%	3.772(c)	10/20/31		9,000	8,936,676

Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.540%	4.327(c)	01/15/29		500	500,409

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	4.023%(c)	10/17/30		500	$ 496,964
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.946(c)	07/25/31		500	494,329
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.689(c)	05/07/31		3,000	2,965,533
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.957(c)	07/15/31		3,750	3,720,772
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.886(c)	08/15/30		500	499,142

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.001(c)	07/20/30		500	497,806
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.835(c)	01/26/31		1,500	1,487,523
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.532(c)	10/23/31		7,250	7,242,865
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.641(c)	07/20/27		250	248,681
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	4.051(c)	07/25/30		1,000	998,171
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.981(c)	10/20/30		1,250	1,249,129
Series 2019-01A, Class A, 144A	—(p)	01/20/32		6,600	6,600,000

St Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,140,829
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	4.073(c)	07/17/26		250	249,899
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.013(c)	01/17/30		1,500	1,492,321
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.337(c)	01/15/29		500	500,413
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	4.017(c)	07/15/29		750	746,374

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	4.187%(c)	07/15/27		2,000	$ 1,965,657
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.471(c)	10/25/28		500	500,424
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	4.091(c)	07/25/29		750	748,862
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.981(c)	01/25/31		1,000	992,304
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	4.371(c)	01/25/31		750	736,999

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.287(c)	04/15/29		1,500	1,482,011
Venture CDO Ltd. (Cayman Islands), Series 2017-28AR, Class A1, 144A, 3 Month LIBOR + 1.240%	4.001(c)	10/21/29		500	499,297
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	4.047(c)	01/15/32		3,250	3,237,402
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.667(c)	07/15/27		250	248,416
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.997(c)	10/15/30		2,250	2,247,900
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.741(c)	04/25/31		1,500	1,479,565
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.831(c)	01/20/31		1,500	1,487,649

Voya Euro CLO Designated Activity Co. (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	10/15/30	EUR	2,500	2,821,101
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	4.081(c)	04/20/29		500	499,553
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.011(c)	10/20/29		1,000	995,416
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.923(c)	01/17/31		1,000	988,597
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.873(c)	07/17/31		5,000	4,923,149

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.638%(c)	10/20/31	3,000	$ 2,966,775
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250%	4.070(c)	01/20/32	2,750	2,727,690

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.911(c)	01/22/31	750	742,873
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	4.157(c)	07/15/29	1,000	1,000,555
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	4.077(c)	04/15/30	750	750,047
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.961(c)	07/20/31	5,000	4,965,949
				216,148,806
Consumer Loans 0.9%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A	2.830	12/22/25	200	197,631
Series 2017-02A, Class C, 144A	4.330	05/20/26	1,000	1,004,566
Series 2018-01A, Class A, 144A	3.810	12/21/26	1,800	1,798,884
Series 2018-02A, Class A, 144A	4.230	04/20/27	1,100	1,120,681
OneMain Financial Issuance Trust,
Series 2015-01A, Class A, 144A	3.190	03/18/26	73	72,798
Series 2015-02A, Class C, 144A	4.320	07/18/25	200	200,156
Series 2016-01A, Class A, 144A	3.660	02/20/29	289	289,904
Series 2017-01A, Class B, 144A	2.790	09/14/32	100	97,644
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	97,826
Series 2018-01A, Class A, 144A	3.300	03/14/29	500	500,177
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	500	496,099
Series 2017-B, Class A, 144A	3.220	10/10/23	800	793,235
Series 2018-A, Class A, 144A	3.610	03/08/24	540	538,468
Series 2018-C, Class A, 144A	4.100	10/08/24	1,100	1,110,119
Series 2018-C, Class B, 144A	4.590	10/08/24	500	502,664
Series 2018-D, Class A, 144A	4.150	12/09/24	800	809,102
Series 2018-D, Class B, 144A	4.830	12/09/24	500	505,512
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.360(c)	02/25/23	440	440,391

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160%(c)	08/25/25	800	$800,478

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	231	229,218
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160	11/15/24	102	101,955
				11,707,508
Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,205,132
Home Equity Loans 0.5%
ABFC Trust, Series 2003-AHL01, Class A1	4.184	03/25/33	73	73,094
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	12/25/33	187	184,861
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%	3.484(c)	12/15/33	140	139,415
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE06, Class M1, 1 Month LIBOR + 0.855%	3.365(c)	08/25/34	318	307,646
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500%	4.010(c)	03/25/43	313	311,897
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855%	3.365(c)	06/25/34	1,008	978,800
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080%	3.590(c)	04/25/34	508	509,095
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040%	3.550(c)	10/25/33	1,054	1,039,313

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.530%(c)	10/25/33	200	$197,562

New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	660	668,939
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660%	3.170(c)	11/25/33	1,091	1,068,057
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640%	3.470(c)	08/25/35	1,400	1,405,974
				6,884,653
Other 0.2%
Oportun Funding LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	850	852,468
Series 2018-B, Class B, 144A	4.500	07/08/24	250	250,717

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.860(c)	04/25/23	1,420	1,426,475
				2,529,660
Residential Mortgage-Backed Securities 2.5%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.856(c)	10/25/37	721	726,385
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600%	3.110(c)	06/25/33	121	115,354
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.670(c)	12/26/46	437	442,525
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.902(c)	08/25/37	1,548	1,548,291
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	2,174	2,172,534

CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.930(c)	08/25/34	1,045	975,224

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Fremont Home Loan Trust, Series 2004-02, Class M1, 1 Month LIBOR + 0.855%	3.365%(c)	07/25/34		615	$ 610,255
GSAMP Trust, Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%	2.650(c)	03/25/47		559	524,219
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%	4.252(c)	01/28/70		273	275,961
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		1,100	1,100,000

LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21		4,275	4,262,454
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		1,105	1,087,260
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700%	3.210(c)	04/25/33		152	148,428
Series 2003-BC09, Class 3A3, 1 Month LIBOR + 0.700%	3.210(c)	08/25/33		89	88,782
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.510(c)	09/25/34		1,342	1,339,267

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	3,036	3,467,451
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-VA1, Class A1, 144A, 3 Month LIBOR + 1.200%	2.089(c)	02/20/54	GBP	211	276,352
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		729	712,863
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		918	893,345
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		3,306	3,261,742
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		3,643	3,658,361
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58		863	845,453
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		2,026	2,022,742
					30,555,248
Student Loans 1.0%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.910(c)	01/25/41		27	26,785

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.542%(cc)	02/25/43		1,440	$ 1,906,342
Series 2018-C, Class A, 144A	3.547(cc)	08/25/43		2,766	2,829,204
Series 2018-D, Class A, 144A	3.970(cc)	11/25/43		4,719	4,890,236

SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.242(c)	07/25/39	EUR	2,100	2,310,654
					11,963,221
Total Asset-Backed Securities (cost $297,256,328)					295,554,683
Bank Loans 1.2%
Chemicals 0.1%
MacDermid, Inc., Term Loan^	—(p)	06/07/23		1,563	1,547,763
Computers 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	11.000(c)	09/29/25		138	138,760
Term B USD Loan, 1 Month LIBOR + 3.750%	6.250(c)	09/30/24		227	225,687
					364,447
Electric 0.3%
Calpine Corp., Term Loan	—(p)	12/31/19		3,700	3,683,483
Foods 0.2%
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.150(c)	10/30/22		1,995	1,971,982
Lodging 0.1%
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	4.260(c)	10/25/23		1,095	1,081,994
Machinery-Diversified 0.1%
Rexnord LLC, Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.499(c)	08/21/24		906	895,246

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Mining 0.2%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.249%(c)	02/27/23	1,870	$ 1,870,301
Software 0.2%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.519(c)	07/08/22	2,853	2,840,770
Total Bank Loans (cost $14,202,554)				14,255,986
Commercial Mortgage-Backed Securities 11.5%
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	1,000	976,468
Series 2017-BNK06, Class A4	3.254	07/15/60	800	786,350
Series 2017-BNK08, Class A3	3.229	11/15/50	675	660,421
Series 2018-BN10, Class A4	3.428	02/15/61	4,800	4,774,816

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	300	307,411
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.957(c)	03/15/37	4,500	4,437,128
Benchmark Mortgage Trust,
Series 2018-B06, Class A3	3.995	10/10/51	5,000	5,169,923
Series 2018-B08, Class A4	3.963	01/15/52	5,200	5,381,293
BX Commercial Mortgage Trust,
Series 2018-IND, Class F, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.309(c)	11/15/35	200	197,949
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.559(c)	11/15/35	1,098	1,088,720

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class XCP, IO, 144A	1.361(cc)	12/15/37	174,020	3,153,277
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	592,150
Series 2017-CD05, Class A3	3.171	08/15/50	800	783,138
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,615,692
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283	05/10/58	600	589,428
Series 2016-C07, Class A2	3.585	12/10/54	1,800	1,809,913
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	150	153,156
Series 2016-C02, Class A3	2.575	08/10/49	6,200	5,874,165
Series 2016-C03, Class A3	2.896	11/15/49	700	675,765

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2016-GC37, Class A4	3.314%	04/10/49	600	$ 597,181
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,126,964
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	333,469
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,568,809
Series 2018-B02, Class A3	3.744	03/10/51	2,900	2,946,220
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,506,585
Series 2019-SMRT, Class D, 144A	4.744(cc)	01/10/24	800	814,557
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	287,763
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	94,213
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.867(cc)	05/15/45	1,056	53,746
Series 2012-CR04, Class A2	1.801	10/15/45	5,260	5,098,536
Series 2013-CR10, Class A2	2.972	08/10/46	11	10,994
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	160,862
Series 2014-UBS05, Class A4	3.838	09/10/47	400	409,811
Series 2015-CR26, Class A4	3.630	10/10/48	50	50,755
Series 2015-LC21, Class A4	3.708	07/10/48	90	91,940
Series 2015-PC01, Class A5	3.902	07/10/50	1,490	1,534,786
Series 2016-COR01, Class A3	2.826	10/10/49	700	671,708
Series 2016-DC02, Class A5	3.765	02/10/49	275	280,307
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,688,083
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	150	152,497
Series 2017-LSTK, Class B, 144A	3.030	04/05/33	500	494,135
Series 2017-LSTK, Class C, 144A	3.229	04/05/33	300	295,882
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	1,700	1,730,290
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	1,953,470
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	380,872
Series 2017-C06, Class A4	3.071	06/10/50	600	583,127

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	191,995
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	244,118
Fannie Mae-Aces, Series 2015-M07, Class AB2	2.502	12/25/24	884	873,531
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.936(cc)	01/25/20	7,560	48,296
Series K007, Class X1, IO	1.034(cc)	04/25/20	5,609	52,129
Series K008, Class X1, IO	1.513(cc)	06/25/20	1,132	17,764
Series K018, Class X1, IO	1.346(cc)	01/25/22	2,893	91,364

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K020, Class X1, IO	1.407%(cc)	05/25/22		1,794	$ 69,271
Series K025, Class X1, IO	0.851(cc)	10/25/22		6,458	174,010
Series K069, Class X1, IO	0.369(cc)	09/25/27		6,996	201,506
Series K725, Class X1, IO	0.711(cc)	01/25/24		44,245	1,362,385
Series Q001, Class XA, IO	2.264(cc)	02/25/32		15,593	2,223,943
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436(cc)	04/10/47		15,000	322,782
Series 2017-GS06, Class A2	3.164	05/10/50		700	686,103
Series 2017-GS07, Class A3	3.167	08/10/50		1,180	1,149,794
Series 2017-GS08, Class A3	3.205	11/10/50		1,400	1,370,564
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34		240	242,101
Series 2017-APTS, Class XFLC, IO, 144A	—(p)	06/15/34		205,315	452
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,429,519
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,921,422
Series 2015-C29, Class XA, IO	0.804(cc)	05/15/48		18,922	555,491
Series 2015-C31, Class A3	3.801	08/15/48		1,475	1,511,969
Series 2016-C01, Class A5	3.576	03/15/49		600	606,563
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		4,350	4,344,529
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,074,269
Series 2018-C08, Class A3	3.944	06/15/51		4,000	4,123,348

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		5,400	5,426,724
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		1,025	1,008,990
Series 2016-C29, Class A3	3.058	05/15/49		2,750	2,691,230
Series 2016-C30, Class A4	2.600	09/15/49		5,400	5,094,773
Series 2016-C30, Class A5	2.860	09/15/49		350	334,978
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,186,681
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,594,426
Series 2015-UBS08, Class A4	3.809	12/15/48		1,770	1,814,148
Series 2017-H01, Class A4	3.259	06/15/50		600	590,017
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	1,968,808
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,557,744

Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.456(c)	01/23/29	GBP	2,000	2,624,944
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		1,100	1,078,674
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,076,377

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2018-C08, Class A3	3.720%	02/15/51		2,700	$ 2,730,766
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,450,099
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,396,381
Series 2018-C15, Class A3	4.075	12/15/51		1,700	1,762,362
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,500	1,421,804
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,362,550
Series 2017-C40, Class A3	3.317	10/15/50		350	344,366
Series 2017-RB01, Class A4	3.374	03/15/50		875	867,153
Series 2018-C43, Class XB, IO	0.369(cc)	03/15/51		51,500	1,627,467
Series 2018-C46, Class XB, IO	0.372(cc)	08/15/51		104,789	3,320,648

Total Commercial Mortgage-Backed Securities (cost $141,967,459)					142,166,053
Convertible Bond 0.1%
Investment Companies
Aabar Investments PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $1,006,377)	0.500	03/27/20	EUR	900	969,390
Corporate Bonds 29.8%
Aerospace & Defense 1.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750	12/01/21		1,675	1,778,096
General Dynamics Corp., Gtd. Notes	3.000	05/11/21		1,255	1,262,556
Rockwell Collins, Inc., Sr. Unsec’d. Notes	2.800	03/15/22		1,480	1,449,663
United Technologies Corp., Sr. Unsec’d. Notes	3.100	06/01/22		7,867	7,839,797
					12,330,112
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.297	08/14/20		1,220	1,203,464
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21		100	101,961
					1,305,425

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	102	$ 104,297
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	27	27,260
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	1,725	1,713,337
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	129	127,897
				1,972,791
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.100	04/12/21	305	304,145
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.207(c)	04/12/21	230	228,774
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	210	207,696
Gtd. Notes, 144A	3.100	05/04/20	550	549,405
Gtd. Notes, 144A	3.350	05/04/21	915	913,456

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	70	71,020
General Motors Financial Co., Inc.,
Gtd. Notes	3.500	07/10/19	295	295,290
Gtd. Notes	3.550	04/09/21	545	542,724
Gtd. Notes, 3 Month LIBOR + 0.850%	3.647(c)	04/09/21	720	710,519

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250	11/15/19	200	199,500
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	825	834,341
Gtd. Notes, 144A	4.000	11/12/21	1,060	1,072,798
				5,929,668
Banks 7.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625	01/21/20	1,000	989,296
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250	10/25/19	200	198,300
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,440	3,384,960

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875%	04/25/21	2,150	$ 2,117,750
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.848	04/12/23	600	596,600
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.917(c)	04/12/23	200	197,498

Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	1.750	10/05/20	200	197,003
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)	40	43,068
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	447	441,297
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	125,631
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	519,302
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	2,465	2,484,680
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.870%	3.667(c)	04/01/19	250	250,322
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	672,826
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	259,641
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,395,635
Sub. Notes, Series L, MTN	3.950	04/21/25	300	301,222

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	1,400	1,407,690
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	415	416,664
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	3.257(c)	04/13/21	400	400,596

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	–(rr)	125	117,187
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	196,596
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	1,400	1,385,103
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	695	669,380
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	350	346,999

Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	550	548,829
Caixa Economica Federal (Brazil), Sub. Notes	7.250(ff)	07/23/24	815	824,747
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	3,700	3,706,435
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	235	237,056
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	105	106,575

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.200%	10/21/26	2,495	$ 2,400,503
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	955,410
Sub. Notes	4.400	06/10/25	210	214,271
Sub. Notes	4.600	03/09/26	165	168,570
Sub. Notes	4.750	05/18/46	455	455,771

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450	04/16/21	250	250,207
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.766(c)	02/04/21	1,150	1,129,530
Sr. Unsec’d. Notes	4.250	02/04/21	1,545	1,532,799
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	307,161

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,009,912
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	500	495,634
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	250	248,635
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	500	488,482
Gov’t. Liquid Gtd. Notes, 144A	2.875	01/29/22	2,500	2,504,647
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	762,675

Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	200	199,841
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	175	175,437
Sr. Unsec’d. Notes	3.500	01/23/25	515	507,549
Sr. Unsec’d. Notes	3.850	01/26/27	800	789,369
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,345	1,350,831
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,370,041
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	755	784,653
Sub. Notes	5.150	05/22/45	125	128,403
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.240(c)	05/18/21	1,125	1,122,518
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	5.007(c)	03/08/21	200	206,537

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875	07/14/27	200	173,558
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.221(c)	–(rr)	143	143,858
Jr. Sub. Notes, Series X	6.100(ff)	–(rr)	125	127,969
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	364,150
Sr. Unsec’d. Notes	3.625	05/13/24	350	354,669
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	793,950

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.005%(ff)	04/23/29	1,550	$ 1,564,651
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	7,249,570
Sub. Notes(a)	4.250	10/01/27	215	218,175

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	3,000	2,998,101
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	416,805
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800	01/13/20	375	383,827
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375	03/22/28	675	672,113
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	1,964,990
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	75	75,094
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	396,360
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,219,704
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,194,810
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	624,628
Sub. Notes, GMTN	4.350	09/08/26	490	495,797

MUFG Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	310	309,901
PNC Bank NA, Sub. Notes	4.200	11/01/25	350	361,388
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	3.141(c)	04/30/21	1,440	1,440,438
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	13,126	13,205,738

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	240	238,317
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375	03/25/19	325	324,657
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.745(c)	04/06/20	1,000	999,995
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	3.123(c)	01/17/20	1,325	1,327,123
U.S. Bancorp, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%	3.171(c)	04/25/19	500	500,188

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000%	04/15/21	390	$ 387,778
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500	03/04/21	75	74,222
				88,700,798
Beverages 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650	02/01/21	2,325	2,315,452
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27	200	199,250
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551	05/25/21	615	617,654
				3,132,356
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21	250	254,756
Building Materials 0.4%
Griffon Corp., Gtd. Notes	5.250	03/01/22	1,500	1,470,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.292(c)	12/20/19	1,015	1,013,432
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	1,000	971,000
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	995	885,022
				4,339,454
Chemicals 0.6%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22	3,460	3,399,647
Gtd. Notes	4.125	03/14/21	1,000	1,003,046
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	100	102,427
Sr. Unsec’d. Notes	4.250	11/15/20	93	94,786

DowDuPont, Inc., Sr. Unsec’d. Notes	3.766	11/15/20	435	440,814

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		350	$ 371,713
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	295,800
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	08/01/23		1,000	972,290
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	593,352
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		500	515,745
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	82,375
					7,871,995
Commercial Services 0.8%
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		1,035	1,083,884
Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	700	812,515
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22		3,000	2,995,500
SNCF Reseau EPIC (France),
Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		1,000	990,542
Sr. Unsec’d. Notes, EMTN	2.000	10/13/20		2,000	1,972,864

United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25		2,200	2,110,900
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48		400	371,399
					10,337,604
Computers 1.1%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(a)	5.875	06/15/21		2,686	2,729,812
Sr. Sec’d. Notes, 144A	3.480	06/01/19		100	100,034

EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		300	295,518
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19		650	645,853

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650%	02/05/21	5,000	$ 4,974,929
Sr. Unsec’d. Notes	3.450	11/30/20	4,240	4,279,937
				13,026,083
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,325	1,285,250
Diversified Financial Services 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	150	150,267
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	3,280	3,308,047
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21	1,303	1,258,529
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	3,445	3,461,822
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24	2,000	2,023,780
Gtd. Notes, 144A	4.400	11/25/19	3,925	3,975,962
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27	750	734,208
Gtd. Notes, 144A, MTN	3.125	09/25/23	1,500	1,523,917

Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22	400	416,367
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	100	104,531
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(a)	8.125	07/15/23	1,075	1,088,115
Navient Solutions LLC, Sr. Unsec’d. Notes	2.809(s)	10/03/22	1,390	1,248,150
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19	100	99,969
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22	250	243,740

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Ontario Teachers’ Finance Trust (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	250	$249,993

Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	200	199,889
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.453(c)	05/22/19	780	780,529
				20,867,815
Electric 1.6%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21	4,200	4,446,960
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	825	844,223
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/22	1,321	1,330,907
Sr. Unsec’d. Notes(a)	5.500	02/01/24	1,000	946,250

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	25	23,617
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875	05/25/22	515	495,212
Gtd. Notes, 144A	3.500	04/06/28	265	233,590

Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	425	435,434
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	505	494,117
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	127,229
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050	07/07/24	545	677,496
Local Gov’t. Gtd. Notes	8.400	01/15/22	1,074	1,232,656
Local Gov’t. Gtd. Notes	8.500	12/01/29	375	543,947
Local Gov’t. Gtd. Notes	9.400	02/01/21	450	506,990
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	1,265	1,337,535
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	320	317,312

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	425	437,550
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400	04/01/21	1,400	1,586,735

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21		300	$ 306,050
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	502,857
Vistra Energy Corp., Gtd. Notes	7.375	11/01/22		2,030	2,111,200
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26		975	987,187
					19,925,054
Engineering & Construction 0.1%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	167,533
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	573,810
					741,343
Entertainment 0.5%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	128,112
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		1,000	1,045,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		1,500	1,511,250
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		500	492,500
Gtd. Notes	6.625	05/15/21		1,650	1,633,500
Gtd. Notes(a)	10.000	12/01/22		1,300	1,366,625
					6,176,987
Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21		250	248,125

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.1%
B&G Foods, Inc., Gtd. Notes(a)	4.625%	06/01/21		1,250	$ 1,256,625
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	425	467,239
					1,723,864
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		200	207,414
International Paper Co., Sr. Unsec’d. Notes	4.400	08/15/47		125	112,405
					319,819
Healthcare-Products 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21		380	379,685
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	3.678(c)	12/29/20		2,370	2,359,550
Medtronic, Inc., Gtd. Notes	2.500	03/15/20		645	643,622
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	520,043
					3,902,900
Healthcare-Services 0.4%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,202,066
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A	8.125	06/30/24		100	79,250
Sr. Sec’d. Notes(a)	5.125	08/01/21		350	336,437

Cigna Holding Co., Gtd. Notes	4.500	03/15/21		100	101,870
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		425	438,681
Gtd. Notes	7.500	02/15/22		200	219,000

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	801,245
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24		700	685,636

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes	6.750%	02/01/20	225	$232,583

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24	1,115	1,133,940
				5,230,708
Holding Companies-Diversified 0.0%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750	09/11/19	350	355,656
Home Builders 1.5%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	3,250	3,397,875
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	250,313
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	300	294,000
KB Home, Gtd. Notes	7.000	12/15/21	325	341,656
Lennar Corp., Gtd. Notes	4.125	01/15/22	400	398,120
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	875	883,750
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,500	1,458,600
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	750	742,500
Gtd. Notes	7.000	04/01/22	500	525,625

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,600	1,468,000
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	350	354,813
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	750	763,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21	3,250	3,254,062
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	344,750

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375%	06/15/19	650	$ 650,000
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	500	440,000
Gtd. Notes	6.000	09/01/23	450	410,625
Gtd. Notes(a)	7.000	08/15/22	2,000	2,010,000
				17,987,814
Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	2.400	03/01/19	150	149,911
Sr. Unsec’d. Notes	4.700	06/01/22	100	103,198
				253,109
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600	03/29/19	143	142,853
Sr. Unsec’d. Notes	4.000	06/15/22	100	99,099

Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000	10/15/23	1,500	1,530,000
				1,771,952
Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	137,412
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	257,955
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20	600	619,702
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	258,430
				1,273,499

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet 0.0%
Netflix, Inc., Sr. Unsec’d. Notes	3.625%	05/15/27	EUR	100	$ 114,027
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375	05/02/19		250	250,497
					364,524
Iron/Steel 0.2%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850	01/31/20		2,200	2,210,032
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		28	29,855
					2,239,887
Lodging 0.7%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		3,000	3,097,500
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19		200	199,990
Sr. Unsec’d. Notes	3.250	09/15/22		100	98,388

MGM Resorts International, Gtd. Notes	6.000	03/15/23		2,000	2,075,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		300	301,563
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	5.875	11/30/19		2,200	2,230,250
Studio City Co., Ltd. (Hong Kong), Sr. Sec’d. Notes, 144A	7.250	11/30/21		200	206,466
					8,209,157
Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes	4.375	11/06/20		200	201,250
Gtd. Notes	4.875	04/01/21		75	76,125

Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		100	103,021
					380,396

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	5.250%	03/15/21	1,200	$ 1,203,000
Sr. Unsec’d. Notes(a)	5.250	09/30/22	913	922,975
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,500	2,533,450
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	80,880
Sr. Sec’d. Notes	6.384	10/23/35	60	64,068
Sr. Sec’d. Notes	6.484	10/23/45	70	75,341
Sr. Sec’d. Notes	6.834	10/23/55	20	21,565
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series B	6.500	11/15/22	1,000	1,022,500
Gtd. Notes, Series B	7.625	03/15/20	409	408,489
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	980	1,014,733
Gtd. Notes	4.250	10/15/30	335	347,252
CSC Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.375	07/15/23	1,425	1,440,604
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	2,550	2,553,952

Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	190	177,945
DISH DBS Corp., Gtd. Notes	5.125	05/01/20	1,500	1,503,750
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	300	299,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	324	325,215
Warner Media LLC, Gtd. Notes	3.800	02/15/27	140	136,563
				14,131,532
Mining 0.6%
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.000	07/17/22	4,785	4,713,244
Teck Resources Ltd. (Canada), Gtd. Notes, 144A(a)	8.500	06/01/24	2,000	2,154,980
				6,868,224

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	25	$ 25,064
Multi-National 1.4%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,654,676
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,364,890
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	841,628
Sr. Unsec’d. Notes	2.750	01/06/23	800	785,456
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,142,405
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	612,994
Sr. Unsec’d. Notes	7.000	06/15/25	600	733,339
Unsec’d. Notes	6.950	08/01/26	500	622,811
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,379,243
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	3,000	2,940,072
Sr. Unsec’d. Notes	4.375	02/11/20	2,600	2,637,099
				17,714,613
Office Furnishings 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375	02/15/21	100	105,770
Office/Business Equipment 0.0%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875	09/15/20	515	507,275
Oil & Gas 1.9%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31	250	305,508
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,268,820
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23	200	194,821
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	1,550	1,542,250

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47		350	$ 354,490
Helmerich & Payne, Inc., Gtd. Notes, 144A	4.650	03/15/25		300	308,972
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150	06/15/19		350	354,252
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		200	199,000
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	202,252

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21		150	151,721
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	411,756
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.375	05/20/23		600	598,590
Gtd. Notes	5.299	01/27/25		175	174,886
Gtd. Notes	5.750	02/01/29		300	294,240
Gtd. Notes	6.125	01/17/22		2,164	2,275,338
Gtd. Notes	7.375	01/17/27		50	54,243
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		200	175,000
Gtd. Notes	5.375	03/13/22		2,988	2,950,351
Gtd. Notes	6.500	03/13/27		175	167,912
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,252,497
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	195,772
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	111,690

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,257,225
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes	2.750	04/10/19		500	499,624
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		780	766,583
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	9.250	10/15/21		5,950	6,778,883
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		50	50,924
					22,897,600

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.625%	12/21/22		1,386	$ 1,393,672
Packaging & Containers 0.5%
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	100	116,606
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750	10/15/20		4,556	4,573,087
Sr. Sec’d. Notes, 144A	5.125	07/15/23		1,125	1,127,081
					5,816,774
Pharmaceuticals 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.900	11/06/22		10,900	10,763,205
Sr. Unsec’d. Notes	3.600	05/14/25		95	93,672
Sr. Unsec’d. Notes	4.500	05/14/35		150	141,656

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		165	158,698
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.452(c)	06/25/21		665	658,002
Gtd. Notes, 144A	3.500	06/25/21		300	299,175

Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616	06/15/22		1,215	1,176,074
Cigna Corp., Gtd. Notes, 144A	4.375	10/15/28		1,630	1,673,728
CVS Health Corp.,
Sr. Unsec’d. Notes	3.350	03/09/21		6,500	6,527,983
Sr. Unsec’d. Notes	5.125	07/20/45		70	72,329

McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20		3,110	3,130,764
Mylan, Inc., Gtd. Notes	4.550	04/15/28		1,025	984,265
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21		2,505	2,437,984
Gtd. Notes	3.200	09/23/26		925	861,310
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.800	11/26/20		395	399,125
Sr. Unsec’d. Notes, 144A	4.000	11/26/21		850	865,287
					30,243,257

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.4%
Energy Transfer Operating LP, Gtd. Notes	5.300%	04/15/47	110	$ 102,245
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19	50	49,875
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	255,216
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	376,995
Gtd. Notes	6.500	04/01/20	50	51,792

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	19,586
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	126,042
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	385	364,688
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23	350	334,736
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625	04/15/20	825	839,437
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	575	576,437
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	224,800
Sr. Unsec’d. Notes	4.500	11/15/23	670	688,370
Sr. Unsec’d. Notes	6.300	04/15/40	850	971,492
				4,981,711
Real Estate Investment Trusts (REITs) 0.2%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	500	513,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875	11/01/20	175	177,502
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950	07/01/22	555	540,749
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23	100	99,500
Gtd. Notes	5.500	02/01/21	800	808,000

Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	100	102,790
				2,242,291

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.2%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.473%(c)	04/17/20	500	$ 497,977
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	250	250,000
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	15	15,000
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	519	527,434
Gtd. Notes	6.625	04/01/21	400	419,000
Gtd. Notes	7.000	05/01/20	250	259,375

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	50	39,265
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	500	421,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	250	243,625
				2,673,551
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	340	312,407
Software 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	275	272,782
Infor US, Inc., Gtd. Notes	6.500	05/15/22	2,750	2,798,125
Microsoft Corp.,
Sr. Unsec’d. Notes	3.750	02/12/45	175	174,619
Sr. Unsec’d. Notes	4.450	11/03/45	24	26,673

Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	120	120,450
				3,392,649
Telecommunications 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20	100	101,869
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	500	508,900
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	2,150	2,169,457

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A	5.000%	06/15/21		875	$ 869,531
Gtd. Notes, 144A	5.500	06/15/24		1,000	935,000

Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		400	401,000
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	53,439
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		4,400	4,526,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		275	273,488
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	200	265,842
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.500	11/01/21		595	604,259
Sr. Unsec’d. Notes	4.500	08/10/33		250	254,158

Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	350	360,939
					11,324,382
Transportation 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21		100	101,277
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		200	204,000
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22		196	200,165
					505,442
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A(a)	5.500	01/15/23		1,150	1,171,907
Total Corporate Bonds (cost $368,107,111)					368,767,022

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.3%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$ 24,883
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	25,371
				50,254
Illinois 0.3%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472	01/01/49	640	659,565
Taxable, Revenue Bonds, Series C	4.572	01/01/54	640	664,262
State of Illinois,
GO Unlimited, Series A	5.000	10/01/22	635	674,364
GO Unlimited, Series D	5.000	11/01/22	1,685	1,791,677
				3,789,868
New Jersey 0.0%
New Jersey Turnpike Authority, BABs, Taxable, Revenue Bonds, Series F	7.414	01/01/40	100	144,604
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	122,110
Total Municipal Bonds (cost $4,041,619)				4,106,836
Residential Mortgage-Backed Securities 3.5%
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	10/25/27	162	162,285
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110(c)	04/25/28	600	599,999
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.460(c)	08/25/28	750	749,505
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.860(c)	08/25/28	300	299,133
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.110(c)	08/25/28	300	299,643
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.710(c)	10/25/27	580	578,903

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.360%(c)	10/25/27	870	$868,648

Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.780(c)	11/01/23	5,200	5,200,000
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	12/25/57	1,963	1,974,082
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	01/25/57	1,098	1,114,887
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	361	351,511
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	865	851,953

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.043(cc)	09/25/47	59	55,689
Eagle RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	11/25/28	1,500	1,499,997
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.960(c)	01/25/29	48	47,904
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	5,076	673,337
Series 2013-49, Class AI	3.000	05/25/33	4,525	527,243

Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%^	5.160(c)	01/25/49	1,150	1,150,000
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.810(c)	10/25/27	570	624,468
Gosforth Funding PLC, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	3.139(c)	08/25/60	1,555	1,549,406
Government National Mortgage Assoc.,
Series 2016-164, Class IG, IO	4.000	12/20/46	5,045	931,485
Series 2018-05, Class IB, IO	4.000	01/20/48	1,809	359,626
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.650(c)	01/26/37	117	115,437

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
GSMSC Resecuritization Trust, (cont’d.)
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.650%(c)	01/26/37		125	$119,719

Home Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.110(c)	10/25/28		490	490,571
IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 5A2	3.910(cc)	08/25/36		272	251,404
JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.256(c)	04/25/46		643	642,399
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.520(c)	05/01/22		240	239,440
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.270(c)	09/01/22		275	276,000
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170(c)	11/01/22		277	277,208
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%	4.070(c)	12/01/22		105	104,926

LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23		1,597	1,594,330
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57		758	760,588
New Residential Mortgage Loan Trust,
Series 2018-02A, Class A1, 144A	4.500(cc)	02/25/58		1,466	1,494,232
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.260(c)	01/25/48		1,337	1,329,821
Series 2018-RPL01, Class A1, 144A	3.500(cc)	12/25/57		7,350	7,327,432

Oaktown Re Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.060(c)	07/25/28		400	398,915
Permanent Master Issuer PLC, Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%	3.167(c)	07/15/58		2,300	2,292,178
Radnor RE Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.910(c)	03/25/28		630	628,732
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	5.210(c)	03/25/28		330	329,658

Ripon Mortgages PLC, Series 01X, Class A2, 3 Month GBP LIBOR + 0.800%	1.689(c)	08/20/56	GBP	1,332	1,733,680

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.260%(c)	09/25/48		940	$ 938,999
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%	3.360(c)	02/25/47		1,040	1,039,272

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.323(cc)	12/25/34		276	273,648
Total Residential Mortgage-Backed Securities (cost $43,303,208)					43,128,293
Sovereign Bonds 14.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	2,940,000
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625	01/11/23		650	557,375
Sr. Unsec’d. Notes	5.625	01/26/22		750	680,625
Sr. Unsec’d. Notes	6.875	04/22/21		1,850	1,766,750
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	351	364,213
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	235	241,684
Sr. Unsec’d. Notes	8.280	12/31/33		231	204,272

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		4,664	4,732,794
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	2.250	10/30/22		6,000	5,844,780
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	03/18/19		188	188,989
Sr. Unsec’d. Notes	11.750	02/25/20		1,000	1,088,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375	03/24/21		200	210,988
Sr. Unsec’d. Notes	6.625	07/14/20		2,000	2,088,040
Sr. Unsec’d. Notes	6.750	11/05/19		4,500	4,610,250
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		1,100	1,139,600
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	412,000
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		150	155,400

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	690	737,094
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375	12/01/19		2,150	2,171,500

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500%	11/01/20		4,715	$ 4,672,843
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	581,010
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	1,695	1,968,400
Bonds	3.000(cc)	02/24/24	EUR	2,227	2,567,782
Bonds	3.000(cc)	02/24/26	EUR	70	79,343
Bonds	3.000(cc)	02/24/27	EUR	300	339,725
Bonds	3.000(cc)	02/24/28	EUR	170	191,007
Bonds	3.000(cc)	02/24/29	EUR	400	447,552
Bonds	3.000(cc)	02/24/30	EUR	100	110,020
Bonds	3.000(cc)	02/24/31	EUR	120	130,282
Bonds	3.000(cc)	02/24/32	EUR	100	107,180
Bonds	3.000(cc)	02/24/33	EUR	1,830	1,948,226
Bonds	3.000(cc)	02/24/34	EUR	150	156,310
Bonds	3.000(cc)	02/24/35	EUR	280	287,922
Bonds	3.500	01/30/23	EUR	2,915	3,419,469
Bonds	4.200	01/30/42	EUR	195	203,082

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	545,164
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,942,723
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,401,256
Sr. Unsec’d. Notes	6.250	01/29/20		4,000	4,116,256
Sr. Unsec’d. Notes	6.375	03/29/21		5,200	5,512,478

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,114,169
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	650	812,647
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,088,375
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	250	295,415
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	966,842
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	128,999
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		200	199,392
Unsec’d. Notes, 144A	5.800	01/15/28		300	283,647
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		600	582,133
Gov’t. Gtd. Notes	1.750	05/29/19		400	398,490
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	981,017
Gov’t. Gtd. Notes	2.500	06/01/22		800	791,477

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Bank for International Cooperation (Japan), (cont’d.)
Gov’t. Gtd. Notes	3.375%	10/31/23		800	$ 818,002
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	609,426
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		200	197,296
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		600	589,969
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	197,996
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	404,239
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		200	196,656
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,346,680
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	395,991

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		1,200	1,190,030
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500	10/22/19		1,500	1,487,850
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	2,958,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	635,108
Sr. Unsec’d. Notes	6.625	02/01/22		5,400	5,902,200
Sr. Unsec’d. Notes	7.375	02/11/20		5,027	5,233,509

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		17,575	18,628,094
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	940	1,306,323
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	244,735
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,826,312

Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		800	969,267
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050	11/30/20		1,000	988,005
Sr. Unsec’d. Notes	2.125	05/04/22		325	317,775
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,182,760
Debentures	8.750	04/01/22		1,300	1,518,671
Sr. Unsec’d. Notes	9.500	02/01/19		1,000	1,000,000
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.250	05/18/22		935	918,622
Sr. Unsec’d. Notes	3.400	10/17/23		1,115	1,140,930
Province of Quebec (Canada),
Debentures	7.125	02/09/24		2,218	2,638,624

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Quebec (Canada), (cont’d.)
Debentures	7.500%	07/15/23		384	$ 456,303
Sr. Unsec’d. Notes	2.750	04/12/27		195	191,389
Unsec’d. Notes, MTN	7.485	03/02/26		1,015	1,278,033

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	951,400
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		200	173,000
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,750	1,708,892
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		7,220	7,934,780
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,196	1,426,840
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		705	740,545
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000	03/23/22		500	528,996
Sr. Unsec’d. Notes, EMTN	4.200	04/15/20	EUR	1,000	1,206,153
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.500	03/09/20		581	590,947
Sr. Unsec’d. Notes	5.875	09/16/25		455	477,181
Sr. Unsec’d. Notes	6.875	05/27/19		1,600	1,615,552
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		1,400	1,435,280
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	379,125
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	5,832,000

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	240	262,781
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	7.250	09/28/21		1,470	1,596,905
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		10,000	10,381,760
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	4.125	02/18/19		2,530	2,529,170
Sr. Unsec’d. Notes	5.250	02/18/24		200	217,504
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,509,965
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,346,314
Sr. Unsec’d. Notes	2.125	05/20/19		2,200	2,196,150
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	981,840
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	196,368
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	403,910

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625%	03/30/21	230	$ 232,300
Sr. Unsec’d. Notes	6.250	09/26/22	1,230	1,248,450
Sr. Unsec’d. Notes	7.000	03/11/19	1,200	1,203,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20	175	173,241
Sr. Unsec’d. Notes	7.750	09/01/21	195	191,525
Sr. Unsec’d. Notes	7.750	09/01/22	950	916,389
Sr. Unsec’d. Notes	8.994	02/01/24	200	196,500
Sr. Unsec’d. Notes, 144A	7.750	09/01/21	550	540,199
Sr. Unsec’d. Notes, 144A	7.750	09/01/22	605	583,595
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	400	393,000

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	170	170,425
Total Sovereign Bonds (cost $180,673,481)				180,746,264
U.S. Government Agency Obligations 1.1%
Federal Home Loan Mortgage Corp., MTN	3.156(s)	12/11/25	3,000	2,456,159
Federal Home Loan Mortgage Corp., MTN	3.353(s)	06/03/24	580	498,702
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	600	816,916
Federal National Mortgage Assoc.	1.875	09/24/26	1,500	1,405,575
Federal National Mortgage Assoc.	2.000	10/05/22	690	677,603
Federal National Mortgage Assoc.(k)	6.625	11/15/30	605	812,757
Federal National Mortgage Assoc.(k)	7.125	01/15/30	580	795,086
Freddie Mac Strips Coupon	0.000(s)	09/15/23	615	540,548
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.790(s)	03/15/22	675	620,907
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.141(s)	05/15/23	2,000	1,780,409
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.329(s)	05/15/25	1,800	1,503,967
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	209	214,325
Resolution Funding Corp. Strips Interest, Bonds	2.671(s)	04/15/22	500	459,386
Tennessee Valley Authority Generic Strip, Bonds	3.287(s)	01/15/24	500	432,550
Total U.S. Government Agency Obligations (cost $12,915,298)				13,014,890
U.S. Treasury Obligations 9.7%
U.S. Treasury Bonds(h)	2.875	11/15/46	1,135	1,107,866
U.S. Treasury Bonds(h)	3.000	05/15/47	980	978,775
U.S. Treasury Bonds	3.000	08/15/48	1,635	1,630,849
U.S. Treasury Bonds	3.625	08/15/43	855	949,985
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	5,074	5,049,968
U.S. Treasury Notes(k)	1.250	06/30/19	17,610	17,523,326
U.S. Treasury Notes	1.375	09/30/19	11,345	11,258,583

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	1.500%	02/28/23	15,355	$ 14,795,982
U.S. Treasury Notes	1.625	07/31/20	1,240	1,223,870
U.S. Treasury Notes	1.875	01/31/22	4,310	4,239,626
U.S. Treasury Notes	1.875	02/28/22	4,430	4,356,109
U.S. Treasury Notes	2.125	08/31/20	12,100	12,029,574
U.S. Treasury Notes	2.125	08/15/21	2,000	1,983,516
U.S. Treasury Notes(k)	2.125	09/30/21	12,010	11,910,073
U.S. Treasury Notes	2.125	05/15/25	1,495	1,461,363
U.S. Treasury Notes(h)	2.250	11/15/24	3,590	3,544,003
U.S. Treasury Notes	2.375	08/15/24	3,425	3,407,206
U.S. Treasury Notes	2.500	05/31/20	255	254,950
U.S. Treasury Notes	2.500	06/30/20	2,195	2,194,914
U.S. Treasury Notes	2.500	12/31/20	135	135,074
U.S. Treasury Notes	2.500	01/15/22	4,945	4,953,499
U.S. Treasury Notes(h)(k)	2.500	05/15/24	5,000	5,008,008
U.S. Treasury Notes	2.625	08/31/20	1,245	1,247,383
U.S. Treasury Notes	2.625	12/31/25	1,970	1,982,851
U.S. Treasury Notes(h)	2.750	02/15/28	3,800	3,839,187
U.S. Treasury Notes	2.875	11/15/21	2,000	2,023,047
U.S. Treasury Notes	3.125	11/15/28	750	781,465
U.S. Treasury Strips Coupon	1.881(s)	05/15/31	100	70,764
U.S. Treasury Strips Coupon	1.898(s)	08/15/29	100	74,799
U.S. Treasury Strips Coupon	2.100(s)	11/15/35	200	123,162
U.S. Treasury Strips Coupon	2.264(s)	08/15/40	200	104,588
Total U.S. Treasury Obligations (cost $119,698,026)				120,244,365

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)	1,338	12,016
Preferred Stock 0.0%
Capital Markets
State Street Corp., Series G 5.350% (cost $125,000)	5,000	126,600

Total Long-Term Investments (cost $1,183,319,918)		1,183,092,398

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 6.3%
Affiliated Mutual Funds 5.9%
PGIM Core Ultra Short Bond Fund(w)	64,315,967	$ 64,315,967
PGIM Institutional Money Market Fund (cost $9,418,756; includes $9,383,972 of cash collateral for securities on loan)(b)(w)	9,419,667	9,421,551
Total Affiliated Mutual Funds (cost $73,734,723)		73,737,518

	Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper 0.4%
Ford Motor Credit Co. LLC 144A (cost $4,494,258)	3.201%(n)	04/09/19	4,520	4,492,671
Options Purchased*~ 0.0%
(cost $54,280)				292,365

Total Short-Term Investments (cost $78,283,261)				78,522,554
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.0% (cost $1,261,603,179)				1,261,614,952
Options Written*~ (0.0)%
(premiums received $243,193)				(85,135)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.0% (cost $1,261,359,986)				1,261,529,817
Liabilities in excess of other assets(z) (2.0)%				(24,870,388)

Net Assets 100.0%				$ 1,236,659,429

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,707,424 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,209,931; cash collateral of $9,383,972 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of January 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	3,500	$ 15,282
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	5,200	24,159
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,977	16,529
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	4,806	38,672
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	9,540	84,568
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	9,680	88,863
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,922	18,942
Total OTC Traded (cost $35,212)							$287,015

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	3,400	$ 614
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	5,800	1,048
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	4,230	3,688
Total OTC Swaptions (cost $19,068)								$ 5,350
Total Options Purchased (cost $54,280)								$292,365

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	2,000	$(1,231)
(premiums received $11,604)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	02/20/19	$102.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		1,120	$ (761)
CDX.NA.HY.31.V1, 12/20/23	Put	Citibank, N.A.	02/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		8,165	(213)
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	02/20/19	$ 97.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		13,200	(108)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	03/20/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		2,800	(3,020)
CDX.NA.HY.31.V1, 12/20/23	Put	Barclays Bank PLC	03/20/19	$100.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		2,800	(3,730)
CDX.NA.HY.31.V3, 12/20/23	Put	Citibank, N.A.	03/20/19	$ 98.50	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		58,000	(45,063)
CDX.NA.HY.31.V3, 12/20/23	Put	Citibank, N.A.	03/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		25,000	(18,006)
iTraxx.XO.30.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	400.00	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	4,900	(13,003)
Total OTC Swaptions (premiums received $231,589)									$(83,904)
Total Options Written (premiums received $243,193)									$(85,135)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
733	2 Year U.S. Treasury Notes	Mar. 2019	$155,636,516	$ 241,061
2,109	5 Year U.S. Treasury Notes	Mar. 2019	242,238,422	2,686,469
114	10 Year U.S. Treasury Notes	Mar. 2019	13,961,438	89,391
824	10 Year U.S. Ultra Treasury Notes	Mar. 2019	107,686,500	783,453
150	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	24,168,750	147,781
				3,948,155

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
281	10 Year Euro-Bund	Mar. 2019	$ 53,284,730	$ (384,928)
134	20 Year U.S. Treasury Bonds	Mar. 2019	19,656,125	(881,442)
				(1,266,370)
				$ 2,681,785
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 02/28/19	BNP Paribas SA	ARS	6,860	$ 176,352	$ 178,943	$ 2,591	$ —
Australian Dollar,
Expiring 04/18/19	BNP Paribas SA	AUD	511	365,200	371,945	6,745	—
Expiring 04/18/19	Citibank, N.A.	AUD	511	363,750	371,685	7,935	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	519	374,000	378,010	4,010	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	271	194,000	196,914	2,914	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	243	175,000	177,117	2,117	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	1,902	490,305	521,308	31,003	—
Expiring 02/04/19	Barclays Bank PLC	BRL	1,184	302,000	324,478	22,478	—
Expiring 02/04/19	Barclays Bank PLC	BRL	702	184,000	192,525	8,525	—
Expiring 02/04/19	Barclays Bank PLC	BRL	623	159,000	170,765	11,765	—
Expiring 02/04/19	Citibank, N.A.	BRL	2,338	608,551	640,834	32,283	—
Expiring 02/04/19	Citibank, N.A.	BRL	796	213,000	218,151	5,151	—
Expiring 02/04/19	Citibank, N.A.	BRL	572	149,000	156,822	7,822	—
Expiring 02/04/19	Goldman Sachs International	BRL	565	153,000	154,825	1,825	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	1,204	310,700	329,984	19,284	—
Expiring 02/04/19	UBS AG	BRL	638	173,000	174,922	1,922	—
Expiring 02/25/19	Citibank, N.A.	BRL	857	253,700	234,661	—	(19,039)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	5,020	1,331,460	1,373,599	42,139	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	486	$ 367,000	$ 370,340	$ 3,340	$ —
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	411	310,000	313,491	3,491	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	113,375	170,000	172,892	2,892	—
Expiring 03/20/19	Citibank, N.A.	CLP	109,327	161,000	166,718	5,718	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	294,591	442,614	449,236	6,622	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	165,245	247,000	251,991	4,991	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	156,936	240,000	239,320	—	(680)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	109,389	163,000	166,813	3,813	—
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	2,367	352,000	352,956	956	—
Colombian Peso,
Expiring 02/20/19	BNP Paribas SA	COP	2,340,996	736,005	753,357	17,352	—
Czech Koruna,
Expiring 04/17/19	UBS AG	CZK	38,161	1,706,082	1,699,608	—	(6,474)
Expiring 04/17/19	UBS AG	CZK	38,161	1,707,896	1,699,608	—	(8,288)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	50	59,230	57,342	—	(1,888)
Expiring 04/17/19	Citibank, N.A.	EUR	848	968,200	977,459	9,259	—
Expiring 04/17/19	Citibank, N.A.	EUR	161	184,000	184,938	938	—
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	90,332	1,278,300	1,263,416	—	(14,884)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	37,808	528,113	528,796	683	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	91,963	1,301,027	1,286,224	—	(14,803)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	91,963	1,299,464	1,286,224	—	(13,240)
Indonesian Rupiah,
Expiring 03/20/19	Citibank, N.A.	IDR	2,393,945	167,000	170,385	3,385	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	5,808,216	392,447	413,390	20,943	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,904,204	346,000	349,049	3,049	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,273,454	$ 293,305	$ 304,156	$ 10,851	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,015,770	283,000	285,816	2,816	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	3,555,164	251,000	253,033	2,033	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	IDR	4,241,315	299,000	301,869	2,869	—
Expiring 03/20/19	UBS AG	IDR	4,693,260	330,000	334,035	4,035	—
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	577	158,000	159,547	1,547	—
Expiring 04/25/19	Citibank, N.A.	ILS	665	182,000	183,897	1,897	—
Expiring 04/25/19	UBS AG	ILS	690	191,000	190,772	—	(228)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	99,062	907,851	915,226	7,375	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	37,567	346,000	347,083	1,083	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	99,062	912,349	915,227	2,878	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	1,659	84,297	86,161	1,864	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	6,658	335,788	345,699	9,911	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	2,999	149,000	155,733	6,733	—
Expiring 03/20/19	UBS AG	MXN	7,351	376,000	381,694	5,694	—
Expiring 03/20/19	UBS AG	MXN	3,608	175,001	187,365	12,364	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	14,375	469,000	469,355	355	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	40,585	1,324,228	1,325,145	917	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	15,111	490,000	493,395	3,395	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	9,842	321,000	321,348	348	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	24,332	795,548	794,462	—	(1,086)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	15,572	506,000	508,440	2,440	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	15,243	$ 495,000	$ 497,702	$ 2,702	$ —
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	13,612	443,000	444,457	1,457	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	13,496	439,000	440,673	1,673	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	13,434	436,000	438,651	2,651	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	10,962	356,000	357,932	1,932	—
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	NOK	4,304	505,685	512,078	6,393	—
Expiring 04/17/19	UBS AG	NOK	1,899	222,000	225,970	3,970	—
Expiring 04/17/19	UBS AG	NOK	1,467	173,000	174,519	1,519	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	1,068	318,000	320,376	2,376	—
Expiring 03/20/19	Barclays Bank PLC	PEN	586	173,000	175,980	2,980	—
Expiring 03/20/19	BNP Paribas SA	PEN	2,361	695,326	708,345	13,019	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	26,867	504,000	513,783	9,783	—
Expiring 03/20/19	Barclays Bank PLC	PHP	25,552	481,028	488,622	7,594	—
Expiring 03/20/19	Barclays Bank PLC	PHP	24,274	454,000	464,198	10,198	—
Expiring 03/20/19	Barclays Bank PLC	PHP	15,464	294,000	295,707	1,707	—
Expiring 03/20/19	Barclays Bank PLC	PHP	12,914	245,000	246,952	1,952	—
Expiring 03/20/19	Barclays Bank PLC	PHP	12,457	235,000	238,220	3,220	—
Expiring 03/20/19	Citibank, N.A.	PHP	19,213	361,113	367,408	6,295	—
Expiring 03/20/19	Citibank, N.A.	PHP	9,121	173,000	174,411	1,411	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	28,599	541,000	546,888	5,888	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	25,916	490,000	495,590	5,590	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	24,840	465,000	475,018	10,018	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	18,743	356,000	358,428	2,428	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	17,161	322,000	328,167	6,167	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	13,539	256,000	258,911	2,911	—
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	35,320	531,137	536,915	5,778	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/20/19	Barclays Bank PLC	RUB	35,138	$ 524,979	$ 534,149	$ 9,170	$ —
Expiring 03/20/19	Barclays Bank PLC	RUB	35,040	529,057	532,666	3,609	—
Expiring 03/20/19	Barclays Bank PLC	RUB	34,552	509,958	525,248	15,290	—
Expiring 03/20/19	Barclays Bank PLC	RUB	33,456	497,466	508,581	11,115	—
Expiring 03/20/19	Barclays Bank PLC	RUB	16,585	249,000	252,117	3,117	—
Expiring 03/20/19	Barclays Bank PLC	RUB	15,609	233,000	237,280	4,280	—
Expiring 03/20/19	Barclays Bank PLC	RUB	15,355	231,000	233,426	2,426	—
Expiring 03/20/19	Barclays Bank PLC	RUB	14,006	211,000	212,919	1,919	—
Expiring 03/20/19	Barclays Bank PLC	RUB	13,916	206,000	211,550	5,550	—
Expiring 03/20/19	Barclays Bank PLC	RUB	13,673	202,000	207,856	5,856	—
Expiring 03/20/19	Barclays Bank PLC	RUB	12,153	175,000	184,743	9,743	—
Expiring 03/20/19	Barclays Bank PLC	RUB	11,414	169,000	173,515	4,515	—
Expiring 03/20/19	Barclays Bank PLC	RUB	10,868	163,000	165,211	2,211	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	34,519	505,361	524,738	19,377	—
Singapore Dollar,
Expiring 02/08/19	Bank of America, N.A.	SGD	234	171,000	173,560	2,560	—
Expiring 02/08/19	Citibank, N.A.	SGD	215	157,000	159,660	2,660	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	451	334,001	335,339	1,338	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	441	326,000	327,476	1,476	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	364	265,000	270,256	5,256	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	348	255,000	258,594	3,594	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	252	183,000	186,893	3,893	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	237	175,000	175,869	869	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	208	152,000	154,878	2,878	—
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	286	209,000	212,533	3,533	—
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	233	171,000	173,404	2,404	—
Expiring 02/08/19	UBS AG	SGD	377	274,000	280,204	6,204	—
South African Rand,
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	5,854	408,587	439,654	31,067	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	2,261	$ 162,000	$ 169,829	$ 7,829	$ —
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	17,764	1,994,310	1,975,257	—	(19,053)
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	1,565	175,000	174,044	—	(956)
Expiring 04/17/19	UBS AG	SEK	2,363	262,000	262,767	767	—
Swiss Franc,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	475	484,000	481,374	—	(2,626)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	237	241,000	240,226	—	(774)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	364	368,000	368,920	920	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	93,182	2,836,758	2,983,056	146,298	—
Expiring 02/08/19	Citibank, N.A.	THB	16,645	526,000	532,853	6,853	—
Expiring 02/08/19	Citibank, N.A.	THB	14,855	452,000	475,571	23,571	—
Expiring 02/08/19	Citibank, N.A.	THB	13,889	438,000	444,632	6,632	—
Expiring 02/08/19	Citibank, N.A.	THB	11,857	374,000	379,579	5,579	—
Expiring 02/08/19	Citibank, N.A.	THB	10,082	306,000	322,746	16,746	—
Expiring 02/08/19	Citibank, N.A.	THB	8,379	262,000	268,232	6,232	—
Expiring 02/08/19	Citibank, N.A.	THB	7,568	232,000	242,291	10,291	—
Expiring 02/08/19	Citibank, N.A.	THB	7,320	230,000	234,322	4,322	—
Expiring 02/08/19	Citibank, N.A.	THB	6,470	201,000	207,129	6,129	—
Expiring 02/08/19	Citibank, N.A.	THB	6,456	198,000	206,671	8,671	—
Expiring 02/08/19	Citibank, N.A.	THB	6,433	197,000	205,953	8,953	—
Expiring 02/08/19	Citibank, N.A.	THB	6,235	193,000	199,598	6,598	—
Expiring 02/08/19	Citibank, N.A.	THB	5,942	187,000	190,233	3,233	—
Expiring 02/08/19	Citibank, N.A.	THB	5,582	175,000	178,708	3,708	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	16,148	491,419	516,951	25,532	—
Expiring 05/10/19	Citibank, N.A.	THB	55,407	1,760,839	1,778,435	17,596	—
Expiring 05/10/19	Citibank, N.A.	THB	15,156	486,000	486,473	473	—
Expiring 05/10/19	Goldman Sachs International	THB	20,591	655,123	660,913	5,790	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	17,926	573,000	575,384	2,384	—
Expiring 05/10/19	UBS AG	THB	9,945	316,000	319,227	3,227	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	1,929	$ 355,836	$ 366,243	$ 10,407	$ —
Expiring 03/08/19	Barclays Bank PLC	TRY	1,797	328,389	341,136	12,747	—
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	9,066	1,609,506	1,721,337	111,831	—
				$62,802,641	$63,828,809	1,130,187	(104,019)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	610	$ 437,482	$ 443,928	$ —	$ (6,446)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	2,377	1,711,735	1,729,806	—	(18,071)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	262	187,000	190,412	—	(3,412)
Brazilian Real,
Expiring 02/04/19	Citibank, N.A.	BRL	609	163,000	166,938	—	(3,938)
Expiring 02/04/19	Goldman Sachs International	BRL	4,206	1,076,181	1,153,007	—	(76,826)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	5,020	1,333,919	1,375,977	—	(42,058)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	688	181,000	188,692	—	(7,692)
Expiring 02/25/19	Citibank, N.A.	BRL	233	59,294	63,800	—	(4,506)
Expiring 03/06/19	Barclays Bank PLC	BRL	642	170,000	175,662	—	(5,662)
British Pound,
Expiring 04/17/19	Citibank, N.A.	GBP	192	249,000	252,919	—	(3,919)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	2,580	3,347,332	3,396,788	—	(49,456)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	298	393,000	391,813	1,187	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	217	284,000	285,558	—	(1,558)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	362	$ 478,000	$ 476,737	$ 1,263	$ —
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	203	266,000	266,970	—	(970)
Expiring 04/17/19	UBS AG	GBP	216	285,000	284,363	637	—
Canadian Dollar,
Expiring 04/18/19	Goldman Sachs International	CAD	1,335	1,009,342	1,017,480	—	(8,138)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	285	214,000	217,176	—	(3,176)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	709,391	1,046,454	1,081,786	—	(35,332)
Expiring 03/20/19	Citibank, N.A.	CLP	271,340	398,761	413,780	—	(15,019)
Expiring 03/20/19	Citibank, N.A.	CLP	197,953	291,936	301,869	—	(9,933)
Expiring 03/20/19	Goldman Sachs International	CLP	279,492	406,859	426,211	—	(19,352)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	294,045	437,482	448,404	—	(10,922)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	365,909	525,000	557,994	—	(32,994)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	182,992	266,000	279,054	—	(13,054)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	164,880	240,000	251,434	—	(11,434)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	143,004	207,000	218,074	—	(11,074)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	4,636	682,000	691,348	—	(9,348)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	1,679	247,000	250,434	—	(3,434)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	18,130	2,664,681	2,703,506	—	(38,825)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	3,432	$ 508,000	$ 511,781	$ —	$ (3,781)
Colombian Peso,
Expiring 02/20/19	BNP Paribas SA	COP	1,114,901	352,705	358,787	—	(6,082)
Expiring 02/20/19	BNP Paribas SA	COP	788,316	251,000	253,688	—	(2,688)
Expiring 02/20/19	Citibank, N.A.	COP	1,899,794	582,000	611,373	—	(29,373)
Expiring 02/20/19	Citibank, N.A.	COP	1,482,412	449,277	477,056	—	(27,779)
Expiring 02/20/19	Morgan Stanley & Co. International PLC	COP	487,650	150,000	156,931	—	(6,931)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	576,066	182,000	185,384	—	(3,384)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	3,842	171,000	171,136	—	(136)
Expiring 04/17/19	UBS AG	CZK	9,237	410,000	411,417	—	(1,417)
Expiring 04/17/19	UBS AG	CZK	7,129	317,000	317,505	—	(505)
Expiring 04/17/19	UBS AG	CZK	6,973	310,000	310,550	—	(550)
Expiring 04/17/19	UBS AG	CZK	5,857	259,000	260,847	—	(1,847)
Expiring 04/17/19	UBS AG	CZK	4,937	219,000	219,884	—	(884)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	200	253,730	229,369	24,361	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	851	968,753	980,323	—	(11,570)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	422	482,589	485,867	—	(3,278)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	388	440,881	446,500	—	(5,619)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	253	292,000	292,010	—	(10)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	156	179,000	179,635	—	(635)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	213	244,000	245,799	—	(1,799)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	182	208,000	209,327	—	(1,327)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/17/19	UBS AG	EUR	45,486	$ 51,949,806	$ 52,406,132	$ —	$ (456,326)
Hungarian Forint,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	382,897	1,371,480	1,395,058	—	(23,578)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	382,897	1,365,391	1,395,058	—	(29,667)
Expiring 04/17/19	UBS AG	HUF	69,075	248,000	251,672	—	(3,672)
Expiring 04/17/19	UBS AG	HUF	56,462	201,000	205,715	—	(4,715)
Expiring 04/17/19	UBS AG	HUF	46,260	165,000	168,546	—	(3,546)
Indian Rupee,
Expiring 03/20/19	Citibank, N.A.	INR	19,102	269,000	267,162	1,838	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	21,052	293,000	294,440	—	(1,440)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	14,923	209,000	208,712	288	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	20,426	286,000	285,686	314	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	12,760	178,000	178,464	—	(464)
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	5,737,575	392,447	408,363	—	(15,916)
Expiring 03/20/19	Citibank, N.A.	IDR	2,705,655	183,000	192,571	—	(9,571)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	10,131,404	709,830	721,086	—	(11,256)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,512,296	310,700	321,155	—	(10,455)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	4,338,450	310,000	308,782	1,218	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,775,820	188,000	197,564	—	(9,564)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	2,650,274	179,000	188,629	—	(9,629)
Expiring 03/20/19	UBS AG	IDR	4,702,698	319,000	334,707	—	(15,707)
Expiring 03/20/19	UBS AG	IDR	2,604,821	177,000	185,394	—	(8,394)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	1,763	481,850	487,814	—	(5,964)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	20,099	$ 186,000	$ 185,697	$ 303	$ —
Mexican Peso,
Expiring 03/20/19	HSBC Bank USA, N.A.	MXN	9,203	478,000	477,845	155	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	7,125	344,446	369,958	—	(25,512)
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	12,200	397,000	398,358	—	(1,358)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	2,512	1,717,309	1,739,312	—	(22,003)
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	626	185,000	187,798	—	(2,798)
Expiring 03/20/19	Citibank, N.A.	PEN	657	196,000	197,112	—	(1,112)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	1,039	309,000	311,782	—	(2,782)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	28,066	529,057	536,712	—	(7,655)
Expiring 03/20/19	Barclays Bank PLC	PHP	26,100	498,000	499,110	—	(1,110)
Expiring 03/20/19	Barclays Bank PLC	PHP	25,971	497,000	496,635	365	—
Expiring 03/20/19	Barclays Bank PLC	PHP	21,656	414,000	414,131	—	(131)
Expiring 03/20/19	Barclays Bank PLC	PHP	14,805	282,000	283,114	—	(1,114)
Expiring 03/20/19	Barclays Bank PLC	PHP	13,411	254,000	256,461	—	(2,461)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	26,192	490,305	500,868	—	(10,563)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	18,242	348,000	348,843	—	(843)
Polish Zloty,
Expiring 04/17/19	Goldman Sachs International	PLN	6,229	1,658,121	1,677,008	—	(18,887)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PLN	802	$ 213,000	$ 215,935	$ —	$ (2,935)
Expiring 04/17/19	UBS AG	PLN	685	182,000	184,404	—	(2,404)
Expiring 04/17/19	UBS AG	PLN	611	163,000	164,522	—	(1,522)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	692	503,757	514,058	—	(10,301)
Expiring 02/08/19	Goldman Sachs International	SGD	243	180,000	180,694	—	(694)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	263	194,000	195,300	—	(1,300)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	255	187,000	189,533	—	(2,533)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	353	258,000	262,225	—	(4,225)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	278	203,000	206,702	—	(3,702)
Expiring 02/08/19	UBS AG	SGD	669	492,000	496,944	—	(4,944)
Expiring 02/08/19	UBS AG	SGD	265	193,000	197,235	—	(4,235)
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	2,565	176,000	192,590	—	(16,590)
Expiring 03/08/19	Citibank, N.A.	ZAR	23,842	1,734,907	1,790,511	—	(55,604)
Expiring 03/08/19	Citibank, N.A.	ZAR	2,352	169,000	176,664	—	(7,664)
Expiring 03/08/19	Citibank, N.A.	ZAR	2,167	157,000	162,749	—	(5,749)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	5,494	392,447	412,549	—	(20,102)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	2,712	194,000	203,657	—	(9,657)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	2,712	197,000	203,658	—	(6,658)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	2,302	166,000	172,851	—	(6,851)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	2,277	159,000	170,978	—	(11,978)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	1,615,233	$ 1,447,886	$ 1,453,789	$ —	$ (5,903)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	443,316	395,000	399,007	—	(4,007)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	KRW	204,349	181,000	183,924	—	(2,924)
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	1,555	175,000	172,852	2,148	—
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	1,986	221,000	220,800	200	—
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	5,201	5,258,235	5,268,649	—	(10,414)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	479	485,000	485,222	—	(222)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	171	173,000	173,698	—	(698)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	55,407	1,756,151	1,773,746	—	(17,595)
Expiring 02/08/19	Citibank, N.A.	THB	22,257	680,000	712,511	—	(32,511)
Expiring 02/08/19	Citibank, N.A.	THB	19,333	588,000	618,908	—	(30,908)
Expiring 02/08/19	Citibank, N.A.	THB	17,934	549,000	574,132	—	(25,132)
Expiring 02/08/19	Citibank, N.A.	THB	15,797	483,000	505,729	—	(22,729)
Expiring 02/08/19	Citibank, N.A.	THB	15,791	479,000	505,513	—	(26,513)
Expiring 02/08/19	Citibank, N.A.	THB	15,426	468,000	493,844	—	(25,844)
Expiring 02/08/19	Citibank, N.A.	THB	14,692	448,000	470,330	—	(22,330)
Expiring 02/08/19	Citibank, N.A.	THB	13,841	422,000	443,088	—	(21,088)
Expiring 02/08/19	Citibank, N.A.	THB	5,385	164,000	172,384	—	(8,384)
Expiring 02/08/19	Goldman Sachs International	THB	20,591	653,460	659,170	—	(5,710)
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	961	169,032	182,531	—	(13,499)
Expiring 03/08/19	Citibank, N.A.	TRY	1,200	211,000	227,844	—	(16,844)
Expiring 03/08/19	Goldman Sachs International	TRY	1,181	211,000	224,171	—	(13,171)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	1,022	$ 181,467	$ 193,983	$ —	$ (12,516)
Expiring 03/08/19	UBS AG	TRY	1,026	185,000	194,835	—	(9,835)
Expiring 03/08/19	UBS AG	TRY	865	161,000	164,169	—	(3,169)
				$117,317,477	$119,069,131	34,277	(1,785,931)
						$1,164,464	$(1,889,950)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	25,082	EUR	79	$ 661	$ —	Citibank, N.A.
04/17/19	Buy	HUF	56,523	EUR	177	1,469	—	Citibank, N.A.
04/17/19	Buy	HUF	113,008	EUR	355	2,925	—	Citibank, N.A.
04/17/19	Buy	CHF	481	EUR	427	—	(4,659)	Citibank, N.A.
04/17/19	Buy	CZK	10,865	EUR	422	—	(1,950)	JPMorgan Chase Bank, N.A.
						$5,055	$(6,609)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia	12/20/23	1.000%(Q)	1,500	1.018%	$ 562	$ (1,458)	$ 2,020	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.689%	77,002	(4,861)	81,863	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	1,500	6.517%	(314,349)	(1,458)	(312,891)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.643%	(206,150)	(7,292)	(198,858)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.470%	38,344	(1,458)	39,802	Barclays Bank PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Colombia	12/20/23	1.000%(Q)	2,000	1.229%	$ (18,243)	$ (1,944)	$ (16,299)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	1.400%	(33,640)	(1,944)	(31,696)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	1,500	7.459%	(350,495)	(1,458)	(349,037)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.664%	24,839	(1,458)	26,297	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.742%	19,452	(1,458)	20,910	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.913%	7,745	(1,458)	9,203	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	1.766%	(147,846)	(4,375)	(143,471)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	3.015%	(638,075)	(7,292)	(630,783)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	1.304%	(56,110)	(4,375)	(51,735)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.340%	(91,505)	(6,319)	(85,186)	Barclays Bank PLC
					$(1,688,469)	$(48,608)	$(1,639,861)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	50,000	$1,513,619	$(11,389)	$1,525,008	Barclays Bank PLC
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Ameriquest Home Equity	02/28/19	1.250%(M)	98	*	$ 3	$—	$ 3	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	02/28/19	1.250%(M)	301	*	10	—	10	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	02/28/19	1.250%(M)	208	*	7	—	7	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	02/28/19	1.250%(M)	96	*	3	—	3	Goldman Sachs International
Chase Mortgage	02/28/19	1.250%(M)	408	*	14	—	14	Goldman Sachs International
Citigroup Mortgage Loan Trust	02/28/19	1.250%(M)	105	*	4	—	4	Goldman Sachs International
Countrywide Alternative Loan Trust	02/28/19	1.250%(M)	186	*	6	—	6	Goldman Sachs International
Countrywide Alternative Loan Trust	02/28/19	1.250%(M)	19	*	1	—	1	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)	276	*	10	—	10	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)	166	*	6	—	6	Goldman Sachs International
Equity One Home Equity	02/28/19	1.250%(M)	61	*	2	—	2	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	223	*	8	—	8	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	173	*	6	—	6	Goldman Sachs International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	129	*	$ 4	$—	$ 4	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	100	*	3	—	3	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	39	*	1	—	1	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	29	*	1	—	1	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	38	*	1	—	1	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	36	*	1	—	1	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	30	*	1	—	1	Goldman Sachs International
GSR Mortgage Loan Trust	02/28/19	1.250%(M)	75	*	3	—	3	Goldman Sachs International
Lehman Home Equity	02/28/19	1.250%(M)	279	*	10	—	10	Goldman Sachs International
Lehman Home Equity	02/28/19	1.250%(M)	37	*	1	—	1	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)	113	*	4	—	4	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)	34	*	1	—	1	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	288	*	10	—	10	Goldman Sachs International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
New Century Home Equity	02/28/19	1.250%(M)	120	*	$ 4	$—	$ 4	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	55	*	2	—	2	Goldman Sachs International
Nomura Home Equity	02/28/19	1.250%(M)	35	*	1	—	1	Goldman Sachs International
Soundview Home Equity Loan Trust	02/28/19	1.250%(M)	244	*	8	—	8	Goldman Sachs International
Structured Agency Credit Risk	02/28/19	1.250%(M)	303	*	11	—	11	Goldman Sachs International
					$147	$—	$147

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	$(35,012)	$(37,117)	$ 2,105	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	1,640	(6,933)	(1,076)	(5,857)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	1,000	5,405	15,368	(9,963)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	730	3,945	16,371	(12,426)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	800	78,745	81,166	(2,421)	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	450	3,754	2,824	930	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	3,671	6,986	(3,315)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	1,252	2,648	(1,396)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	1,252	2,448	(1,196)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	1,252	886	366	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	625	470	155	Citibank, N.A.
				$ 57,956	$ 90,974	$(33,018)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	03/20/19	1.000%(Q)	825	2.321%	$ (457)	$ (3,234)	$ 2,777	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	455	3.867%	(48,582)	(44,532)	(4,050)	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	350	4.176%	(48,682)	(75,726)	27,044	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	420	4.285%	(64,556)	(96,658)	32,102	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	330	4.452%	(59,527)	(59,772)	245	Bank of America, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)	1,000	0.197%	4,284	8,112	(3,828)	Goldman Sachs International
Kingdom of Spain	06/20/19	1.000%(Q)	4,900	0.197%	20,994	27,947	(6,953)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.697%	20,506	22,723	(2,217)	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	1,183	1.112%	(9,481)	(7,702)	(1,779)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	3.019%	(29,021)	(20,752)	(8,269)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	3.019%	(28,248)	(24,262)	(3,986)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.019%	(9,674)	(8,515)	(1,159)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.019%	(9,674)	(8,361)	(1,313)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.019%	(9,674)	(6,950)	(2,724)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	3.019%	(5,030)	(3,595)	(1,435)	Citibank, N.A.
Republic of France	12/20/23	0.250%(Q)	1,000	0.362%	(4,854)	(6,745)	1,891	Bank of America, N.A.
Republic of Italy	06/20/20	1.000%(Q)	680	1.032%	518	(9,834)	10,352	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	1,270	1.420%	(10,690)	(26,369)	15,679	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	1,640	1.564%	(23,294)	(60,934)	37,640	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,000	1.929%	(35,646)	(52,718)	17,072	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	730	1.929%	(26,021)	(43,970)	17,949	Bank of America, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	1,270	1.929%	$ (45,270)	$ (60,226)	$ 14,956	Goldman Sachs International
Republic of Italy	12/20/23	1.000%(Q)	595	2.017%	(25,630)	(43,505)	17,875	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/23	1.000%(Q)	2,000	0.809%	18,074	(222)	18,296	Barclays Bank PLC
Republic of Portugal	12/20/23	1.000%(Q)	60	0.871%	421	(3)	424	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.567%	22,464	29,612	(7,148)	BNP Paribas SA
					$(406,750)	$(576,191)	$169,441

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	22,190	$257,108	$206,179	$(50,929)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(12,790)	$22,950	$(35,740)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$14,301	$ (662)	$14,963	Goldman Sachs International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$14,301	$ (9,794)	$24,095	Morgan Stanley & Co. International PLC
CMBX.NA.6.AA	05/11/63	1.500%(M)	500	*	7,151	(30,606)	37,757	Credit Suisse International
					$35,753	$(41,062)	$76,815
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$ (73,770)	$—	$ (73,770)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(62,617)	—	(62,617)
							$(136,387)	$—	$(136,387)

Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
8,640	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$ (8,293)	$ (8,293)
4,600	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	24,859	24,859
				$—	$16,566	$16,566
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	1,909	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$ —	$ 170,152	$ 170,152
EUR	240	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(432)	(86)	346

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	$ (31,161)	$ (35,837)	$ (4,676)
EUR	1,760	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(10,603)	(11,851)	(1,248)
EUR	5,410	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	1,281	(50,492)	(51,773)
EUR	13,165	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(231,508)	(461,797)	(230,289)
EUR	3,250	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(12,564)	(59,188)	(46,624)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(6,194)	(6,387)
EUR	47,061	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	288,769	825,751	536,982
EUR	4,515	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	146,841	(101,167)	(248,008)
EUR	770	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(185)	(45,608)	(45,423)
EUR	320	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	11,952	(5,209)	(17,161)
EUR	1,570	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	61,954	(17,833)	(79,787)
EUR	50	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,263	(1,641)	(3,904)
EUR	1,900	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	70,609	70,609
EUR	1,900	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(70,472)	(70,472)
EUR	235	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	8,333	(8,315)	(16,648)
EUR	485	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	20,863	20,863
EUR	485	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(20,572)	(20,572)
EUR	2,010	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	42,038	42,038
EUR	2,010	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(41,573)	(41,573)
JPY	4,844,840	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(15,448)	(15,448)
JPY	2,224,240	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(783)	(783)
	44,420	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	73,584	73,584

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
8,590	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$ (3,246)	$ 66,564	$ 69,810
8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(6,162)	66,906	73,068
5,120	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	54,389	54,389
25,520	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	7,213	171,285	164,072
50,695	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	46,098	286,396	240,298
31,590	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9,413	144,007	134,594
27,295	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	304	100,048	99,744
43,415	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(1,501)	130,573	132,074
13,460	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	14,709	14,709
52,310	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	13,197	7,392	(5,805)
16,400	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	(18,996)	(18,996)
59,990	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,375)	(100,668)	(99,293)
1,795	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(499)	(3,119)	(2,620)
8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(43,005)	(43,005)
11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(140,545)	(142,781)
10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(131,609)	(131,609)
305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	(1,616)	(1,620)
29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(433,889)	(433,889)
2,065	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	5,067	32,027	26,960
4,274	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(4,718)	58,317	63,035
5,330	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(29,054)	68,288	97,342
4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	54,858	57,849
1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	25,016	25,016
340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	10,178	8,636
3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	54,813	54,813
33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	487,459	380,178
8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	26,823	126,578	99,755
23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	276,536	196,474
8,750	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	11,864	(122,112)	(133,976)
10,925	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(378,107)	(378,107)
44,858	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(31,022)	(1,188,586)	(1,157,564)
6,550	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(221,647)	(221,647)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	29,470	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	$ 23,251	$ (969,025)	$ (992,276)
	38,138	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,189	(1,264,183)	(1,265,372)
	3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	122,943	84,051
	3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	3,971	93,173	89,202
	1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	28,935	28,935
	2,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	—	33,043	33,043
	1,000	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	23,161	23,161
	915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	22,212	22,212
	69,484	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(1,036,004)	(1,461,158)	(425,154)
	34,775	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(152,784)	(552,514)	(399,730)
	305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	61,867	61,867
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	7,824	7,824
	205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	46,229	46,229
	205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	9,680	9,680
	190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	6,903	6,903
ZAR	15,331	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(3,367)	20,583	23,950
					$ (659,183)	$(4,068,956)	$(3,409,773)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	336	$(1,660)	$(1,028)	$(632)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$17,151,369
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 13,560,455	$ —
Collateralized Loan Obligations	—	216,148,806	—
Consumer Loans	—	11,707,508	—
Credit Card	—	2,205,132	—
Home Equity Loans	—	6,884,653	—
Other	—	2,529,660	—
Residential Mortgage-Backed Securities	—	24,744,503	5,810,745
Student Loans	—	11,963,221	—

Bank Loans	—	12,708,223	1,547,763
Commercial Mortgage-Backed Securities	—	142,166,053	—
Convertible Bond	—	969,390	—
Corporate Bonds	—	368,767,022	—
Municipal Bonds	—	4,106,836	—
Residential Mortgage-Backed Securities	—	36,778,293	6,350,000
Sovereign Bonds	—	180,746,264	—
U.S. Government Agency Obligations	—	13,014,890	—
U.S. Treasury Obligations	—	120,244,365	—
Common Stock	12,016	—	—
Preferred Stock	126,600	—	—
Affiliated Mutual Funds	73,737,518	—	—
Commercial Paper	—	4,492,671	—
Options Purchased	—	292,365	—
Options Written	—	(83,904)	(1,231)
Other Financial Instruments*
Futures Contracts	2,681,785	—	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Forward Foreign Currency Exchange Contracts	$ —	$ (725,486)	$ —
OTC Cross Currency Exchange Contracts	—	(1,554)	—
OTC Packaged Credit Default Swap Agreements	—	(174,850)	—
Centrally Cleared Credit Default Swap Agreement	—	(50,929)	—
OTC Credit Default Swap Agreements	—	(325,831)	147
OTC Currency Swap Agreements	—	(136,387)	—
Centrally Cleared Inflation Swap Agreements	—	16,566	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,409,773)	—
OTC Total Return Swap Agreement	—	(1,660)	—
Total	$76,557,919	$1,169,136,502	$13,707,424
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities — Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities	Options Written	Credit Default Swap Agreements
Balance as of 10/31/18	$4,464,713	$ —	$ —	$(12,354)	$(3,139)
Realized gain (loss)	504	—	—	—	3,253
Change in unrealized appreciation (depreciation)	(27,500)	(11,726)	—	11,123	3,286
Purchases/Exchanges/Issuances	1,600,000	1,559,489	6,350,000	—	—
Sales/Paydowns	(228,416)	—	—	—	(3,253)
Accrued discount/premium	1,444	—	—	—	—
Transfers into of Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 01/31/19	$5,810,745	$1,547,763	$6,350,000	$ (1,231)	$ 147
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (27,500)	$ (11,726)	$ —	$ 11,123	$ 147

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Residential Mortgage-Backed Securities	$ 5,810,745	Market Approach	Single Broker Indicative Quote
Bank Loans	1,547,763	Market Approach	Single Broker Indicative Quote

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$ 6,350,000	Market Approach	Single Broker Indicative Quote
Options Written	(1,231)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	147	Market Approach	Single Broker Indicative Quote
	$13,707,424

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.2%
Asset-Backed Securities 27.0%
Automobiles 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630%	12/20/21		13,600	$ 13,468,503
Series 2016-01A, Class A, 144A	2.990	06/20/22		5,000	4,971,789

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22		18,500	18,485,043
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A	3.170	03/15/25		11,000	11,006,785
Series 2018-04, Class A	4.060	11/15/30		97,800	99,294,081
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A	2.730	03/25/21		9,600	9,546,295
Series 2016-02A, Class A, 144A	2.950	03/25/22		2,600	2,575,840
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20		6,697	6,679,609
Series 2017-02A, Class B, 144A	2.550	11/14/23		4,600	4,558,786
Series 2017-02A, Class C, 144A	2.820	07/15/24		1,200	1,189,562
Series 2017-02A, Class E, 144A	4.740	11/14/25		7,400	7,369,948
					179,146,241
Collateralized Loan Obligations 19.8%
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%	3.887(c)	07/15/31		141,083	139,402,391
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.277(c)	10/15/28		4,250	4,253,093
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	4.057(c)	07/15/30		140,561	140,394,534
Ares CLO Ltd. (Cayman Islands), Series 2016-39A, Class A, 144A, 3 Month LIBOR + 1.530%	4.310(c)	07/18/28		64,750	64,872,177
Armada Euro CLO (Ireland),
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	65,750	74,215,116
Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	16,574,328

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.067(c)	07/15/29		35,900	35,785,558

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.470%(c)	11/17/27		34,590	$ 34,311,187
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	4.039(c)	07/16/29		41,750	41,498,218
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	4.079(c)	01/16/30		69,250	69,047,998
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	100,050	113,042,861
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	20,000	22,874,767

Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.732(c)	04/23/31		44,500	43,879,194
Bain Capital Euro CLO DAC (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	100,950	114,332,071
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.377(c)	10/15/28		78,750	78,828,703
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.329(c)	01/24/29		61,700	61,749,021
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.251(c)	01/20/29		17,250	17,266,624
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037(c)	10/15/30		49,000	48,883,958

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	4.123(c)	01/17/28		2,915	2,851,273
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.743(c)	04/17/31		50,000	49,331,920
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.815(c)	07/27/31		52,500	51,957,271

Carlyle Global Market Strategies Euro CLO (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730%	0.730(c)	01/25/32	EUR	50,000	56,418,047

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.689%(c)	07/20/31		35,000	$ 34,877,777
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.967(c)	01/15/30		37,250	37,146,404
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.781(c)	04/20/31		31,750	31,398,178
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	4.021(c)	04/22/30		145,225	144,405,248
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	4.180(c)	10/18/26		27,968	27,997,184

Cbam Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100%	3.861(c)	07/20/31		27,500	27,073,866
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.759(c)	04/24/31		24,250	23,931,961
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.597(c)	10/17/31		34,450	34,363,779
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.871(c)	01/22/31		98,250	97,637,107
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.029(c)	10/24/30		10,000	10,007,121
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040%	3.816(c)	04/20/31		71,000	69,863,141

CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	6,097,935
CVC Cordatus Loan Fund X DAC (Ireland), Series 10A, Class A1, 144A	0.720	01/26/31	EUR	100,000	113,054,002
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	4.017(c)	10/15/29		116,500	115,907,924
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.967(c)	10/15/26		24,335	24,300,250
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%	4.330(c)	04/18/27		59,200	59,279,440
Series 2015-04A, Class B, 144A, 3 Month LIBOR + 2.430%	5.210(c)	04/18/27		21,250	21,289,211
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	4.007(c)	07/15/30		36,000	35,748,374

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%	3.907%(c)	07/15/31		127,600	$ 125,821,690
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.797(c)	04/15/31		146,700	145,026,710
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400%	4.187(c)	04/15/31		10,000	9,756,863

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.795(c)	04/26/31		57,750	56,812,868
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090(c)	09/06/31	EUR	55,750	62,886,583
Series 01A, Class A3, 144A	1.700	09/06/31	EUR	10,000	11,481,990

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.582(c)	02/05/31		14,500	14,320,120
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160%	3.921(c)	10/20/29		13,925	13,847,953
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625%	4.386(c)	10/20/29		1,025	1,011,498

HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260%	3.849(c)	05/07/30		16,000	15,974,048
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.801(c)	04/25/31		24,700	24,359,115
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	4.052(c)	10/23/29		70,000	69,712,132

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.617(c)	04/15/27		30,000	29,724,810
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 3 Month LIBOR + 1.175%	3.951(c)	10/20/31		148,000	146,220,418
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.967(c)	01/15/31		73,150	72,686,536

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	4.050%(c)	07/18/30		167,750	$167,556,567

Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.881(c)	04/25/31		43,100	42,504,561
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.881(c)	04/21/31		39,000	38,601,022
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.561(c)	04/21/31		17,500	17,363,152
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.911(c)	07/20/31		54,250	53,564,264

Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.511(c)	04/20/28		33,300	33,352,234
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.989(c)	01/16/31		59,950	59,454,687
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	4.047(c)	10/12/30		120,550	119,834,668
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.637(c)	01/15/28		35,344	35,043,201
Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-06A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.477(c)	07/15/28		39,000	39,106,977
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	4.047(c)	07/15/30		58,900	58,601,236
OCP Euro CLO DAC (Ireland), Series 2017-02A, Class A, 144A	0.820	01/15/32	EUR	108,000	122,673,114
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%	3.783(c)	07/17/29		123,700	122,808,741
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	4.001(c)	10/30/30		63,500	63,180,297
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	4.251(c)	01/20/29		90,000	90,089,478

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.811%(c)	04/20/31		94,500	$93,565,291

OZLME Designated Activity Co. (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	79,000	89,310,076
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.946(c)	05/21/29		65,000	64,990,647
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	4.046(c)	07/20/30		123,500	123,357,246

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.834(c)	11/14/29		90,000	89,472,060
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150%	3.937(c)	07/15/31		94,700	93,843,514
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.997(c)	10/15/30		10,000	9,990,904
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	4.023(c)	10/17/30		56,250	55,908,411
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.791(c)	04/20/31		90,000	88,315,299
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.946(c)	07/25/31		37,000	36,580,328
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.689(c)	05/07/31		75,000	74,138,325
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.957(c)	07/15/31		59,250	58,788,206
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.886(c)	08/15/30		159,750	159,475,837

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.001(c)	07/20/30		50,000	49,780,625
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.641(c)	07/20/27		32,800	32,626,885

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-02A, Class A, 144A, 3 Month LIBOR + 1.660%	4.421%(c)	10/20/28		5,500	$ 5,508,282
Series 2016-03A, Class A, 144A, 3 Month LIBOR + 1.530%	4.302(c)	01/23/29		53,875	53,916,263
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	4.051(c)	07/25/30		60,000	59,890,248
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.981(c)	10/20/30		99,500	99,430,698
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.981(c)	10/20/30		750	749,478
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	4.073(c)	07/17/26		40,000	39,983,776
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	4.013(c)	01/17/30		85,000	84,564,842

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-01A, Class AR, 144A, 3 Month LIBOR + 1.450%	4.237(c)	01/15/26		40,300	40,329,064
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.961(c)	07/20/31		45,750	45,300,424
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	4.337(c)	01/15/29		127,250	127,355,185
Tikehau CLO Ltd. (Netherlands), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900%	0.900(c)	10/15/31	EUR	85,700	97,177,259
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	4.091(c)	07/25/29		65,000	64,901,408
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.981(c)	01/25/31		118,000	117,091,896
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	4.371(c)	01/25/31		12,250	12,037,655
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100%	3.861(c)	07/20/31		70,000	68,946,395

Venture 32 CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100%	3.880(c)	07/18/31		38,372	37,913,588

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	4.047%(c)	01/15/32		38,750	$ 38,599,797
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.667(c)	07/15/27		72,550	72,090,439
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300%	3.769(c)	07/21/30		19,200	19,200,232
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.411(c)	07/20/28		50,000	50,043,120
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%	3.881(c)	07/20/31		195,000	192,278,170

Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	3.770(c)	04/18/31		115,250	113,865,444
Voya Euro CLO Designated Activity Co. (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	10/15/30	EUR	95,000	107,201,824
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	4.081(c)	04/20/29		70,000	69,937,441
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.011(c)	10/20/29		40,000	39,816,624
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.638(c)	10/20/31		60,250	59,582,725

West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724	01/16/27		14,500	14,345,769
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.530%	4.291(c)	07/20/28		11,000	11,020,253
Willow Park CLO (Ireland), Series 01A, Class A1, 144A	0.840	01/15/31	EUR	6,500	7,364,725
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.911(c)	01/22/31		25,000	24,762,418
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	4.157(c)	07/15/29		74,130	74,171,179
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	4.077(c)	04/15/30		65,500	65,504,107

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.737%(c)	04/15/29	60,825	$ 60,222,492
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.961(c)	07/20/31	145,500	144,509,116
				7,299,282,735
Consumer Loans 1.4%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A	2.830	12/22/25	21,900	21,640,586
Series 2018-02A, Class A, 144A	4.230	04/20/27	45,100	45,947,939
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660	02/20/29	27,285	27,347,608
Series 2016-02A, Class A, 144A	4.100	03/20/28	3,971	3,980,960
Series 2017-01A, Class B, 144A	2.790	09/14/32	12,983	12,677,171
Series 2017-01A, Class C, 144A	3.350	09/14/32	9,900	9,684,768
Series 2018-01A, Class A, 144A	3.300	03/14/29	28,550	28,560,087
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	26,260	26,055,112
Series 2017-B, Class A, 144A	3.220	10/10/23	69,000	68,416,495
Series 2018-A, Class A, 144A	3.610	03/08/24	9,670	9,642,570
Series 2018-C, Class A, 144A	4.100	10/08/24	44,300	44,707,511
Series 2018-C, Class B, 144A	4.590	10/08/24	4,800	4,825,574
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,012,868
Series 2018-D, Class A, 144A	4.150	12/09/24	31,449	31,806,827
Series 2018-D, Class B, 144A	4.830	12/09/24	4,432	4,480,861
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.360(c)	02/25/23	24,890	24,912,122
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.160(c)	08/25/25	35,300	35,321,085

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	33,269	33,074,244
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	11,207	11,203,242
Series 2015-AA, Class B, 144A	3.620	11/15/24	3,250	3,251,070
Series 2015-AA, Class C, 144A	5.040	11/15/24	6,000	6,021,702
Series 2017-AA, Class A, 144A	2.680	07/15/30	59,100	58,249,911
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,115,221
				521,935,534

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%	10/13/30	87,200	$ 91,565,493
Home Equity Loans 0.5%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640%	3.150(c)	04/25/33	4,115	4,060,440
Series 2003-WMC01, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	06/25/33	318	315,963
Series 2004-OPT05, Class A4, 1 Month LIBOR + 1.250%	3.760(c)	06/25/34	1,805	1,799,825
Series 2005-AQ01, Class A4	4.776	01/25/34	1,044	1,062,605

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700%	3.210(c)	01/25/35	295	292,504
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	11/25/33	621	608,742
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	12/25/33	805	794,903
Series 2004-HE04, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	12/25/34	5,999	5,817,927
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780%	3.290(c)	04/25/34	8,559	8,379,507

Aegis Asset-Backed Securities Trust, Series 2005-03, Class M1, 1 Month LIBOR + 0.470%	2.980(c)	08/25/35	19	19,512
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 1.020%	3.530(c)	04/25/34	790	777,676
Ameriquest Mortgage Securities, Inc., Asset-Backed,
Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	3.270(c)	12/25/33	818	808,793
Series 2003-10, Class AV2, 1 Month LIBOR + 0.700%	3.210(c)	11/25/33	28	27,593
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-01, Class M1, 1 Month LIBOR + 1.350%	3.860(c)	02/25/33	1,559	1,556,002
Series 2003-05, Class A6	4.164	04/25/33	1,145	1,149,360

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2003-08, Class M1, 1 Month LIBOR + 1.050%	3.560%(c)	10/25/33	3,388	$ 3,314,935
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	3.250(c)	12/25/33	1,155	1,134,037
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%	4.011(c)	09/25/33	530	501,797
Series 2003-W07, Class M1, 1 Month LIBOR + 1.035%	3.545(c)	03/25/34	401	399,450
Series 2003-W09, Class M1, 1 Month LIBOR + 1.035%	3.545(c)	01/25/34	1,133	1,128,669
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.590(c)	01/25/34	1,261	1,251,894
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475%	4.175(c)	01/25/34	72	70,576
Series 2004-W02, Class AF	4.403	04/25/34	323	325,872
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	05/25/34	206	204,093
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%	2.870(c)	10/25/35	822	822,209
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%	3.754(c)	06/15/33	1,061	1,051,921
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245%	3.754(c)	08/15/33	1,230	1,225,780
Series 2003-HE05, Class M1, 1 Month LIBOR + 1.125%	3.634(c)	09/15/33	2,023	1,996,646
Series 2004-HE03, Class M1, 1 Month LIBOR + 0.810%	3.320(c)	06/25/34	6,543	6,440,788
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945%	3.455(c)	09/25/34	887	893,238
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	12/25/34	1,685	1,634,151
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	12/25/34	2,048	1,996,828
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200%	3.710(c)	10/25/32	43	43,589

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust, (cont’d.)
Series 2004-FR02, Class M2, 1 Month LIBOR + 1.020%	3.530%(c)	06/25/34	4,100	$ 4,083,792
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	03/25/34	1,315	1,311,014
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.855%	3.365(c)	07/25/34	2,603	2,584,190
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	08/25/34	3,712	3,693,470
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	09/25/34	206	205,076
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	4.085(c)	12/25/34	3,716	3,769,221
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035%	3.545(c)	06/25/35	2,000	2,016,234
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200%	2.710(c)	04/25/37	122	162,409
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	11/25/33	816	806,176
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	03/25/34	3,994	3,931,846

Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150%	3.659(c)	08/15/33	754	752,855
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925%	5.435(c)	10/25/31	58	61,625
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	934	618,824
Home Equity Asset Trust,
Series 2002-04, Class M1, 1 Month LIBOR + 1.500%	4.010(c)	03/25/33	2,204	2,191,734
Series 2003-03, Class M1, 1 Month LIBOR + 1.290%	3.800(c)	08/25/33	1,131	1,127,198
Series 2003-04, Class M1, 1 Month LIBOR + 1.200%	3.710(c)	10/25/33	1,192	1,179,917
Series 2003-05, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	12/25/33	39	38,791
Series 2003-06, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	02/25/34	2,436	2,379,337

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2004-07, Class M1, 1 Month LIBOR + 0.930%	3.440%(c)	01/25/35	516	$515,444

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660%	3.170(c)	09/25/35	944	939,255
MASTR Asset-Backed Securities Trust,
Series 2004-WMC03, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	10/25/34	4,395	4,394,191
Series 2005-NC01, Class M1, 1 Month LIBOR + 0.720%	3.230(c)	12/25/34	2,208	2,152,186
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000%	3.510(c)	08/25/32	2,644	2,627,323
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720%	3.230(c)	07/25/34	447	444,983
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%	3.710(c)	05/25/33	615	610,346
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.785(c)	04/25/33	4,390	4,379,110
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800%	3.310(c)	03/25/34	483	458,883
Series 2004-HE04, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	05/25/34	6,362	6,328,135
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.455(c)	06/25/34	672	668,588
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060%	3.570(c)	09/25/34	663	656,444
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.960%	3.470(c)	09/25/34	4,312	4,290,875
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.870%	3.380(c)	11/25/34	2,984	2,959,256
Series 2004-WMC03, Class M2, 1 Month LIBOR + 0.795%	3.305(c)	01/25/35	4,446	4,384,155
Series 2005-NC02, Class M3, 1 Month LIBOR + 0.675%	3.185(c)	03/25/35	1,542	1,538,643

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350%	3.860(c)	03/25/33	3,142	3,136,244

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410%	3.920%(c)	10/25/32	1,316	$ 1,310,531
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.635(c)	10/25/33	4,077	4,074,785
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720%	3.230(c)	10/25/33	1,704	1,650,831
Series 2004-01, Class M1, 1 Month LIBOR + 0.885%	3.395(c)	05/25/34	570	563,592
Series 2004-03, Class M1, 1 Month LIBOR + 0.930%	3.440(c)	11/25/34	534	532,581
Series 2004-04, Class M1, 1 Month LIBOR + 0.765%	3.275(c)	02/25/35	821	811,109

New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	43,759	44,375,704
Option One Mortgage Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	01/25/34	2,972	2,936,884
Renaissance Home Equity Loan Trust, Series 2004-01, Class AV3, 1 Month LIBOR + 0.940%	3.450(c)	05/25/34	5,120	4,996,774
Residential Asset Securities Trust, Series 2004-KS01, Class AI5	5.721	02/25/34	213	216,310
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.290(c)	02/25/34	515	513,694
Specialty Underwriting & Residential Finance Trust, Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%	3.275(c)	02/25/35	1,362	1,356,447
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM01, Class M1, 1 Month LIBOR + 1.350%	3.860(c)	04/25/33	175	174,758
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915%	3.425(c)	04/25/35	3,140	3,145,125
				189,964,720

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.3%
Oportun Funding LLC,
Series 2018-B, Class A, 144A	3.910%	07/08/24	25,700	$ 25,774,617
Series 2018-B, Class B, 144A	4.500	07/08/24	1,750	1,755,019
Series 2018-B, Class C, 144A	5.430	07/08/24	1,921	1,922,477

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.860(c)	04/25/23	62,500	62,785,012
				92,237,125
Residential Mortgage-Backed Securities 3.0%
Aames Mortgage Investment Trust, Series 2005-02, Class M4, 1 Month LIBOR + 0.945%	3.455(c)	07/25/35	1,011	1,014,168
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R03, Class M1, 1 Month LIBOR + 0.780%	3.290(c)	05/25/34	8,298	8,267,251
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%	3.470(c)	09/25/34	679	678,824

Amortizing Residential Collateral Trust, Series 2002-BC08, Class A3, 1 Month LIBOR + 1.000%	3.510(c)	11/25/32	246	245,197
Asset-Backed Pass-Through Certificates, Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690%	3.200(c)	04/25/34	1,262	1,263,108
Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32	360	364,322
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.856(c)	10/25/37	77,628	78,162,464
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH01, Class M2, 1 Month LIBOR + 0.555%	3.065(c)	01/25/36	306	306,111
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660%	3.170(c)	06/25/32	1,545	1,520,421
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700%	3.210(c)	12/25/33	954	936,841
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420%	2.930(c)	08/25/34	12,198	11,626,041
Series 2004-03, Class 3A3	3.270	08/25/34	248	243,329
Series 2004-12, Class AF5	5.676	04/25/35	705	702,878

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%	3.560%(c)	11/25/34	1,878	$ 1,873,497
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500%	3.010(c)	01/25/36	6,475	6,460,381
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170%	2.680(c)	06/25/37	359	356,997
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.670(c)	12/26/46	54,068	54,721,465
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.902(c)	08/25/37	53,813	53,812,814
Series 2018-RPL04, 144A	3.735	07/25/50	47,635	45,465,786
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	84,707	84,641,911
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915%	3.425(c)	01/25/34	2,856	2,856,898
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795%	3.305(c)	12/25/35	2,464	2,460,653
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2003-05, Class AF5	5.149	02/25/34	1,545	1,585,870
Series 2004-05, Class 3A, 1 Month LIBOR + 0.460%	2.970(c)	09/25/34	290	289,486
Series 2004-06, Class 1A1, 1 Month LIBOR + 0.540%	3.050(c)	12/25/34	3,371	3,302,609
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900%	3.410(c)	11/25/34	463	459,909
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780%	3.290(c)	11/25/34	513	506,191
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660%	3.170(c)	07/25/35	3,399	3,382,529
Series 2005-03, Class M3, 1 Month LIBOR + 0.765%	3.275(c)	10/25/35	10,000	10,011,777

Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.567	07/25/34	82	82,068
FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885%	3.395(c)	03/25/35	1,280	1,285,049
Finance America Mortgage Loan Trust, Series 2004-02, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	08/25/34	1,795	1,779,639

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

First Franklin Mortgage Loan Trust, Series 2003-FFH02, Class M1B, 1 Month LIBOR + 0.975%	3.485%(c)	02/25/34	2,040	$ 1,986,832
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.560(c)	12/25/33	6,069	5,947,049
Series 2004-02, Class M1, 1 Month LIBOR + 0.855%	3.365(c)	07/25/34	8,121	8,063,270
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	08/25/34	1,786	1,773,319
GSAMP Trust,
Series 2003-HE02, Class A2, 1 Month LIBOR + 0.640%	3.150(c)	08/25/33	10,403	10,185,861
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	06/25/34	3,164	3,154,870
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.975%	3.485(c)	09/25/34	1,898	1,906,596
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050%	3.560(c)	06/25/35	3,500	3,492,010
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%	2.650(c)	03/25/47	34,696	32,550,743

JPMorgan Mortgage Acquisition Trust, Series 2007-CH05, Class A4, 1 Month LIBOR + 0.160%	2.670(c)	06/25/36	2,199	2,193,871
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%	4.252(c)	01/28/70	18,616	18,834,351
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	7,564	7,564,000
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	3.130(c)	08/25/33	5,748	5,761,120
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.260(c)	02/25/34	585	578,330
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%	3.305(c)	06/25/34	189	186,220
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560%	3.070(c)	10/25/34	14	13,500

LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21	198,193	197,598,071
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%	3.030(c)	06/25/35	604	601,896

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust, (cont’d.)
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720%	3.230%(c)	06/25/35	601	$ 589,383
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845%	4.355(c)	01/25/35	2,584	2,603,489

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	07/25/34	3,323	3,205,411
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3, 1 Month LIBOR + 0.735%	3.245(c)	03/25/35	10,244	10,259,614
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125%	3.635(c)	06/25/34	809	808,208
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%	3.410(c)	11/25/34	354	346,944
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540%	3.050(c)	05/25/35	1,041	974,815
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825%	3.335(c)	05/25/35	1,145	1,135,531
Series 2004-BC03, Class A2C, 1 Month LIBOR + 1.000%	3.510(c)	07/25/35	801	798,247
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950%	3.460(c)	07/25/33	1,186	1,179,978
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900%	3.410(c)	08/25/33	235	231,691
Series 2003-BC09, Class 2A, 1 Month LIBOR + 0.950%	3.460(c)	08/25/33	9,492	9,386,378
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000%	3.510(c)	10/25/33	1,049	1,037,089
Series 2004-06, Class A3, 1 Month LIBOR + 0.800%	3.310(c)	07/25/34	2,260	2,237,575
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%	3.710(c)	08/25/34	2,510	2,480,833
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000%	3.510(c)	09/25/34	1,316	1,309,230
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940%	3.450(c)	09/25/34	1,089	1,078,319
Series 2005-06, Class M2, 1 Month LIBOR + 0.780%	3.290(c)	07/25/35	14,803	14,805,077

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, (cont’d.)
Series 2005-07, Class M1, 1 Month LIBOR + 0.735%	3.245%(c)	08/25/35		2,660	$2,657,949

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	132,326	151,156,422
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A	3.739(cc)	11/25/60		22,127	22,316,792
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		57,981	56,661,436
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		68,619	66,769,586
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		13,576	13,393,496
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		6,078	6,103,351
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58		32,201	31,563,593
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		3,216	3,211,462
					1,091,360,292
Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290	01/01/21		12	12,310
Series 2003-20I, Class 1	5.130	09/01/23		15	15,721
					28,031
Student Loans 1.3%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.910(c)	01/25/41		2,736	2,758,887
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.542	02/25/43		82,210	108,833,579
Series 2018-C, Class A, 144A	3.547	08/25/43		117,655	120,320,881
Series 2018-D, Class A, 144A	3.970	11/25/43		138,136	143,137,395

SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.242(c)	07/25/39	EUR	78,400	86,264,408
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 144A	3.340	08/25/47		7,000	6,987,673
					468,302,823
Total Asset-Backed Securities (cost $10,012,745,629)					9,933,822,994

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 0.9%
Chemicals 0.0%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.753%(c)	10/01/25		8,200	$ 8,005,250
Initial Euro Term Loan, 1 - 2 Month EURIBOR + 3.750%	3.750(c)	10/01/25	EUR	6,400	7,322,366
					15,327,616
Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	11.000(c)	09/29/25		11,138	11,239,598
Term B USD Loan, 1 Month LIBOR + 3.750%	6.250(c)	09/30/24		20,691	20,551,771
					31,791,369
Electric 0.0%
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.499(c)	08/04/23		5,112	5,009,720
Foods 0.2%
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.200(c)	10/30/22		14,264	14,099,673
Sigma Bidco BV (Netherlands), Facility B4 Loan, 3 Month GBP LIBOR + 4.000%	4.909(c)	07/02/25	GBP	43,800	55,269,645
					69,369,318
Healthcare-Products 0.0%
Avantor, Inc., Initial B-1 Euro Term Loan, 1 - 3 Month EURIBOR + 3.750%	3.750(c)	11/21/24	EUR	8,638	9,874,996
Internet 0.1%
Go Daddy Operating Co. LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%	4.749(c)	02/15/24		16,943	16,712,685

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Leisure Time 0.1%
Kiwi VFS SUB II Sarl, Facility B1 Loan, 3 Month GBP LIBOR + 3.875%	4.714%(c)	07/29/24	GBP	10,775	$ 14,008,786
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.981(c)	03/03/24	GBP	3,291	3,982,403
					17,991,189
Lodging 0.0%
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	4.260(c)	10/25/23		10,298	10,178,435
Machinery-Diversified 0.0%
Gardner Denver, Inc., Term Loan	—(p)	07/30/24		3,714	3,692,638
Packaging & Containers 0.0%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%	4.516(c)	10/01/22		1,000	983,750
Term T Loan, 1 Month LIBOR + 1.750%	4.266(c)	01/06/21		9,000	8,943,750
					9,927,500
Pharmaceuticals 0.1%
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.250%	5.129(c)	08/21/24	GBP	17,000	21,779,523
Real Estate 0.0%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.749(c)	08/21/25		12,394	12,140,891
Retail 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.813(c)	04/20/26		18,775	18,211,750
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	11,000	12,228,588
Term B, 3 Month GBP LIBOR + 4.750%	5.655(c)	02/06/25	GBP	13,324	16,964,307
Term B1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	29,602	32,950,351
					80,354,996

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 0.1%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.519%(c)	07/08/22	14,738	$ 14,677,310
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.249(c)	02/01/22	9,000	8,932,500
				23,609,810
Telecommunications 0.0%
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%^	5.000(c)	02/02/24	4,838	4,723,164
Total Bank Loans (cost $345,947,011)				332,483,850
Commercial Mortgage-Backed Securities 12.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	39,245	35,584,332
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	40,253	35,655,652

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.462	05/15/49	7,683	7,772,642
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	5,200	5,035,075
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	92,900	90,713,849
Series 2017-BNK06, Class A4	3.254	07/15/60	70,950	69,739,423
Series 2017-BNK08, Class A3	3.229	11/15/50	70,000	68,488,098
Series 2018-BNK11, Class A2	3.784	03/15/61	60,775	62,324,453

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	31,765,750
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,741,200
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,625,925
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,495,953
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	20,414,196
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,269,533
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	18,527,754
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	15,000	15,161,137
Series 2018-B04, Class A4	3.858	07/15/51	40,000	41,109,988

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2018-IND, Class F, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.309%(c)	11/15/35	9,935	$ 9,847,969
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.559(c)	11/15/35	42,337	41,965,202

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	11/15/50	37,610	36,761,327
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	12,275,854
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	59,214,966
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	77,799,889
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	118,484,059
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	28,197,131

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854%	4.363(c)	11/15/31	1,902	1,901,700
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	10,079,961
Series 2015-GC35, Class A4	3.818	11/10/48	36,255	37,344,626
Series 2015-P01, Class XB	0.053(cc)	09/15/48	58,898	174,662
Series 2016-GC37, Class A4	3.314	04/10/49	7,150	7,116,412
Series 2016-P06, Class A4	3.458	12/10/49	40,000	40,125,884
Series 2017-B01, Class A3	3.197	08/15/50	105,000	102,751,782
Series 2017-C04, Class A3	3.209	10/12/50	90,000	88,197,174
Series 2017-P07, Class A3	3.442	04/14/50	32,600	32,594,024
Series 2017-P08, Class A3	3.203	09/15/50	43,825	42,970,667
Series 2019-SMRT, Class D, 144A	4.744(cc)	01/10/24	28,600	29,126,715
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	38,729,111
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	14,131,962

Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class A4	3.762	02/10/49	24,141	24,673,206
Commercial Mortgage Trust,
Series 2013-LC06, Class XA	1.358(cc)	01/10/46	40,517	1,773,835
Series 2014-UBS03, Class A3	3.546	06/10/47	12,500	12,665,695
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,348,637
Series 2014-UBS05, Class A4	3.838	09/10/47	48,200	49,382,211
Series 2014-UBS06, Class A4	3.378	12/10/47	14,000	14,028,524
Series 2015-CR26, Class A4	3.630	10/10/48	8,380	8,506,530
Series 2015-CR27, Class A4	3.612	10/10/48	48,000	48,790,070
Series 2015-DC01, Class XA	1.128(cc)	02/10/48	121,586	5,344,271
Series 2015-LC21, Class A4	3.708	07/10/48	2,490	2,543,663
Series 2015-PC01, Class A5	3.902	07/10/50	22,200	22,867,276
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	41,262,065

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2016-DC02, Class A5	3.765%	02/10/49	15,610	$ 15,911,225
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	114,422,641
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	77,081,175
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	56,490	57,393,089
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	13,465,520
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	1,160,886
Series 2016-C07, Class A4	3.210	11/15/49	6,500	6,385,493
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	25,639,326
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	25,967,365
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	54,702,729
Series 2017-C06, Class A4	3.071	06/10/50	61,475	59,746,243
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,405	22,468,255
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	20,262,096

Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	29,928,900
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829(cc)	01/25/25	7,814	7,794,279
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.936(cc)	01/25/20	240,202	1,534,508
Series K007, Class X1, IO	1.034(cc)	04/25/20	16,518	153,519
Series K008, Class X1, IO	1.513(cc)	06/25/20	141,248	2,216,451
Series K009, Class X1, IO	1.273(cc)	08/25/20	3,050	46,945
Series K014, Class X1, IO	1.149(cc)	04/25/21	11,463	253,609
Series K015, Class X1, IO	1.572(cc)	07/25/21	1,337	43,404
Series K019, Class X1, IO	1.625(cc)	03/25/22	119,205	5,111,814
Series K020, Class X1, IO	1.407(cc)	05/25/22	45,300	1,749,098
Series K021, Class X1, IO	1.442(cc)	06/25/22	208,735	8,558,088
Series K024, Class X1, IO	0.841(cc)	09/25/22	108,871	2,747,661
Series K025, Class X1, IO	0.851(cc)	10/25/22	28,693	773,104
Series K026, Class X1, IO	0.996(cc)	11/25/22	171,489	5,327,508
Series K027, Class X1, IO	0.778(cc)	01/25/23	254,554	6,468,927
Series K032, Class X1, IO	0.103(cc)	05/25/23	240,007	1,108,856
Series K038, Class X1, IO	1.162(cc)	03/25/24	153,552	7,551,625
Series K043, Class X1, IO	0.542(cc)	12/25/24	75,747	2,092,398
Series K044, Class X1, IO	0.748(cc)	01/25/25	440,417	16,164,139
Series K052, Class X1, IO	0.667(cc)	11/25/25	306,631	11,405,169
Series K053, Class X1, IO	0.890(cc)	12/25/25	138,254	7,182,941
Series K055, Class X1, IO	1.366(cc)	03/25/26	279,049	22,693,140
Series K058, Class XAM, IO	0.815(cc)	08/25/26	59,334	3,279,847

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K069, Class X1, IO	0.369%(cc)	09/25/27	565,163	$ 16,278,792
Series K087, Class X1, IO	0.362	12/25/28	424,800	13,713,606
Series K710, Class X1, IO	1.734(cc)	05/25/19	22,344	36,074
Series K711, Class X1, IO	1.653(cc)	07/25/19	33,018	111,026
Series K718, Class X1,IO	0.624(cc)	01/25/22	279,869	4,354,840
Series K726, Class X1, IO	0.882(cc)	04/25/24	155,520	5,781,798
Series KAIV, Class X1, IO	1.269(cc)	06/25/21	1,894	42,079
Series Q001, Class XA, IO	2.264(cc)	02/25/32	29,222	4,167,767
Series Q002, Class XA, IO	1.138(cc)	07/25/33	36,645	2,681,683
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,270,547	4,047,582
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,150,710	3,921,046

GS Mortgage Securities Corp., Series 2018-GS10, Class A4	3.890(cc)	07/10/51	55,725	57,265,785
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.044(cc)	11/10/46	25,067	1,047,164
Series 2014-GC22, Class XB, IO	0.298(cc)	06/10/47	37,110	663,215
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	31,942
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	46,250,012
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	69,198,378
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	111,335,150
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	97,897,440

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	4,880,977
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	11,445	11,545,169
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	15,563,659
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4	3.493	08/15/47	9,800	9,924,281
Series 2014-C23, Class XA, IO	0.727(cc)	09/15/47	63,568	1,721,452
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,009,035
Series 2014-C25, Class A4A1	3.408	11/15/47	7,800	7,876,249
Series 2014-C26, Class A3	3.231	01/15/48	11,650	11,650,181
Series 2015-C28, Class A4	3.227	10/15/48	35,300	35,124,135
Series 2015-C29, Class XA, IO	0.804(cc)	05/15/48	47,422	1,392,149
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	53,000	51,184,178
Series 2017-C05, Class A4	3.414	03/15/50	36,250	36,204,412
Series 2017-C07, Class A4	3.147	10/15/50	90,000	87,894,765
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139	06/15/45	343	342,532
Series 2012-LC09, Class A4	2.611	12/15/47	1,909	1,905,531

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2013-C10, Class A4	2.875%	12/15/47	889	$ 886,568
Series 2013-C13, Class A3	3.525	01/15/46	3,000	2,997,751
Series 2014-C20, Class A3A1	3.472	07/15/47	5,042	5,064,243
Series 2016-JP02, Class A3	2.559	08/15/49	40,000	37,977,100
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	30,645,704
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	69,196,994

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,449,407
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.465(cc)	08/15/45	43,138	1,737,650
Series 2013-C07, Class A3	2.655	02/15/46	6,403	6,290,877
Series 2013-C08, Class A3	2.863	12/15/48	3,061	3,028,187
Series 2013-C09, Class A3	2.834	05/15/46	5,226	5,162,230
Series 2015-C24, Class A3	3.479	05/15/48	8,425	8,505,181
Series 2015-C24, Class XA, IO	0.786(cc)	05/15/48	164,973	6,527,004
Series 2015-C25, Class A5	3.635	10/15/48	32,300	32,800,130
Series 2016-C30, Class A5	2.860	09/15/49	37,200	35,603,376
Series 2016-C31, Class A4	2.840	11/15/49	42,000	40,342,873
Series 2017-C34, Class A3	3.276	11/15/52	20,000	19,646,058
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	56,175	55,240,366
Series 2018-H03, Class A4	3.914	07/15/51	40,000	41,104,836
Series 2018-H04, Class A3	4.043	12/15/51	49,000	50,886,319

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	20,716,122
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	21,135,639
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	96,899,264
Series 2017-C03, Class A3	3.167	08/15/50	78,800	76,693,329
Series 2017-C05, Class A4	3.212	11/15/50	32,275	31,479,486
Series 2017-C06, Class A4	3.320	12/15/50	50,000	49,134,800
Series 2018-C10, Class A3	4.048	05/15/51	69,500	71,987,064
Series 2018-C11, Class A4	3.977	06/15/51	40,000	41,228,700
Series 2018-C15, Class A3	4.075	12/15/51	53,000	54,944,220
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	7,856	7,805,328
Series 2013-C05, Class XA, IO, 144A	0.966(cc)	03/10/46	13,891	448,344
Series 2013-C05, Class XB, IO, 144A	0.431(cc)	03/10/46	96,528	1,736,548
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4	3.548	08/15/50	5,910	5,973,424
Series 2015-LC20, Class A4	2.925	04/15/50	6,160	6,046,195
Series 2015-NXS01, Class XB, IO	0.354(cc)	05/15/48	24,936	733,162
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	13,783,840

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-C34, Class XB, IO	0.940%(cc)	06/15/49		36,018	$ 2,263,782
Series 2016-C35, Class A3	2.674	07/15/48		60,000	57,011,382
Series 2016-C35, Class XB, IO	0.938(cc)	07/15/48		55,952	3,515,319
Series 2016-C36, Class A3	2.807	11/15/59		53,000	50,698,586
Series 2016-NXS06, Class A3	2.642	11/15/49		37,500	35,620,777
Series 2017-C38, Class A4	3.190	07/15/50		80,000	78,006,928
Series 2017-C39, Class A4	3.157	09/15/50		115,000	111,923,773
Series 2017-C40, Class A3	3.317	10/15/50		45,680	44,944,694
Series 2018-C44, Class A4	3.948	05/15/51		70,885	72,871,907
Series 2018-C45, Class A3	3.920	06/15/51		49,000	50,228,788
Series 2018-C47, Class A3	4.175	09/15/61		46,000	48,148,136

Total Commercial Mortgage-Backed Securities (cost $4,585,742,099)					4,496,310,468
Convertible Bond 0.0%
Investment Companies
Aabar Investments PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $3,676,825)	0.500	03/27/20	EUR	3,300	3,554,430
Corporate Bonds 34.4%
Aerospace & Defense 0.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		68,825	66,760,250
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		42,380	40,843,725

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25		2,700	2,802,627
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20		7,610	7,627,106
Gtd. Notes	3.000	05/11/21		9,120	9,174,911

Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25		2,700	2,689,099
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25		5,164	5,066,221
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24		25,000	24,401,965
Sr. Unsec’d. Notes	3.500	03/15/27		21,445	20,645,418

Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26		6,000	5,653,353

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800%	05/04/24	7,561	$ 7,317,843
Sr. Unsec’d. Notes(a)	4.125	11/16/28	21,550	22,165,843
				215,148,361
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes(a)	2.850	08/09/22	6,925	6,774,020
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.297	08/14/20	18,200	17,953,312
Gtd. Notes(a)	3.222	08/15/24	13,775	13,174,771
Gtd. Notes(a)	3.557	08/15/27	25,000	22,873,209
Gtd. Notes	4.390	08/15/37	3,115	2,654,299
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255	7,309,342
Gtd. Notes	4.450	06/12/25	21,668	21,829,704
Gtd. Notes	8.125	06/23/19	305	310,907

Vector Group Ltd., Sr. Sec’d. Notes, 144A(a)	6.125	02/01/25	8,000	7,010,000
				99,889,564
Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	4,684	4,646,185
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	5,295	5,407,819
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	2,411	2,357,054
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375	11/01/28	9,788	9,345,531
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	11,042	10,713,086
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—(r)	531

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23		342	$ 356,605
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		198	201,576
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150	10/11/25		2,151	2,150,996
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		730	725,065
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		1,258	1,355,221
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	7.750	06/17/21		368	379,829
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20		161	161,287
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20		399	400,934
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21		743	751,428
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22		95,448	94,822,784
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20		9,310	9,254,560
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.450	06/01/29		9,776	9,417,032
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA	2.875	04/07/30		15,656	14,483,543
United Airlines 2018-1 Class AA Pass Through Trust, Pass-Through Certificates(a)	3.500	09/01/31		12,320	11,935,923
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26		1,624	1,662,292
					180,529,281
Apparel 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500	06/15/24	EUR	7,175	8,478,403

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Apparel (cont’d.)
Michael Kors USA, Inc., Gtd. Notes, 144A	4.000%	11/01/24		10,000	$ 9,379,934
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	12,625	14,030,445
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	24,525	30,199,601
					62,088,383
Auto Manufacturers 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.100	04/12/21		16,005	15,960,121
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.207(c)	04/12/21		11,995	11,931,054
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20		20,605	20,418,793
Gtd. Notes, 144A	3.100	05/04/20		6,190	6,183,306
Gtd. Notes, 144A	3.350	05/04/21		10,540	10,522,211

Ford Holdings LLC, Gtd. Notes	9.375	03/01/20		3,300	3,471,916
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		13,495	10,242,545
Sr. Unsec’d. Notes	6.375	02/01/29		2,595	2,513,603
Sr. Unsec’d. Notes	6.625	10/01/28		6,834	6,815,290
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459	03/27/20		16,095	15,819,233
Sr. Unsec’d. Notes	3.096	05/04/23		12,090	10,908,182
Sr. Unsec’d. Notes(a)	3.219	01/09/22		12,975	12,329,263
Sr. Unsec’d. Notes	3.336	03/18/21		18,863	18,322,691
Sr. Unsec’d. Notes	3.810	01/09/24		5,000	4,540,685
Sr. Unsec’d. Notes	3.813	10/12/21		2,000	1,942,624
Sr. Unsec’d. Notes	4.134	08/04/25		3,145	2,818,080
Sr. Unsec’d. Notes	4.375	08/06/23		13,975	13,276,566
Sr. Unsec’d. Notes(a)	5.085	01/07/21		8,000	8,101,680
Sr. Unsec’d. Notes(a)	5.596	01/07/22		10,000	10,132,608
General Motors Co.,
Sr. Unsec’d. Notes	4.000	04/01/25		5,560	5,311,815
Sr. Unsec’d. Notes	4.875	10/02/23		3,725	3,777,600
Sr. Unsec’d. Notes(a)	5.150	04/01/38		10,815	9,531,070
Sr. Unsec’d. Notes(a)	6.250	10/02/43		3,990	3,875,895
Sr. Unsec’d. Notes(a)	6.600	04/01/36		4,470	4,535,142
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20		7,490	7,490,508
Gtd. Notes	3.450	04/10/22		27,425	26,814,438
Gtd. Notes	3.550	04/09/21		9,070	9,032,128

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes, 3 Month LIBOR + 0.850%(a)	3.647%(c)	04/09/21		11,990	$ 11,832,117
Gtd. Notes	3.700	05/09/23		21,265	20,539,517
Gtd. Notes	3.850	01/05/28		34,005	30,343,909
Gtd. Notes	4.000	10/06/26		7,785	7,172,172
Gtd. Notes(a)	4.350	01/17/27		23,775	22,257,331
Gtd. Notes	5.250	03/01/26		2,450	2,440,758

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN(a)	2.150	02/26/20		12,370	12,201,253
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.250	11/15/19		2,165	2,159,588
Navistar International Corp., Gtd. Notes, 144A(a)	6.625	11/01/25		8,834	8,834,000
					374,399,692
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	8,370,217
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 3.250% or PIK 4.000%	3.250	09/15/23	EUR	16,175	18,186,160
Sr. Sec’d. Notes, 144A, Cash coupon 3.750% or PIK N/A	3.750	09/15/26	EUR	15,485	16,700,695
Lear Corp.,
Sr. Unsec’d. Notes	5.250	01/15/25		2,100	2,149,946
Sr. Unsec’d. Notes	5.375	03/15/24		11,650	11,974,347
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		4,285	4,319,410
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	4,015,633

ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22		681	683,184
					66,399,592
Banks 9.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625	01/21/20		30,400	30,074,598
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,563,650
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A(a)	5.875	04/25/21		12,023	11,842,655

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125%	02/23/23	7,600	$ 7,384,549
Sr. Unsec’d. Notes	3.500	04/11/22	6,600	6,566,282
Sr. Unsec’d. Notes	3.848	04/12/23	5,200	5,170,530
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.917(c)	04/12/23	3,400	3,357,466

Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	1,500	1,426,724
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)	49,750	53,565,328
Jr. Sub. Notes, Series FF	5.875(ff)	–(rr)	31,720	30,850,872
Jr. Sub. Notes, Series V	5.125(ff)	–(rr)	2,225	2,213,875
Sr. Unsec’d. Notes	2.738(ff)	01/23/22	23,770	23,582,979
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	3,493	3,448,433
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,989,541
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	30,155	29,094,407
Sr. Unsec’d. Notes, GMTN	2.625	04/19/21	3,560	3,534,255
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	79,940	78,326,421
Sr. Unsec’d. Notes, MTN(a)	3.499(ff)	05/17/22	42,510	42,849,383
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	15,420	15,370,337
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	3,125	3,223,830
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	15,785	16,393,717
Sr. Unsec’d. Notes, MTN(a)	4.271(ff)	07/23/29	1,030	1,061,292
Sub. Notes, MTN	4.000	01/22/25	44,250	44,597,775
Sub. Notes, MTN(a)	4.200	08/26/24	5,580	5,711,870
Sub. Notes, MTN	4.450	03/03/26	45,890	47,060,111
Sub. Notes, Series L, MTN(a)	3.950	04/21/25	19,960	20,041,274

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	2,374	2,387,040
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	18,570	18,644,446
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	3.257(c)	04/13/21	15,800	15,823,542
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	–(rr)	17,715	16,607,813
Sr. Unsec’d. Notes, GMTN	3.000	02/24/25	11,680	11,473,331
Sr. Unsec’d. Notes, MTN(a)	2.200	08/16/23	13,940	13,446,619
Sr. Unsec’d. Notes, MTN(a)	2.950	01/29/23	4,360	4,354,605
Sr. Unsec’d. Notes, MTN	3.250	09/11/24	3,550	3,555,556
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.650	03/16/25	32,165	30,725,198
Sr. Unsec’d. Notes(a)	3.684	01/10/23	12,425	12,155,390
Sr. Unsec’d. Notes	4.337	01/10/28	12,590	12,121,020

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.610%(ff)	02/15/23	1,800	$ 1,808,302
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29	27,400	27,512,304

BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450	01/15/20	12,210	12,163,694
BBVA Bancomer SA (Mexico), Sub. Notes(a)	6.500	03/10/21	2,400	2,486,400
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250	03/03/23	9,010	9,060,620
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	55,885	53,824,915
Sr. Unsec’d. Notes, 144A(a)	4.400	08/14/28	20,035	19,956,468
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	1,435	1,406,241
Sr. Unsec’d. Notes, 144A, MTN(a)	3.500	03/01/23	17,520	17,369,786
Sub. Notes, 144A, MTN(a)	4.375	05/12/26	8,755	8,562,181
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	3,910,262
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	19,306,928
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,028,498
Sub. Notes, 144A, MTN	4.500	03/15/25	4,015	3,984,175
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,423,929

Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,529,675
Capital One NA, Sr. Unsec’d. Notes	2.950	07/23/21	8,385	8,306,546
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	27,940	27,988,592
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,982,749
Citigroup, Inc.,
Jr. Sub. Notes, Series T	6.250(ff)	–(rr)	9,660	9,998,100
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	51,035	51,481,556
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,590	6,688,850
Sr. Unsec’d. Notes	2.750	04/25/22	3,065	3,026,396
Sr. Unsec’d. Notes(a)	2.876(ff)	07/24/23	7,800	7,655,923
Sr. Unsec’d. Notes	3.200	10/21/26	47,585	45,782,749
Sr. Unsec’d. Notes	3.400	05/01/26	20,000	19,464,669
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	27,530	26,568,106
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,367,201
Sr. Unsec’d. Notes(a)	3.700	01/12/26	21,150	21,142,598
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,694,816
Sr. Unsec’d. Notes(a)	4.044(ff)	06/01/24	4,520	4,616,168
Sr. Unsec’d. Notes	8.125	07/15/39	985	1,436,380

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	4.300%	11/20/26	1,175	$ 1,176,056
Sub. Notes	4.400	06/10/25	22,755	23,217,786
Sub. Notes	4.450	09/29/27	36,150	36,678,523
Sub. Notes(a)	4.750	05/18/46	42,640	42,712,242

Citizens Bank NA, Sr. Unsec’d. Notes(a)	2.250	03/02/20	5,770	5,721,821
Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	12/31/49	1,000	1,048,674
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	6,450	6,474,961
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,338,158
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,489,062
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.750	03/26/25	3,590	3,504,147
Gtd. Notes	3.800	09/15/22	1,930	1,932,989
Gtd. Notes	3.800	06/09/23	23,170	23,009,625
Gtd. Notes	4.550	04/17/26	4,315	4,384,221
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	4,950	4,812,197
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.766(c)	02/04/21	18,675	18,342,585
Sr. Unsec’d. Notes	3.950	02/27/23	9,250	8,841,089
Sr. Unsec’d. Notes	4.250	02/04/21	26,360	26,151,836
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	2,160	2,106,248
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	23,200	23,429,958
Gov’t. Gtd. Notes, GMTN, 3 Month LIBOR + 0.240%	3.005(c)	01/28/20	500	500,495
Sr. Unsec’d. Notes, GMTN	2.000	10/19/21	3,440	3,358,981
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22	1,000	978,414
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	22,067	21,874,304
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	6,005	5,972,219
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	29,500	28,820,468
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20	5,750	5,718,613
Gov’t. Liquid Gtd. Notes, 144A	2.875	01/29/22	9,750	9,768,125
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	16,750	17,033,072
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,775	6,372,974
Sr. Unsec’d. Notes	4.200	08/08/23	9,280	9,415,193

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Discover Bank, (cont’d.)
Sr. Unsec’d. Notes	4.250%	03/13/26	675	$ 671,477
Sub. Notes	7.000	04/15/20	6,980	7,278,062

Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	1,105	1,104,123
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200	06/05/20	11,260	11,296,335
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	17,210	17,253,025
Jr. Sub. Notes, Series O	5.300(ff)	–(rr)	40,010	39,409,850
Jr. Sub. Notes, Series P	5.000(ff)	–(rr)	5,000	4,606,250
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	25,500	24,759,587
Sr. Unsec’d. Notes	3.500	01/23/25	19,430	19,148,887
Sr. Unsec’d. Notes	3.500	11/16/26	19,290	18,585,817
Sr. Unsec’d. Notes(a)	3.750	02/25/26	31,653	31,346,061
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20,450	19,905,074
Sr. Unsec’d. Notes	3.850	01/26/27	56,150	55,403,855
Sr. Unsec’d. Notes(a)	5.750	01/24/22	16,755	17,978,827
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	5,300	5,307,367
Sr. Unsec’d. Notes, MTN(a)	2.905(ff)	07/24/23	45,270	44,301,252
Sr. Unsec’d. Notes, MTN(a)	4.000	03/03/24	10,260	10,465,912
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	7,855	8,163,509
Sub. Notes	5.150	05/22/45	12,425	12,763,237
Sub. Notes	6.750	10/01/37	7,405	9,017,514
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.240(c)	05/18/21	16,615	16,578,342
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,644,967
Sr. Unsec’d. Notes	4.300	03/08/26	4,175	4,261,143
Sr. Unsec’d. Notes(a)	4.583(ff)	06/19/29	41,115	42,020,097
Sr. Unsec’d. Notes	4.875	01/14/22	450	469,465
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	5.007(c)	03/08/21	230	237,518
Sub. Notes	4.250	03/14/24	5,560	5,648,909

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875	07/14/27	13,835	12,005,884
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625(ff)	–(rr)	30,100	27,753,705
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	6.221(c)	–(rr)	4,222	4,247,332
Jr. Sub. Notes, Series S	6.750(ff)	–(rr)	29,650	31,957,067
Jr. Sub. Notes, Series Z	5.300(ff)	–(rr)	21,720	22,045,800
Sr. Unsec’d. Notes	2.250	01/23/20	22,900	22,755,439
Sr. Unsec’d. Notes(a)	2.550	10/29/20	15,084	14,987,526

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.550%	03/01/21	2,567	$ 2,547,907
Sr. Unsec’d. Notes(a)	2.950	10/01/26	19,630	18,752,171
Sr. Unsec’d. Notes(a)	3.125	01/23/25	20,770	20,370,218
Sr. Unsec’d. Notes(a)	3.200	01/25/23	8,265	8,321,146
Sr. Unsec’d. Notes	3.200	06/15/26	17,100	16,606,050
Sr. Unsec’d. Notes(a)	3.250	09/23/22	8,770	8,840,341
Sr. Unsec’d. Notes	3.300	04/01/26	30,910	30,300,620
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	60,113,942
Sr. Unsec’d. Notes(a)	3.782(ff)	02/01/28	6,133	6,108,587
Sr. Unsec’d. Notes(a)	3.964(ff)	11/15/48	7,285	6,844,883
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	52,965,960
Sr. Unsec’d. Notes	4.250	10/15/20	5,160	5,263,897
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	19,075,355
Sr. Unsec’d. Notes	4.350	08/15/21	2,240	2,308,422
Sr. Unsec’d. Notes	4.500	01/24/22	3,350	3,490,370
Sr. Unsec’d. Notes	4.625	05/10/21	1,915	1,981,558
Sub. Notes(a)	3.375	05/01/23	2,775	2,772,006
Sub. Notes	3.875	09/10/24	18,900	19,165,951

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	100,750	100,686,227
KeyBank NA,
Sr. Unsec’d. Notes	2.250	03/16/20	13,730	13,629,809
Sr. Unsec’d. Notes	2.500	12/15/19	5,750	5,733,174

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	560	583,527
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000	03/17/19	2,000	2,000,132
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	3.300	05/07/21	14,600	14,650,763
Gtd. Notes, 144A, MTN	5.800	01/13/20	6,330	6,479,005

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.750	01/11/27	7,875	7,545,690
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes(a)	2.900	02/06/25	22,525	21,924,047
Sub. Notes	3.400	08/17/27	5,240	5,188,031

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	10,000	9,600,950
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	52,385	52,450,481
Jr. Sub. Notes, Series J	5.550(ff)	–(rr)	4,810	4,834,050
Sr. Unsec’d. Notes(a)	4.457(ff)	04/22/39	3,515	3,545,355

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	5.750%	01/25/21	2,920	$ 3,065,464
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	5,000	5,037,064
Sr. Unsec’d. Notes, GMTN(a)	3.750	02/25/23	18,090	18,384,998
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29	40,615	40,042,822
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	18,405	18,502,525
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	18,100	18,805,264
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	10,485	11,082,592
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	26,890	26,518,426
Sr. Unsec’d. Notes, MTN(a)	3.125	07/27/26	49,095	47,088,230
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	20,260	19,773,382
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	31,620	30,110,289
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	2,530	2,573,676
Sub. Notes, GMTN	4.350	09/08/26	15,545	15,728,922
Sub. Notes, MTN(a)	3.950	04/23/27	16,340	15,944,109

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	498,873
PNC Bank NA,
Sr. Unsec’d. Notes	2.625	02/17/22	14,615	14,403,091
Sr. Unsec’d. Notes	2.950	02/23/25	12,890	12,639,626
Sub. Notes	2.950	01/30/23	10,835	10,656,592
Sub. Notes	4.200	11/01/25	1,450	1,497,177
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes(a)	2.854	11/09/22	1,600	1,577,794
Sub. Notes	3.900	04/29/24	2,715	2,747,540

Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875	02/23/28	7,600	9,071,482
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	3.141(c)	04/30/21	7,100	7,102,159
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	35,780	35,997,356
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	26,197,738
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	25,431,232
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	430	426,097
Sr. Unsec’d. Notes	2.875	08/05/21	8,090	7,924,551
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	38,105	36,811,308

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes(a)	3.571%	01/10/23	15,400	$15,080,912

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	21,490	21,339,267
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.745(c)	04/06/20	3,872	3,871,981
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)	13,075	13,124,031
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%(a)	3.123(c)	01/17/20	47,240	47,315,679
Gtd. Notes	2.450	01/16/20	10,750	10,706,285
Gtd. Notes(a)	3.000	01/18/23	5,125	5,059,985
Gtd. Notes, GMTN	2.250	07/11/19	2,560	2,554,263

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.442	10/19/21	9,390	9,188,844
SunTrust Bank, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,579,911
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500	05/01/19	7,830	7,825,928
U.S. Bancorp,
Jr. Sub. Notes, Series J	5.300(ff)	–(rr)	10,605	10,419,413
Sub. Notes, MTN	3.600	09/11/24	12,170	12,369,914
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859(ff)	08/15/23	30,355	29,534,272
Gtd. Notes, 144A	3.491	05/23/23	24,420	24,221,718
Gtd. Notes, 144A	4.125	09/24/25	26,385	26,699,206
Gtd. Notes, 144A	4.253	03/23/28	16,570	16,674,669
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	6,960	6,887,831
Sr. Unsec’d. Notes, MTN(a)	3.000	02/19/25	8,280	8,076,162
				3,310,548,017
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700	02/01/36	25,475	24,480,235
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	17,325	17,980,103
Gtd. Notes(a)	5.550	01/23/49	19,420	20,278,732
Gtd. Notes	8.000	11/15/39	1,880	2,411,920

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), (cont’d.)
Gtd. Notes	8.200%	01/15/39	450	$597,578

Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551	05/25/21	28,355	28,477,380
				94,225,948
Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	7,529	7,497,434
Sr. Unsec’d. Notes(a)	3.450	11/15/27	27,975	26,744,758
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	15,258,402
Sr. Unsec’d. Notes(a)	4.550	02/20/48	25,125	24,015,439

Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,012,699
				75,528,732
Building Materials 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	3,000	3,240,000
Griffon Corp., Gtd. Notes	5.250	03/01/22	35,115	34,412,700
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,328,362
NCI Building Systems, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	6,000	5,677,500
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/15/22	1,625	1,620,115
Sr. Unsec’d. Notes	4.300	07/15/47	15,000	11,272,376
Sr. Unsec’d. Notes	4.400	01/30/48	4,370	3,338,981
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,825	1,652,173
Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24	24,350	24,167,375

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	14,420	14,001,820
				101,711,402
Chemicals 0.7%
Ashland LLC, Gtd. Notes	6.875	05/15/43	10,850	10,850,000

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes	4.950%	06/01/43		3,565	$ 2,955,563
Gtd. Notes	5.375	03/15/44		6,640	5,770,492
Gtd. Notes	7.125	05/01/20		92	95,220
Sr. Sec’d. Notes, 144A	3.400	12/01/21		22,000	21,518,246

Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	38,820	43,548,142
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		4,400	4,323,251
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22		3,675	3,657,332
Sr. Unsec’d. Notes	4.125	11/15/21		5,320	5,449,126
Sr. Unsec’d. Notes(a)	4.250	11/15/20		1,549	1,578,741
Sr. Unsec’d. Notes	4.625	10/01/44		1,460	1,364,644
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	6,079,431
Sr. Unsec’d. Notes	9.400	05/15/39		330	487,152
Sr. Unsec’d. Notes, 144A	5.550	11/30/48		1,639	1,731,680

DowDuPont, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		15,755	15,965,584
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20		3,128	3,117,842
Sr. Unsec’d. Notes(a)	3.800	03/15/25		9,781	9,601,269

EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes, 144A	3.800	04/12/20		8,550	8,452,838
LYB International Finance II BV, Gtd. Notes(a)	3.500	03/02/27		6,300	5,988,774
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		16,860	14,817,138
Sr. Unsec’d. Notes	5.000	04/15/19		1,575	1,575,299
Sr. Unsec’d. Notes	5.750	04/15/24		4,000	4,321,802
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,571,522
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33		1,040	1,081,090
Sr. Unsec’d. Notes	5.625	11/15/43		3,455	3,561,612

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		4,040	3,716,800
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	1,709,864
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,212,539
Sr. Unsec’d. Notes	5.250	01/15/45		7,554	7,625,766

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.125%	01/15/41		1,730	$1,885,112

Prague CE Sarl (Luxembourg), Sr. Sub. Notes, Cash coupon 10.000% or PIK N/A	10.000	12/15/22	EUR	7,100	8,207,092
PSPC Escrow Corp., Sr. Unsec’d. Notes	6.000	02/01/23	EUR	686	809,691
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	13,745,988
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		15,210	15,688,948
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,201,702
Sr. Unsec’d. Notes(a)	3.450	06/01/27		8,035	7,672,849

Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25		850	985,145
					254,925,286
Commercial Services 0.7%
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes(a)	3.647	05/01/48		7,250	7,153,659
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111		1,130	1,198,047
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.170	08/05/19		10,000	9,946,660
Sr. Unsec’d. Notes	2.293	04/23/21		3,500	3,427,567
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	3.628(c)	09/14/21		1,000	1,001,512

Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114		4,000	4,152,344
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850	07/02/37		2,000	2,335,480
Ecolab, Inc., Sr. Unsec’d. Notes(a)	2.250	01/12/20		5,125	5,095,766
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,386,051
ERAC USA Finance LLC,
Gtd. Notes, 144A(a)	2.700	11/01/23		27,400	26,111,396
Gtd. Notes, 144A	3.300	12/01/26		10,390	9,817,709
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,355,816
Gtd. Notes, 144A	4.200	11/01/46		7,890	7,087,267

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	4.500%	02/15/45		3,720	$ 3,500,832
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,824,709
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,054,596
Massachusetts Institute of Technology,
Unsec’d. Notes(a)	3.885	07/01/2116		5,800	5,305,436
Unsec’d. Notes	4.678	07/01/2114		3,000	3,292,965
Unsec’d. Notes	5.600	07/01/2111		942	1,235,131

Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	1,950	2,263,435
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46		9,930	8,907,213
Unsec’d. Notes	3.300	07/15/56		3,840	3,432,971
Unsec’d. Notes	3.619	10/01/37		4,010	3,986,158

SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		21,000	20,801,382
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		55,355	52,518,056
Gtd. Notes(a)	5.500	07/15/25		6,750	6,834,375
Gtd. Notes	5.500	05/15/27		4,860	4,788,558
Gtd. Notes(a)	5.875	09/15/26		22,575	22,913,625

University of Southern California, Unsec’d. Notes	3.841	10/01/47		9,375	9,422,183
					265,150,899
Computers 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	3.000	02/09/24		23,015	23,129,948
Sr. Unsec’d. Notes(a)	3.750	11/13/47		48,610	46,560,919
Sr. Unsec’d. Notes(a)	4.650	02/23/46		2,025	2,219,816
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21		11,040	11,220,077
Sr. Sec’d. Notes, 144A	3.480	06/01/19		9,135	9,138,069

DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		12,400	12,325,166
EMC Corp., Sr. Unsec’d. Notes(a)	2.650	06/01/20		9,650	9,505,829

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers (cont’d.)

Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25		3,500	$ 3,455,200
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19		18,315	18,198,141
					135,753,165
Diversified Financial Services 0.8%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	6,000	6,550,430
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617	08/15/24		2,500	2,414,491
Ally Financial, Inc., Gtd. Notes	8.000	03/15/20		2,892	3,025,755
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21		21,395	21,577,949
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)	2.375	05/26/20		26,300	26,150,363
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300	06/05/19		4,075	4,067,789
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24		7,472	7,560,842
Gtd. Notes	5.600	11/25/39		1,200	1,520,905
Gtd. Notes, 144A	3.150	07/24/24		30,785	31,151,030
Gtd. Notes, 144A	4.400	11/25/19		12,110	12,267,235
Gtd. Notes, 144A	5.600	11/25/39		545	690,744

Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450	02/13/26		8,855	8,835,505
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	3.125	09/25/23		13,500	13,715,255
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,483,537
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341	02/24/24		25,542	25,056,706
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	2.342	11/15/20		11,273	11,006,757
Gtd. Notes	4.418	11/15/35		12,587	11,234,988

Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34		1,546	1,539,870
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19		700	705,969

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		1,425	$ 1,388,406
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875	05/02/18		745	14,155
Navient Solutions LLC, Sr. Unsec’d. Notes	2.809(s)	10/03/22		6,018	5,403,860
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22		15,500	15,111,880
Penta Aircraft Leasing LLC, Gov’t. Gtd. Notes	1.691	04/29/25		2,848	2,738,081
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.963(s)	06/02/25		8,150	7,131,329
Postal Square LP,
Gov’t. Gtd. Notes	6.500	06/15/22		5,111	5,331,263
Gov’t. Gtd. Notes	8.950	06/15/22		9,471	10,544,607

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		3,000	3,575,892
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG	2.450	07/15/24		270	267,390
Gov’t. Gtd. Notes, Series HH	1.450	08/15/19		5,560	5,524,733
Gov’t. Gtd. Notes, Series KK	3.550	01/15/24		2,779	2,897,705
Gov’t. Gtd. Notes, Series LL	2.250	03/15/20		3,880	3,864,236
Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,667,813
Gov’t. Gtd. Notes, Series Z	4.375	03/15/19		8,708	8,727,933
Sr. Unsec’d. Notes, 144A	2.650	02/16/21		7,645	7,640,772

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20		16,094	15,925,419
Worldpay Finance PLC (United Kingdom), Gtd. Notes	3.750	11/15/22	EUR	2,000	2,456,351
					305,767,945
Electric 2.8%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100	12/01/26		1,300	1,260,688
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	5,217,850

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47		18,040	16,743,727
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series F	2.950	12/15/22		1,600	1,586,203

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Appalachian Power Co., Sr. Unsec’d. Notes	3.400%	06/01/25	15,645	$ 15,560,417
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	4,786	4,712,100
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	792	770,220
Sr. Unsec’d. Notes(a)	5.500	02/01/24	2,295	2,171,644
Sr. Unsec’d. Notes(a)	5.750	01/15/25	105,760	99,678,800

CenterPoint Energy Houston Electric LLC, Sec’d. Notes	3.950	03/01/48	6,685	6,556,641
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,172,186
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A	4.750	02/23/27	12,825	12,488,344
Sr. Unsec’d. Notes, 144A	4.875	01/15/24	2,450	2,443,875
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,473,773
First Mortgage(a)	4.000	03/01/48	4,510	4,470,537
First Mortgage	4.350	11/15/45	2,780	2,844,487
First Mortgage	6.450	01/15/38	690	869,184
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	7,078,691
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,758,506
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	19,824,569
Jr. Sub. Notes	2.962	07/01/19	4,305	4,302,957
Jr. Sub. Notes	4.104	04/01/21	33,540	33,783,197
Sr. Unsec’d. Notes(a)	3.900	10/01/25	3,855	3,877,300
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	6,325,867
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,305,224

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	43,880,033
Duke Energy Carolinas LLC,
First Mortgage	2.500	03/15/23	11,945	11,642,566
First Mortgage	3.750	06/01/45	3,045	2,883,516
First Mortgage	3.950	03/15/48	6,745	6,570,338
First Mortgage	4.000	09/30/42	1,025	1,007,544
First Mortgage	4.250	12/15/41	6,000	6,044,917

Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650	09/01/26	12,725	11,864,538
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,394,202

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	750	$ 851,911
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	27,921,484
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,160	3,965,424
Gtd. Notes	4.750	06/15/46	12,470	12,131,760

Enel Americas SA (Chile), Sr. Unsec’d. Notes(a)	4.000	10/25/26	1,920	1,862,400
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,265,644
Gtd. Notes, 144A	3.500	04/06/28	29,175	25,716,893
Gtd. Notes, 144A	3.625	05/25/27	10,020	9,005,434
Gtd. Notes, 144A(a)	4.875	06/14/29	4,490	4,400,020

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,185,868
Entergy Corp., Sr. Unsec’d. Notes(a)	4.000	07/15/22	37,970	38,251,909
Entergy Louisiana LLC, Collateral Trust	3.120	09/01/27	12,955	12,443,299
Entergy Mississippi LLC, First Mortgage	2.850	06/01/28	3,010	2,811,050
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28	16,930	17,345,631
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,221,028
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	28,185	27,968,260
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes(a)	2.950	01/15/20	21,135	21,082,188
Sr. Unsec’d. Notes	6.250	10/01/39	800	852,780
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	3,870	3,938,121
Sr. Unsec’d. Notes, Series C	7.375	11/15/31	2,310	2,949,167

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A(a)	5.450	07/15/44	1,175	1,282,999
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	9,590,827
First Mortgage	3.950	03/01/48	8,380	8,395,104

Fortis, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.055	10/04/26	41,385	38,522,884

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40	1,050	$ 1,027,399
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,289,025
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050	07/07/24	1,890	2,349,481
Gov’t. Gtd. Notes	9.375	04/15/30	525	808,973
Local Gov’t. Gtd. Notes	8.250	04/15/26	20	26,212
Local Gov’t. Gtd. Notes	8.250	04/15/26	506	666,954
Local Gov’t. Gtd. Notes	8.250	01/15/27	170	227,081
Local Gov’t. Gtd. Notes	8.400	01/15/22	3,866	4,437,101
Local Gov’t. Gtd. Notes	8.500	12/01/29	4,625	6,708,681
Local Gov’t. Gtd. Notes	8.500	12/01/29	10	14,393
Local Gov’t. Gtd. Notes	8.625	06/15/29	2,580	3,722,661
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	186,871
Local Gov’t. Gtd. Notes	9.400	02/01/21	110	123,931
Local Gov’t. Gtd. Notes	9.400	02/01/21	25	28,114
Local Gov’t. Gtd. Notes	9.500	11/15/30	665	1,044,332
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	732,141
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	241,782

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	17,571
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	474,062
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,744,286
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,317,028

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	20,810	20,635,196
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21	1,000	1,032,793
Sr. Unsec’d. Notes, 144A(a)	4.750	07/13/21	2,125	2,194,685
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22	2,000	1,968,904

Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	553,187
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800(ff)	12/01/77	12,235	10,493,959
NRG Energy, Inc.,
Gtd. Notes(a)	6.250	05/01/24	2,338	2,419,830
Gtd. Notes	6.625	01/15/27	7,925	8,342,806

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes(a)	7.250%	05/15/26	10,370	$11,207,896

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,855,458
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes(a)(d)	4.250	03/15/46	4,135	3,121,925
Sr. Unsec’d. Notes(a)(d)	4.300	03/15/45	5,685	4,334,812
Sr. Unsec’d. Notes(a)(d)	4.450	04/15/42	1,800	1,390,500

PacifiCorp, First Mortgage	3.350	07/01/25	9,960	9,740,032
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	6,449	6,837,307
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48	8,855	9,002,055
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	4,000	3,977,232
PSEG Power LLC, Gtd. Notes(a)	3.000	06/15/21	24,545	24,225,463
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	2,945	2,953,317
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,870,112
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22	22,110	21,621,546
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48	11,280	11,354,722
Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,609,584

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	17,545	16,997,596
San Diego Gas & Electric Co.,
First Mortgage	3.750	06/01/47	1,665	1,483,611
First Mortgage	5.350	05/15/40	9,512	10,333,244
Sempra Energy,
Sr. Unsec’d. Notes	2.400	03/15/20	9,090	8,999,300
Sr. Unsec’d. Notes	3.400	02/01/28	28,395	26,514,856
Sr. Unsec’d. Notes	3.800	02/01/38	20,750	18,182,102

South Carolina Electric & Gas Co., First Mortgage	4.500	06/01/64	15,751	15,184,378
Southern California Edison Co., First Ref. Mortgage, Series B	2.400	02/01/22	5,165	4,928,232
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41	725	714,199

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Tampa Electric Co., Sr. Unsec’d. Notes	4.450%	06/15/49		4,755	$ 4,768,930
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,777,805
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		16,165	16,811,600
Gtd. Notes(a)	7.625	11/01/24		14,000	14,875,000

Vistra Operations Co. LLC, Gtd. Notes, 144A(a)	5.500	09/01/26		34,250	34,678,125
					1,027,707,104
Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes(a)	4.700	09/15/22		2,900	2,888,110
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,805,750

Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		11,775	11,833,875
					19,527,735
Engineering & Construction 0.1%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,775	2,324,520
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		9,000	7,944,750
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,186,962
Sr. Sec’d. Notes, 144A	5.500	10/31/46		1,425	1,271,813
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,180	5,474,862

Swissport Financing Sarl (Luxembourg), Gtd. Notes	9.750	12/15/22	EUR	12,912	15,737,663
					36,940,570
Entertainment 0.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875	11/15/26		6,050	5,445,000
Gtd. Notes	6.375	11/15/24	GBP	35,235	43,597,807

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		16,239	15,203,764
Cinemark USA, Inc., Gtd. Notes(a)	4.875	06/01/23		7,280	7,207,200

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250%	02/28/47	GBP	275	$ 352,309
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,214,987

International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		5,150	5,220,813
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26		3,400	3,060,000
Scientific Games International, Inc.,
Gtd. Notes(a)	6.250	09/01/20		2,950	2,905,750
Gtd. Notes(a)	6.625	05/15/21		11,375	11,261,250
Gtd. Notes(a)	10.000	12/01/22		41,963	44,113,604
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25		5,000	4,739,000

WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	5,243	6,240,331
					152,561,815
Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	20,629,820
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25		2,000	1,872,500
B&G Foods, Inc., Gtd. Notes(a)	4.625	06/01/21		2,750	2,764,575
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		11,465	11,284,007
JBS Investments GmbH, Gtd. Notes, 144A(a)	6.250	02/05/23		400	402,000
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25		21,025	20,972,437
Gtd. Notes, 144A(a)	5.875	07/15/24		5,094	5,144,940
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		22,205	20,562,477
Gtd. Notes	3.375	06/15/21		15,120	15,130,127
Gtd. Notes(a)	4.000	06/15/23		76,740	78,125,019
Gtd. Notes	5.000	07/15/35		6,940	6,646,126
Gtd. Notes	6.500	02/09/40		1,910	2,056,289
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	18,778,916
Sr. Unsec’d. Notes	3.300	01/15/21		9,215	9,228,289
Sr. Unsec’d. Notes	3.875	10/15/46		4,420	3,569,233

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kroger Co. (The), (cont’d.)
Sr. Unsec’d. Notes(a)	4.450%	02/01/47		2,200	$1,945,519

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		28,070	27,164,632
Picard Groupe SAS (France), Sr. Sec’d., 144A, 3 Month EURIBOR + 3.000%	3.000(c)	11/30/23	EUR	18,775	20,640,960
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875	09/30/27		3,300	3,184,500
Tyson Foods, Inc., Gtd. Notes	5.150	08/15/44		2,615	2,595,490
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375	10/21/20		16,067	16,190,243
					288,888,099
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,496,643
International Paper Co.,
Sr. Unsec’d. Notes	4.400	08/15/47		3,265	2,936,017
Sr. Unsec’d. Notes	4.800	06/15/44		3,085	2,919,106
Sr. Unsec’d. Notes	5.000	09/15/35		6,990	6,994,992
Sr. Unsec’d. Notes	5.150	05/15/46		2,315	2,260,772
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	2,471,883
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,600,382
					23,679,795
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		6,875	6,789,063
Sr. Unsec’d. Notes(a)	5.875	08/20/26		6,875	6,773,938

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,312,876
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		250	255,728
NiSource, Inc.,
Sr. Unsec’d. Notes	4.375	05/15/47		22,690	21,875,127
Sr. Unsec’d. Notes	4.800	02/15/44		3,865	3,847,062
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48		5,260	5,168,002

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
Southern California Gas Co., (cont’d.)
First Mortgage, Series VV(a)	4.300%	01/15/49		9,350	$9,573,028

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,547,567
					58,142,391
Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes(a)	2.900	11/30/21		705	704,416
Sr. Unsec’d. Notes(a)	2.950	03/15/25		3,032	2,972,996
Sr. Unsec’d. Notes	4.900	11/30/46		600	667,968
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20		2,700	2,666,494
Sr. Unsec’d. Notes	3.363	06/06/24		33,115	32,451,219
Sr. Unsec’d. Notes	3.700	06/06/27		8,700	8,484,923
Sr. Unsec’d. Notes	3.734	12/15/24		3,998	3,985,191

Boston Scientific Corp., Sr. Unsec’d. Notes(a)	2.850	05/15/20		7,185	7,166,018
Medtronic, Inc., Gtd. Notes(a)	3.500	03/15/25		12,844	13,082,752
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	19,410,916
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26		6,850	6,487,391
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	41,288,398
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,711,543
					147,080,225
Healthcare-Services 1.2%
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625	02/15/23		1,825	1,793,063
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	4.272	08/15/48		12,775	13,137,082
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	13,762,589
Sr. Unsec’d. Notes	4.500	05/15/42		1,150	1,076,904
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,484,470
Anthem, Inc.,
Sr. Unsec’d. Notes(a)	3.650	12/01/27		5,020	4,937,410
Sr. Unsec’d. Notes	4.101	03/01/28		8,095	8,167,533

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.650%	01/15/43		1,855	$1,861,893

Ascension Health, Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	5,013,081
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45		5,750	5,761,413
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	10,505	12,488,970
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22		1,236	702,604
Sec’d. Notes, 144A(a)	8.125	06/30/24		9,206	7,295,755
Sr. Sec’d. Notes(a)	5.125	08/01/21		4,759	4,574,589
Cigna Holding Co.,
Gtd. Notes(a)	3.250	04/15/25		20,815	20,329,190
Gtd. Notes	4.000	02/15/22		1,000	1,014,517

Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21		500	520,341
Encompass Health Corp., Gtd. Notes(a)	5.750	11/01/24		4,300	4,348,375
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20		9,725	9,773,819
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57		4,200	4,283,962
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26		5,000	4,675,000
HCA Healthcare, Inc., Sr. Unsec’d. Notes(a)	6.250	02/15/21		6,200	6,463,500
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		33,921	35,012,917
Gtd. Notes(a)	5.375	09/01/26		6,525	6,677,946
Gtd. Notes(a)	5.875	02/15/26		5,600	5,908,000
Gtd. Notes	5.875	02/01/29		4,525	4,739,938
Gtd. Notes(a)	7.500	02/15/22		7,140	7,818,300
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,264,610
Humana, Inc.,
Sr. Unsec’d. Notes	2.625	10/01/19		3,375	3,366,816
Sr. Unsec’d. Notes	3.950	03/15/27		6,745	6,697,134

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		10,475	10,491,307
Kaiser Foundation Hospitals, Gtd. Notes(a)	4.150	05/01/47		15,275	15,636,888

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes(a)	2.625%	02/01/20		1,970	$ 1,962,237
Sr. Unsec’d. Notes	3.200	02/01/22		9,220	9,197,915
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	14,160,236
Sr. Unsec’d. Notes	3.600	09/01/27		10,355	9,832,978
Sr. Unsec’d. Notes	4.625	11/15/20		6,355	6,485,327
Sr. Unsec’d. Notes(a)	4.700	02/01/45		1,075	1,006,670

Mayo Clinic, Unsec’d. Notes	4.128	11/15/52		8,312	8,233,576
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	683,408
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45		4,350	4,301,893
Unsec’d. Notes	4.763	08/01/2116		4,800	4,754,260

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44		6,375	6,824,108
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47		2,900	2,705,662
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500	03/30/20		9,855	9,790,121
Sr. Unsec’d. Notes	3.450	06/01/26		5,425	5,168,677
Sr. Unsec’d. Notes	3.500	03/30/25		13,980	13,754,762

Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24		1,390	1,412,391
Select Medical Corp., Gtd. Notes	6.375	06/01/21		2,000	2,010,000
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.500%	3.500(c)	07/01/22	EUR	17,500	19,971,356
Tenet Healthcare Corp.,
Sec’d. Notes(a)	5.125	05/01/25		950	928,226
Sec’d. Notes, 144A	6.250	02/01/27		9,350	9,408,438
Sr. Unsec’d. Notes	6.750	02/01/20		11,653	12,045,706
Sr. Unsec’d. Notes(a)	6.750	06/15/23		5,000	4,918,750
Sr. Unsec’d. Notes(a)	7.000	08/01/25		17,372	16,807,410
Sr. Unsec’d. Notes(a)	8.125	04/01/22		9,130	9,552,262

Texas Health Resources, Sec’d. Notes	4.330	11/15/55		3,450	3,566,053
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.375	04/15/27		19,080	19,024,535
Sr. Unsec’d. Notes	4.375	03/15/42		615	635,575
Sr. Unsec’d. Notes	4.625	07/15/35		6,315	6,896,639

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.625%	11/15/41	1,725	$ 1,834,705
Sr. Unsec’d. Notes	5.700	10/15/40	185	223,264
Sr. Unsec’d. Notes	5.800	03/15/36	130	156,750
Sr. Unsec’d. Notes	6.625	11/15/37	475	618,914

Willis-Knighton Medical Center, Sec’d. Notes	4.813	09/01/48	4,130	4,382,581
				450,335,301
Home Builders 0.4%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	2,900	3,031,950
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375	05/15/25	6,850	6,439,000
Gtd. Notes, 144A(a)	6.500	12/15/20	3,000	3,003,750

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125	07/01/22	16,405	16,076,900
KB Home, Gtd. Notes	7.000	12/15/21	11,045	11,611,056
Lennar Corp., Gtd. Notes	6.250	12/15/21	12,500	13,015,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	5,000	4,637,500
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,257,000
PulteGroup, Inc., Gtd. Notes(a)	5.500	03/01/26	28,017	28,157,085
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23	3,490	3,315,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.250	04/15/21	12,605	12,620,757
Gtd. Notes, 144A	5.625	03/01/24	2,590	2,538,200
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	7,804	6,867,520
Gtd. Notes(a)	7.000	08/15/22	22,957	23,071,785
				138,643,628

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Household Products/Wares 0.3%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625%	08/15/25	EUR	30,670	$ 31,173,052
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	42,915,975
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750	07/15/25		5,025	4,951,132
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	16,929,790
					95,969,949
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200	04/01/26		20,095	19,310,794
Insurance 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	52,566,892
Sr. Unsec’d. Notes	3.875	01/15/35		500	450,685
Sr. Unsec’d. Notes(a)	3.900	04/01/26		27,135	26,871,703
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,496,820
Sr. Unsec’d. Notes(a)	4.750	04/01/48		4,760	4,643,010
Sr. Unsec’d. Notes(a)	4.875	06/01/22		280	294,972

Arch Capital Finance LLC, Gtd. Notes(a)	5.031	12/15/46		6,475	6,874,772
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,400,862
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		3,895	4,060,492
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes(a)	2.750	03/15/23		14,030	13,936,450
Sr. Unsec’d. Notes	4.500	02/11/43		460	491,598
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,368,959
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,200,849
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	453,557
Sr. Unsec’d. Notes	5.125	04/15/22		1,200	1,263,910
Sr. Unsec’d. Notes	5.950	10/15/36		755	858,015
Sr. Unsec’d. Notes(a)	6.100	10/01/41		995	1,157,486

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,194,637

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569%	02/01/29	1,675	$ 1,706,674
Gtd. Notes, 144A	4.850	08/01/44	8,750	8,608,508
Gtd. Notes, 144A	6.500	03/15/35	9,290	10,871,552
Gtd. Notes, 144A	6.500	05/01/42	6,305	7,538,920
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	3,930	4,632,896
Sr. Unsec’d. Notes(a)	7.000	06/15/40	6,700	8,515,629
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,750	2,842,730
Sr. Unsec’d. Notes	5.000	03/30/43	300	295,308
Sr. Unsec’d. Notes(a)	5.000	04/05/46	5,955	5,856,354

New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	13,080	12,971,048
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	535	661,652
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20	360	372,614
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	7,190	6,742,807
Gtd. Notes	4.350	05/15/43	3,100	2,938,088
Gtd. Notes	4.625	09/15/42	275	272,723

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	–(rr)	15,110	14,713,362
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34	525	622,091
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42	5,235	5,072,122
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(a)	4.270	05/15/47	9,310	9,036,967
Sub. Notes, 144A(a)	4.900	09/15/44	16,598	17,733,004
Sub. Notes, 144A	6.850	12/16/39	325	422,895

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	225	233,008
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	2,675	2,755,859

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
W.R. Berkley Corp., (cont’d.)
Sr. Unsec’d. Notes	5.375%	09/15/20		2,235	$2,299,406

Willis North America, Inc., Gtd. Notes(a)	3.600	05/15/24		20,670	20,255,118
XLIT Ltd. (Bermuda), Gtd. Notes	6.250	05/15/27		1,505	1,732,055
					317,289,059
Internet 0.0%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	8,725	9,948,879
Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250	08/10/26		3,613	3,852,361
Lodging 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A(a)	6.750	11/15/21		20,650	21,321,125
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19		15,770	15,769,240
Sr. Unsec’d. Notes(a)	7.150	12/01/19		4,840	4,977,545
Sr. Unsec’d. Notes, Series R(a)	3.125	06/15/26		37,965	35,552,434
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.229(c)	12/01/20		22,605	22,553,162

MGM Resorts International, Gtd. Notes(a)	6.000	03/15/23		14,400	14,940,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25		11,100	11,157,842
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625	03/01/21		980	999,600
					127,270,948
Machinery-Diversified 0.0%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21		6,565	6,663,475
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98		1,500	1,459,391

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250%	11/01/26	4,770	$ 4,596,158
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,550,466
				14,269,490
Media 1.4%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37	2,325	2,880,635
Gtd. Notes	6.900	08/15/39	160	213,887
Gtd. Notes	7.625	11/30/28	550	702,968

AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	6,817	6,765,872
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	10,032,462
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	6,100	6,132,330
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	9,275	9,251,812
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	25,000	25,375,000
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	5,450	5,465,260
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	4,645	4,470,827
Sr. Sec’d. Notes(a)	5.375	05/01/47	15,431	14,682,993
Sr. Sec’d. Notes	6.384	10/23/35	4,110	4,388,683
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,656,104
Sr. Sec’d. Notes	6.834	10/23/55	5,780	6,232,208
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	5,803	5,933,567
Gtd. Notes, Series B(a)	6.500	11/15/22	2,172	2,220,870
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	14,923
Gtd. Notes(a)(h)	4.150	10/15/28	64,160	66,433,934
Gtd. Notes	4.250	10/15/30	21,830	22,628,406

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	3.350	09/15/26	11,005	10,376,078
CSC Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	05/15/26	4,657	4,610,430
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	53,463	53,545,868
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	30,547	30,594,348
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	21,050	21,628,875
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	18,973	17,769,259
Gtd. Notes(a)	5.200	09/20/47	4,725	4,466,259

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes, 144A	3.500%	06/15/22	5,104	$ 5,058,156
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	12,030,000
Gtd. Notes(a)	7.750	07/01/26	23,627	20,319,220
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes(a)	5.000	05/13/45	3,500	3,193,861
Sr. Unsec’d. Notes(a)	6.125	01/31/46	8,080	8,573,572

Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30	1,044	1,057,050
Myriad International Holdings BV (South Africa), Gtd. Notes	6.000	07/18/20	1,300	1,337,544
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	4,837	4,684,635
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	4,963,200

Sky Ltd. (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	1,900	1,890,608
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,596,000
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,007,018
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	9,750,375
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,986	6,008,447

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	13,645	13,133,312
Viacom, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,114,011
Sr. Unsec’d. Notes(a)	5.850	09/01/43	7,750	7,863,624
Warner Media LLC,
Gtd. Notes	2.950	07/15/26	16,910	15,623,795
Gtd. Notes	3.550	06/01/24	3,680	3,657,913
Gtd. Notes	3.600	07/15/25	2,300	2,266,475
Gtd. Notes	3.800	02/15/27	5,960	5,813,664
Gtd. Notes	4.050	12/15/23	13,350	13,687,036

Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	16,350	15,062,437
				506,165,811

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750%	05/01/43		14,510	$ 16,307,314
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39		8,267	9,149,825
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21		2,405	2,410,779
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22		3,108	3,086,323
Sr. Unsec’d. Notes(a)	5.875	04/23/45		6,585	6,953,794
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	7,448,926
Sr. Unsec’d. Notes	7.500	07/27/35		260	313,950
					45,670,911
Miscellaneous Manufacturing 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN(a)	2.200	01/09/20		4,206	4,167,266
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes(a)	3.550	11/01/24		3,855	3,850,464
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	24,300,248
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26		3,775	3,736,743
Sr. Unsec’d. Notes	7.250	10/01/19		800	821,962
					36,876,683
Multi-National 1.1%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,342,156
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	0.500	07/30/20	ZAR	53,000	3,561,704
Sr. Unsec’d. Notes	0.500	08/28/20	ZAR	52,000	3,472,822
Sr. Unsec’d. Notes	0.500	09/28/20	ZAR	46,000	3,051,580
Sr. Unsec’d. Notes	5.820	06/16/28		37,300	45,439,805
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,073,768
Sr. Unsec’d. Notes	6.375	10/01/28		2,560	3,235,295
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000	05/10/19		20,275	20,221,667
Sr. Unsec’d. Notes	2.125	09/27/21		47,770	46,479,255
Sr. Unsec’d. Notes	2.200	07/18/20		4,040	3,985,056
Sr. Unsec’d. Notes(a)	2.750	01/06/23		17,745	17,422,396
Sr. Unsec’d. Notes	4.375	06/15/22		16,587	17,226,429

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Corp. Andina de Fomento (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes	8.125%	06/04/19		2,745	$2,790,732

Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20		2,855	2,900,566
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22		1,000	891,039
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		14,240	17,458,069
Sr. Unsec’d. Notes	7.000	06/15/25		3,914	4,783,816
Unsec’d. Notes	6.950	08/01/26		2,000	2,491,244
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	53,000	3,510,833
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	47,000	3,073,661
Unsec’d. Notes, MTN	6.290	07/16/27		2,756	3,367,515
Unsec’d. Notes, MTN	6.750	07/15/27		13,230	16,610,754
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22		60,500	55,298,331
Notes, EMTN	0.500	02/07/23		7,000	6,443,381
Sr. Unsec’d. Notes	—(p)	06/30/34		8,488	5,732,286
Sr. Unsec’d. Notes^	0.711(cc)	05/30/34		200	144,260
Sr. Unsec’d. Notes, MTN	—(p)	07/31/34		4,605	3,236,486
Sr. Unsec’d. Notes, MTN	—(p)	08/28/34		853	559,960
Sr. Unsec’d. Notes, MTN	—(p)	11/28/34		273	189,336
Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.820(c)	08/11/26		13,210	11,985,737
Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.307(c)	05/31/26		8,590	8,029,795
Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.336(c)	06/28/26		12,958	12,103,938
Unsec’d. Notes, MTN	3.476(s)	09/17/30		2,250	1,540,524
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22		62,190	60,947,692
Sr. Unsec’d. Notes	4.375	02/11/20		22,895	23,221,689
					422,823,577
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500	12/01/24		9,600	9,931,200

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 1.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637%(s)	10/10/36	45,000	$ 19,150,461
Sr. Unsec’d. Notes(a)	6.450	09/15/36	12,250	13,931,202
Sr. Unsec’d. Notes(a)	6.600	03/15/46	1,460	1,738,231
Sr. Unsec’d. Notes	7.950	06/15/39	1,600	1,974,009

Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	1,179	1,167,529
BP Capital Markets America, Inc.,
Gtd. Notes	3.245	05/06/22	1,515	1,524,635
Gtd. Notes	4.500	10/01/20	435	445,677

BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521	01/15/20	6,000	5,981,570
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450	09/15/42	1,345	1,114,066
Sr. Unsec’d. Notes	5.250	06/15/37	24,305	22,875,595
Sr. Unsec’d. Notes(a)	5.400	06/15/47	20,865	19,875,320
Sr. Unsec’d. Notes	6.750	11/15/39	22,258	23,505,412

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	9,700	9,869,750
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	10,958	10,903,210
Concho Resources, Inc.,
Gtd. Notes	4.300	08/15/28	12,390	12,521,632
Gtd. Notes	4.850	08/15/48	4,515	4,569,205
Gtd. Notes(a)	4.875	10/01/47	8,994	9,109,380
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	3.250	05/15/22	8,537	8,438,653
Sr. Unsec’d. Notes	4.750	05/15/42	10,343	9,557,132
Sr. Unsec’d. Notes(a)	5.600	07/15/41	14,222	14,457,139
Encana Corp. (Canada),
Sr. Unsec’d. Notes	3.900	11/15/21	9,963	10,034,664
Sr. Unsec’d. Notes	6.500	08/15/34	9,845	11,327,593
Sr. Unsec’d. Notes	6.500	02/01/38	2,720	2,992,859

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	4,175	4,435,938
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000	09/12/23	4,275	4,311,995
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	9.250	04/23/19	2,200	2,225,384
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	500	510,130

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Gazprom OAO Via Gaz Capital SA (Russia), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		8,157	$8,605,635

Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800	09/15/37		1,150	1,342,954
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		14,525	14,452,375
Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27		3,000	3,033,780

Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24		1,060	1,197,222
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20		1,625	1,678,398
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,997,293
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		11,606	10,271,310
Gtd. Notes, 144A	7.000	03/31/24		13,425	11,847,563
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24		3,700	3,631,103
Sr. Unsec’d. Notes	4.150	12/15/21		7,450	7,535,453
Sr. Unsec’d. Notes	5.050	11/15/44		11,325	10,479,710
Sr. Unsec’d. Notes	5.250	11/15/43		9,800	9,264,954
Sr. Unsec’d. Notes	6.000	03/01/41		2,322	2,395,749
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		6,700	6,896,920
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,089,808
Sr. Unsec’d. Notes, MTN	5.625	05/20/43		2,155	2,166,443
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.750	01/14/25	EUR	2,460	3,073,346
Gtd. Notes(a)	5.299	01/27/25		14,450	14,440,608
Gtd. Notes(a)	5.750	02/01/29		19,465	19,091,272
Gtd. Notes	6.125	01/17/22		816	857,983
Gtd. Notes	7.375	01/17/27		25,390	27,544,341
Gtd. Notes(a)	8.750	05/23/26		2,740	3,210,595
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	26,925	29,305,095
Gtd. Notes(a)	4.875	01/24/22		3,121	3,042,975
Gtd. Notes(a)	5.375	03/13/22		2,705	2,670,917
Gtd. Notes	5.500	01/21/21		14,690	14,733,042
Gtd. Notes	6.350	02/12/48		20,034	16,826,557
Gtd. Notes(a)	6.375	01/23/45		11,729	9,990,176
Gtd. Notes(a)	6.500	03/13/27		27,040	25,944,880
Gtd. Notes	9.500	09/15/27		1,590	1,815,485

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, EMTN	1.875%	04/21/22	EUR	3,100	$ 3,397,450
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	18,901,317
Gtd. Notes, EMTN	2.750	04/21/27	EUR	14,770	14,457,752
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,377,964
Gtd. Notes, EMTN	4.875	02/21/28	EUR	15,360	17,155,548
Gtd. Notes, MTN(a)	6.750	09/21/47		49,980	43,557,570
Gtd. Notes, MTN	6.875	08/04/26		8,100	8,031,555
Sr. Unsec’d. Notes	8.625	02/01/22		8,000	8,665,040
Phillips 66,
Gtd. Notes(a)	4.650	11/15/34		2,970	3,074,350
Gtd. Notes(a)	4.875	11/15/44		2,830	2,930,489

Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	4,972,557
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes	2.750	04/10/19		4,000	3,996,995
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		10,200	10,105,897
Valero Energy Corp., Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	25,219,562
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.500	03/23/21		1,130	1,150,890
					677,977,249
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,241,811
Packaging & Containers 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625	05/15/23		3,665	3,665,000
Greif Nevada Holdings, Inc. SCS, Gtd. Notes, 144A, MTN	7.375	07/15/21	EUR	730	941,253
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	9,975	11,631,430
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,254,000

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20	44,763	$ 44,933,185
WestRock RKT LLC,
Gtd. Notes	4.450	03/01/19	1,140	1,141,135
Gtd. Notes	4.900	03/01/22	1,700	1,749,746
				65,315,749
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.900	11/06/22	14,258	14,079,062
Sr. Unsec’d. Notes(a)	3.200	11/06/22	1,112	1,110,059
Sr. Unsec’d. Notes	3.600	05/14/25	14,685	14,479,774
Sr. Unsec’d. Notes	4.500	05/14/35	20,745	19,590,967
Sr. Unsec’d. Notes	4.700	05/14/45	11,000	10,256,205
Sr. Unsec’d. Notes	4.875	11/14/48	8,155	7,798,921
Allergan Funding SCS,
Gtd. Notes	3.000	03/12/20	28,020	27,996,806
Gtd. Notes	3.450	03/15/22	1,300	1,297,140
Gtd. Notes(a)	4.550	03/15/35	54,564	52,479,940

Allergan Sales LLC, Gtd. Notes, 144A	4.875	02/15/21	5,106	5,245,438
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,720,189
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	6.125	04/15/25	2,000	1,890,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.452(c)	06/25/21	29,120	28,813,541
Gtd. Notes, 144A(a)	3.500	06/25/21	12,600	12,565,340
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	14,120	13,667,631
Sr. Unsec’d. Notes(a)	3.410	06/15/27	5,940	5,533,772
Cigna Corp.,
Gtd. Notes, 144A	4.375	10/15/28	34,070	34,983,993
Gtd. Notes, 144A(a)	4.800	08/15/38	15,935	16,262,031
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750	12/01/22	10,067	9,836,039
Sr. Unsec’d. Notes(a)	2.875	06/01/26	11,150	10,426,646
Sr. Unsec’d. Notes(a)	4.780	03/25/38	11,830	11,841,479
Sr. Unsec’d. Notes(a)	5.050	03/25/48	34,180	35,087,363
Sr. Unsec’d. Notes	5.125	07/20/45	2,782	2,874,578
Sr. Unsec’d. Notes	5.300	12/05/43	6,640	6,916,779

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000%	07/15/23	14,825	$ 12,113,804
Gtd. Notes, 144A(a)	6.000	02/01/25	17,205	13,290,863
Express Scripts Holding Co.,
Gtd. Notes	3.300	02/25/21	7,900	7,907,556
Gtd. Notes	3.400	03/01/27	2,255	2,171,360
Gtd. Notes	4.500	02/25/26	45,085	46,564,359
Mylan NV,
Gtd. Notes	3.150	06/15/21	4,405	4,308,595
Gtd. Notes	5.250	06/15/46	2,930	2,602,838
Mylan, Inc.,
Gtd. Notes(a)	5.200	04/15/48	17,570	15,225,850
Gtd. Notes, 144A	3.125	01/15/23	16,635	15,818,915
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	16,365	15,927,191
Gtd. Notes	2.875	09/23/23	30,555	29,369,664
Gtd. Notes(a)	3.200	09/23/26	79,780	74,286,810
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A(a)	3.800	11/26/20	7,385	7,462,117
Sr. Unsec’d. Notes, 144A	4.000	11/26/21	16,395	16,689,864
Sr. Unsec’d. Notes, 144A	4.400	11/26/23	6,195	6,377,811
				618,871,290
Pipelines 1.1%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	24,499,588
DCP Midstream Operating LP, Gtd. Notes, 144A(a)	5.350	03/15/20	1,916	1,944,740
Energy Transfer Operating LP,
Gtd. Notes	4.650	06/01/21	510	522,130
Gtd. Notes	5.150	03/15/45	3,815	3,466,584
Gtd. Notes	5.300	04/15/47	4,095	3,806,300
Gtd. Notes	6.000	06/15/48	481	493,472
Gtd. Notes	6.250	04/15/49	1,000	1,064,741

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,132,875
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46	28,346	28,670,216
Gtd. Notes	5.100	02/15/45	8,500	8,796,767

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	6,290	6,379,155

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	4,888	$ 4,918,232
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500	04/01/20	2,009	2,080,984
Gtd. Notes	6.500	09/01/39	1,260	1,418,057
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,422,451
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,497,082
Sr. Unsec’d. Notes(a)	4.200	10/03/47	9,504	8,671,528
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,592,473
Sr. Unsec’d. Notes	4.250	09/15/46	2,540	2,344,553
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	15,138,694
MPLX LP,
Sr. Unsec’d. Notes(a)	4.000	03/15/28	6,590	6,354,674
Sr. Unsec’d. Notes(a)	4.500	04/15/38	26,340	24,178,859
Sr. Unsec’d. Notes(a)	5.200	03/01/47	2,081	2,037,887

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,125,906
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47	52,825	50,038,013
Gtd. Notes	6.000	06/15/35	4,200	4,432,262
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	966,936
Sr. Unsec’d. Notes	5.150	06/01/42	700	640,247

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,560,000
Spectra Energy Partners LP,
Sr. Unsec’d. Notes	3.375	10/15/26	5,760	5,495,477
Sr. Unsec’d. Notes	4.500	03/15/45	4,436	4,249,709

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	759,191
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	18,925	18,073,458
Valero Energy Partners LP, Sr. Unsec’d. Notes	4.500	03/15/28	7,970	8,040,117
Western Gas Partners LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	7,980,018
Sr. Unsec’d. Notes	4.000	07/01/22	700	702,371
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,176,163
Sr. Unsec’d. Notes	5.450	04/01/44	875	790,517
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,136	46,831,923

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.900%	01/15/25		18,456	$ 18,459,979
Sr. Unsec’d. Notes	4.000	09/15/25		8,660	8,652,317
Sr. Unsec’d. Notes(a)	4.300	03/04/24		9,550	9,785,283
Sr. Unsec’d. Notes(a)	4.850	03/01/48		17,050	16,507,039
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	5,766,064
Sr. Unsec’d. Notes	5.100	09/15/45		12,970	13,038,387
Sr. Unsec’d. Notes	6.300	04/15/40		4,000	4,571,727
					396,075,146
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A(a)	3.125	03/20/22		8,720	8,659,212
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,558,676
					23,217,888
Real Estate Investment Trusts (REITs) 0.5%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,458,038
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22		9,955	10,313,529
Globalworth Real Estate Investments Ltd. (Romania), Sr. Unsec’d. Notes, EMTN	3.000	03/29/25	EUR	5,140	5,676,580
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23		8,650	8,920,226
HCP, Inc., Sr. Unsec’d. Notes	3.400	02/01/25		8,835	8,515,795
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,729,254
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22		9,340	9,229,997
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28		1,000	925,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27		2,800	2,725,800
Gtd. Notes	5.500	05/01/24		5,025	5,125,500

Realty Income Corp., Sr. Unsec’d. Notes(a)	3.000	01/15/27		13,790	12,974,307

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	10,335	$ 10,438,350
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	350	353,697
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes(a)	5.250	12/15/24	2,000	2,002,500
Sr. Unsec’d. Notes, 144A	5.250	12/15/24	2,030	2,032,538
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23	12,040	11,790,359
Gtd. Notes	3.500	02/01/25	5,000	4,885,888
Gtd. Notes	3.850	04/01/27	31,660	30,952,344

WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20	13,220	13,203,092
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25	10,745	10,758,244
Sr. Unsec’d. Notes	4.250	04/01/26	16,080	16,208,830
				187,219,868
Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	18,000	17,389,175
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.473(c)	04/17/20	26,605	26,497,347
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000	04/01/26	1,385	1,360,954
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	3,500	3,071,250
Gtd. Notes(a)	5.625	02/15/22	5,313	5,399,336
Gtd. Notes(a)	5.625	10/15/23	15,425	15,320,264
Gtd. Notes(a)	6.750	07/01/36	10,500	8,872,500
Gtd. Notes	7.000	05/01/20	2,950	3,060,625

Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875	01/15/22	475	466,630
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	6.300	10/15/37	860	1,023,533
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	19,360	15,203,408
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	34,149	33,278,201
				130,943,223

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,225	$ 3,212,469
Semiconductors 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.000	01/15/22		7,950	7,782,129
Gtd. Notes	3.500	01/15/28		20,540	18,249,071
Gtd. Notes(a)	3.625	01/15/24		15,740	15,306,340
Gtd. Notes	3.875	01/15/27		42,860	39,381,632

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	3.922	06/01/21		12,015	11,890,354
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		8,049	8,162,390
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21		7,940	7,790,235
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22		6,600	6,575,910
Gtd. Notes, 144A	4.625	06/01/23		16,600	16,911,250

QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900	05/20/24		9,450	9,155,867
					141,205,178
Software 0.8%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22		28,170	27,721,003
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.700	06/01/20		5,765	5,733,771
Sr. Unsec’d. Notes(a)	4.200	10/01/28		5,380	5,376,961

Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	30,069	35,365,759
InterXion Holding NV (Netherlands),
Gtd. Notes	4.750	06/15/25	EUR	11,715	14,040,515
Gtd. Notes, 144A	4.750	06/15/25	EUR	53,755	64,425,768

IQVIA, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	15,275	17,933,854
Microsoft Corp.,
Sr. Unsec’d. Notes	3.700	08/08/46		15,560	15,452,324
Sr. Unsec’d. Notes	3.950	08/08/56		5,965	5,985,867
Sr. Unsec’d. Notes(a)	4.250	02/06/47		3,908	4,245,384
Sr. Unsec’d. Notes	4.450	11/03/45		1,685	1,872,678

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Microsoft Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	4.500%	02/06/57	7,050	$7,852,187

Nuance Communications, Inc., Gtd. Notes, 144A(a)	5.375	08/15/20	4,553	4,570,074
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.400	09/15/23	31,410	30,615,933
Sr. Unsec’d. Notes(a)	2.950	05/15/25	52,640	51,887,691
Sr. Unsec’d. Notes(a)	3.800	11/15/37	18,205	17,532,966
Sr. Unsec’d. Notes(a)	4.300	07/08/34	3,265	3,418,398
				314,031,133
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	3.400	05/15/25	18,930	18,517,868
Sr. Unsec’d. Notes(a)	3.800	03/01/24	1,350	1,366,660
Sr. Unsec’d. Notes	3.950	01/15/25	11,900	12,011,476
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.956(c)	06/12/24	14,165	14,024,385
Sr. Unsec’d. Notes	4.500	05/15/35	4,295	4,056,874
Sr. Unsec’d. Notes	4.550	03/09/49	2,414	2,170,656
Sr. Unsec’d. Notes(a)	5.150	03/15/42	2,700	2,651,703
Sr. Unsec’d. Notes(a)	5.250	03/01/37	12,650	12,878,379
Sr. Unsec’d. Notes	5.350	09/01/40	370	373,629
Bharti Airtel International Netherlands BV (India),
Gtd. Notes	5.350	05/20/24	1,400	1,406,664
Gtd. Notes, 144A(a)	5.350	05/20/24	1,200	1,205,712
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S(a)	6.450	06/15/21	9,665	9,837,037
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	19,189	19,362,660
Digicel Group One Ltd. (Jamaica),
First Lien(a)	8.250	12/30/22	926	763,950
Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	1,003	827,475
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes(a)	8.250	09/30/22	874	467,590
Sr. Unsec’d. Notes, 144A(a)	8.250	09/30/22	947	506,645

Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23	5,040	4,118,688
Level 3 Financing, Inc., Gtd. Notes(a)	6.125	01/15/21	23,291	23,349,228
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28	10,000	9,757,273
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	4,800	4,764,000

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp., (cont’d.)
Gtd. Notes	6.900%	05/01/19		1,252	$ 1,260,138
Gtd. Notes	8.750	03/15/32		27,050	29,687,375

Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000	03/01/20		11,450	11,779,188
Sprint Corp.,
Gtd. Notes(a)	7.625	02/15/25		15,250	15,940,825
Gtd. Notes(a)	7.875	09/15/23		28,400	30,175,000

Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	9,350	12,428,119
T-Mobile USA, Inc., Gtd. Notes	6.000	03/01/23		12,915	13,237,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	4.125	08/15/46		19,450	17,954,730
Sr. Unsec’d. Notes	4.500	08/10/33		30,750	31,261,451
Sr. Unsec’d. Notes(a)	4.522	09/15/48		9,815	9,564,447
Sr. Unsec’d. Notes	4.672	03/15/55		1,800	1,735,549
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	5,588,130
Sr. Unsec’d. Notes(a)	4.862	08/21/46		5,000	5,110,893
Sr. Unsec’d. Notes(a)	5.012	04/15/49		7,279	7,642,373
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	15,800	16,293,819
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	34,875	35,177,577
Sr. Sec’d. Notes, 144A	5.000	01/20/26		5,925	4,873,313
					394,129,354
Textiles 0.0%
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,006,103
Gtd. Notes	3.700	04/01/27		8,960	8,898,379

Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	676,122
					17,580,604
Transportation 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,976,651
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,694,386

CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	71,852,661

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)

CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	37,200	$ 34,270,274
FedEx Corp.,
Gtd. Notes(a)	4.050	02/15/48	385	333,881
Gtd. Notes	4.550	04/01/46	6,605	6,168,834

Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	6,200	6,324,000
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	3,700	4,029,421
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,225	7,189,416
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	1,699	1,735,104
				138,574,628
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A(a)	5.500	01/15/23	20,000	20,381,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	9,660	9,804,900
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21	21,250	21,200,917
				51,386,817
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	4,980	4,560,128
Total Corporate Bonds (cost $12,858,961,315)				12,662,495,127
Municipal Bonds 0.8%
California 0.2%
Bay Area Toll Authority,
BABs, Revenue Bonds,	6.263	04/01/49	12,630	17,273,419
BABs, Taxable, Revenue Bonds, Series S3	6.907	10/01/50	525	755,827

Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds, Series Z	7.618	08/01/40	4,300	6,212,984

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Los Angeles Department of Airports, BABs, Revenue Bonds	6.582%	05/15/39	5,045	$ 6,321,335
Los Angeles Department of Water & Power,
BABs, Revenue Bonds ,	5.716	07/01/39	8,475	10,427,386
BABs, Taxable, Revenue Bonds, Series SY	6.008	07/01/39	6,200	7,530,272
State of California,
GO Unlimited, BABs,	7.300	10/01/39	835	1,168,215
GO Unlimited, BABs, BABs	7.600	11/01/40	2,320	3,467,913
GO Unlimited, BABs,	7.625	03/01/40	275	402,619
GO Unlimited, BABs, Taxable, Series VA	7.550	04/01/39	1,600	2,348,144
University of California,
BABs, Revenue Bonds,	5.770	05/15/43	500	616,430
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,040,427
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,948,559
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,283,367
				65,796,897
Colorado 0.0%
Colorado Bridge Enterprise, BABs, Taxable, Revenue Bonds, Series SR	6.078	12/01/40	1,000	1,270,090
Regional Transportation District, BABs, Revenue Bonds, Series B	5.844	11/01/50	3,320	4,318,955
				5,589,045
Illinois 0.3%
Chicago O’Hare International Airport,
BABs, Revenue Bonds,	6.395	01/01/40	3,170	4,061,436
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	5,611,453
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	5,651,420

Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184	01/01/34	5,000	6,242,900
State of Illinois, GO Unlimited, Series D	5.000	11/01/22	79,600	84,639,476
				106,206,685
Kentucky 0.0%
Kentucky State Property & Building Commission,
BABs, Revenue Bonds, Series C	4.303	11/01/19	800	807,944
BABs, Revenue Bonds, Series C	5.373	11/01/25	1,900	2,063,381
				2,871,325

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.1%
New Jersey Turnpike Authority,
BABs, Revenue Bonds, Series A(a)	7.102%	01/01/41	15,953	$ 22,365,946
BABs, Taxable, Revenue Bonds, Series F(a)	7.414	01/01/40	12,865	18,603,305

Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,597,185
				42,566,436
New York 0.1%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds, Series TR	6.687	11/15/40	700	903,329
New York City Transitional Finance Authority Future Tax Secured Revenue,
BABs, Revenue Bonds,	4.725	11/01/23	1,400	1,489,376
BABs, Revenue Bonds,	4.905	11/01/24	1,100	1,188,781

New York City Water & Sewer System, BABs, Taxable, Revenue Bonds(a)	5.882	06/15/44	2,810	3,657,103
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds, Series ST	5.770	03/15/39	18,800	21,674,520
Port Authority of New York & New Jersey,
Consol. 174th, Revenue Bonds,	4.458	10/01/62	2,600	2,759,770
Consol., Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	9,707,549
Revenue Bonds,	4.031	09/01/48	5,005	4,989,534
				46,369,962
Ohio 0.0%
Ohio State University (The),
BABs, Taxable, Revenue Bonds, Series C,	4.910	06/01/40	295	342,882
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	8,346,264

Ohio Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879	12/01/34	375	413,126
				9,102,272
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,330,500
Oregon 0.0%
State of Oregon Department of Transportation, BABs, Taxable, Revenue Bonds, Series A	5.834	11/15/34	675	838,100

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds,	6.105%	12/01/39	400	$ 499,088
BABs, Revenue Bonds, Series B	5.511	12/01/45	5,370	6,422,842
				6,921,930
Texas 0.0%
City of San Antonio Electric & Gas Systems, Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,955,826
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	9,622,268
Total Municipal Bonds (cost $303,444,878)				308,171,246
Residential Mortgage-Backed Securities 3.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	14	14,094
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000%	4.873(c)	02/25/45	49	49,652
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.670(c)	07/27/57	7,744	7,543,762
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.700(c)	03/27/36	13,558	13,187,737
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130%	2.640(c)	02/27/37	19,114	18,566,408
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.680(c)	05/27/36	14,113	13,911,958
Banc of America Funding Trust,
Series 2005-D, Class A1	4.522(cc)	05/25/35	64	67,100
Series 2006-I, Class 4A1	4.422(cc)	10/20/46	44	34,117
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.712(c)	05/26/37	1,483	1,471,571
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.408(c)	09/26/45	2,856	2,922,759
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	2.675(c)	09/29/36	13,501	13,187,865
Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	5,621	5,568,185

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Funding Trust, (cont’d.)
Series 2015-R09, Class 2A1, 144A, 1 Month LIBOR + 0.205%	2.715%(c)	02/26/37	8,680	$ 8,519,761
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500	10/25/31	2	2,288
Series 2004-E, Class 2A6	4.390(cc)	06/25/34	387	384,702
Series 2005-B, Class 2A1	3.928(cc)	03/25/35	469	457,300
Series 2005-B, Class 2A2	3.928(cc)	03/25/35	16	15,502
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.119(cc)	05/25/35	151	152,591
Series 2005-04, Class 23A2	4.119(cc)	05/25/35	50	50,978
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	4.734(cc)	02/25/33	4	4,330
Series 2005-04, Class 3A1	4.181(cc)	08/25/35	259	238,679
Series 2007-03, Class 1A1	3.962(cc)	05/25/47	329	302,481
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	10/25/27	12,934	12,989,591
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.110(c)	04/25/28	35,566	35,565,932
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.460(c)	08/25/28	31,650	31,629,121
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.860(c)	08/25/28	11,850	11,815,764
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.110(c)	08/25/28	19,650	19,626,642
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.710(c)	10/25/27	21,650	21,609,043
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.360(c)	10/25/27	33,090	33,038,572

Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.780(c)	11/01/23	172,071	172,071,000
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.643(cc)	02/19/34	11,606	11,796,376
Series 2005-29, Class A1	5.750	12/25/35	668	571,215
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750%	4.592(c)	02/20/36	29	24,829
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	12/25/57	103,465	104,045,938
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	01/25/57	84,572	85,853,086
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	30,934	30,114,581

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
CIM Trust, (cont’d.)
Series 2017-08, Class A1, 144A	3.000%(cc)	12/25/65	67,409	$66,390,968

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.043(cc)	09/25/47	7,272	6,831,141
Eagle RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.210(c)	11/25/28	53,500	53,499,893
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.960(c)	01/25/29	5,332	5,351,569
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450%	2.963(c)	10/18/30	1	836
Series 2001-29, Class Z	6.500	07/25/31	37	40,794
Series 2012-132, Class KI, IO	3.000	12/25/32	11,793	1,564,264
Series 2013-57, Class MI	3.000	06/25/28	4,866	399,391
Series 2018-58, Class BI	4.000	08/25/48	8,239	1,590,807
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	13	13,983
Series 1935, Class JZ	7.000	02/15/27	74	80,656
Series 2241, Class PH	7.500	07/15/30	35	40,224
Series 4456, Class BI	4.000	05/15/44	2,398	325,602

Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%^	5.160(c)	01/25/49	7,560	7,560,000
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN03, Class M3, 1 Month LIBOR + 4.000%	6.510(c)	08/25/24	1,363	1,476,120
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%	7.060(c)	10/25/24	3,461	3,822,914
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850%	4.360(c)	10/25/27	12,640	12,792,871
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.810(c)	10/25/27	48,903	53,576,007
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%	3.810(c)	03/25/29	36,929	37,047,185
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%	4.760(c)	11/25/28	8,886	9,027,932
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%	3.860(c)	03/25/29	11,730	11,830,527
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.810(c)	04/25/29	30,250	30,395,155

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.652%(c)	07/25/44	140	$ 145,981
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.237(c)	02/25/45	15	14,615
Government National Mortgage Assoc.,
Series 2015-165, Class IB	3.500	11/20/42	11,859	1,541,766
Series 2018-05, Class IB, IO	4.000	01/20/48	28,742	5,714,755
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.650(c)	01/26/37	5,951	5,874,441
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.650(c)	01/26/37	6,300	6,033,811
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.650(c)	10/26/36	10,790	10,575,697
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.650(c)	10/26/36	5,200	4,784,046

HarborView Mortgage Loan Trust, Series 2007-07, Class 2A1A, 1 Month LIBOR + 1.000%	3.510(c)	10/25/37	19,367	19,288,147
Home Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.110(c)	10/25/28	16,020	16,038,663
Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520%	3.030(c)	04/25/35	2,027	1,956,575
IndyMac ARM Trust, Series 2001-H02, Class A1	3.909(cc)	01/25/32	2	2,275
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2	3.910(cc)	08/25/36	11,267	10,411,593
Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180%	2.690(c)	07/25/37	4,301	4,134,482

JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.135(cc)	03/25/36	188	168,326
JPMorgan Resecuritization Trust, Series 2015-02, Class 2A1, 144A, 1 Month LIBOR + 2.000%	4.520(c)	08/26/46	2,445	2,446,204
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.520(c)	05/01/22	25,975	25,883,600
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.270(c)	09/01/22	24,952	25,017,426
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170(c)	11/01/22	30,498	30,564,498

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
LSTAR Securities Investment Ltd., (cont’d.)
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%	4.070%(c)	12/01/22	7,513	$7,500,482

LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23	59,995	59,912,542
MASTR Alternative Loan Trust,
Series 2004-02, Class 4A1	5.000	02/25/19	1	1,467
Series 2004-04, Class 4A1	5.000	04/25/19	—(r)	241

MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	34,291	34,416,624
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.260(c)	01/25/48	48,215	47,962,205
Oaktown Re Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.060(c)	07/25/28	15,300	15,258,479
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-02, Class M1, 1 Month LIBOR + 0.645%	3.155(c)	04/25/35	65	65,429
Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400%	2.910(c)	02/25/34	14	13,406
Radnor RE Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.910(c)	03/25/28	34,820	34,749,907
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	5.210(c)	03/25/28	18,290	18,271,020

Regal Trust IV, Series 1999-01, Class A, 144A, 11th District Cost of Funds Index (COFI Rate) + 1.500%	2.518(c)	09/29/31	11	10,695
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	11	10,742
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.260(c)	09/25/48	38,580	38,538,916
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.378(cc)	02/25/34	151	150,936
Series 2004-18, Class 3A1	4.323(cc)	12/25/34	11,749	11,661,132

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660%	3.163(c)	09/19/32	16	15,065

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	4.369%(cc)	07/25/32		—(r)	$ 207
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41		3,232	3,280,355
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420%	2.930(c)	06/25/44		1,709	1,661,097
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%	3.060(c)	07/25/44		2,975	2,990,958
Series 2005-AR05, Class A6	3.934(cc)	05/25/35		1,415	1,427,584

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.685(cc)	02/25/33		1	562
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR04, Class 2A2	4.424(cc)	04/25/35		219	220,758
Series 2006-AR02, Class 2A1	4.772(cc)	03/25/36		81	81,980
Series 2006-AR06, Class 6A1	4.727(cc)	03/25/36		6,369	6,461,120
Series 2006-AR10, Class 1A1	4.480(cc)	07/25/36		178	173,807

Total Residential Mortgage-Backed Securities (cost $1,400,793,357)					1,416,498,966
Sovereign Bonds 13.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		6,000	5,880,000
Albania Government International Bond (Albania), Bonds	2.800(s)	08/31/25		83,274	68,733,153
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260	12/31/38	EUR	17,020	11,600,959
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	17,500	16,496,616
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	15,000	15,391,280
Sr. Unsec’d. Notes	4.625	01/11/23		43,675	37,451,312
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	6,650	6,051,198
Sr. Unsec’d. Notes	5.625	01/26/22		5,150	4,673,625
Sr. Unsec’d. Notes	6.875	04/22/21		23,925	22,848,375
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	24,835	25,776,282
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,238	7,434,244
Sr. Unsec’d. Notes(a)	8.280	12/31/33		8,545	7,545,693
Sr. Unsec’d. Notes	8.280	12/31/33		722	620,963

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	8.280%	12/31/33		3,751	$3,311,928

Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes	4.950	02/11/20	EUR	6,280	7,453,862
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		11,327	11,638,472
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		72,191	73,255,817
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		4,488	4,554,198

Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	21,200	25,416,608
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21		7,600	7,778,600
Sr. Unsec’d. Notes(a)	5.000	06/15/45		1,400	1,418,914
Sr. Unsec’d. Notes	7.375	03/18/19		7,422	7,461,040
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,291,587
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,072,791
Sr. Unsec’d. Notes	11.750	02/25/20		14,550	15,837,675
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375	03/24/21		10,800	11,393,352
Sr. Unsec’d. Notes	6.750	11/05/19		21,000	21,514,500
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		37,930	39,295,480
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,090,000
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,592,000
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		2,500	2,590,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A(a)	6.588	02/21/28		10,875	10,092,174
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	29,625	31,646,975
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	7,847,423
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,223,149

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		33,908	41,774,855
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,324,040
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	12,007,540
Hellenic Republic Government Bond (Greece),
Bonds	—(p)	10/15/42	EUR	4,825,862	17,012,895
Bonds(a)	3.000	02/24/23	EUR	4,127	4,792,676
Bonds	3.000	02/24/24	EUR	4,184	4,824,226
Bonds	3.000	02/24/25	EUR	5,949	6,809,854

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%	02/24/26	EUR	18,602	$ 21,084,964
Bonds(a)	3.000	02/24/27	EUR	17,095	19,358,204
Bonds	3.000	02/24/28	EUR	13,086	14,703,031
Bonds	3.000	02/24/29	EUR	5,149	5,761,108
Bonds	3.000	02/24/30	EUR	9,937	10,932,546
Bonds	3.000	02/24/31	EUR	6,025	6,541,263
Bonds	3.000	02/24/32	EUR	7,088	7,596,914
Bonds	3.000	02/24/33	EUR	15,102	16,077,657
Bonds	3.000	02/24/34	EUR	5,421	5,649,060
Bonds	3.000	02/24/35	EUR	4,841	4,977,962
Bonds	3.000	02/24/36	EUR	9,823	9,976,371
Bonds	3.000	02/24/37	EUR	8,103	8,140,470
Bonds	3.000	02/24/38	EUR	3,391	3,386,342
Bonds	3.000	02/24/39	EUR	5,011	4,996,948
Bonds(a)	3.000	02/24/40	EUR	3,447	3,464,423
Bonds	3.000	02/24/41	EUR	5,044	5,029,307
Bonds	3.000	02/24/42	EUR	3,948	3,946,346
Bonds	3.750	01/30/28	EUR	20,842	23,644,304
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	7,250	8,229,568
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.000	03/11/19	EUR	4,130	4,742,712
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	221,545,309
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	131,700	170,507,083

Hong Kong Sukuk Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005	09/18/19		5,200	5,171,920
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		35,526	37,921,518
Sr. Unsec’d. Notes	5.375	03/25/24		6,790	7,328,243
Sr. Unsec’d. Notes	5.750	11/22/23		27,200	29,688,256
Sr. Unsec’d. Notes	6.250	01/29/20		28,545	29,374,632
Sr. Unsec’d. Notes	6.375	03/29/21		235,800	249,969,694
Sr. Unsec’d. Notes(a)	7.625	03/29/41		272	391,258
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	56,571	65,315,686
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	3,500	4,141,199
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	22,714	28,397,635
Sr. Unsec’d. Notes	5.350	02/11/49		8,455	9,081,507
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,017,333
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,347,777
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,067,903
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	17,000	20,539,885

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.875%	07/08/21	EUR	87,100	$ 105,264,916
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	37,733,412
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		9,216	9,187,983
Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,600,097
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	1,959,080
Sr. Unsec’d. Notes	3.150	06/30/23		10,000	10,052,700
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,069,603
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	9,500	12,139,105

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,335,885
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		44,510	43,184,584
Gov’t. Gtd. Notes	1.750	05/29/19		6,800	6,774,330
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,085,937
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,136,219
Gov’t. Gtd. Notes	2.125	07/21/20		6,200	6,147,748
Gov’t. Gtd. Notes	2.125	11/16/20		14,400	14,245,618
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	14,323,901
Gov’t. Gtd. Notes	2.250	02/24/20		9,200	9,154,614
Gov’t. Gtd. Notes	2.375	11/16/22		850	835,053
Gov’t. Gtd. Notes	2.500	06/01/22		43,250	42,789,204
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,857,789
Gov’t. Gtd. Notes	3.375	10/31/23		5,600	5,726,013
Japan Finance Organization for Municipalities (Japan),
Gov’t. Gtd. Notes	4.000	01/13/21		1,000	1,022,421
Gov’t. Gtd. Notes	4.000	01/13/21		710	725,919
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,188,520
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		7,000	6,905,347
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		15,090	14,837,713
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	20,200,193
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	42,159,656
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,513,814
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,130,948
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		9,076	8,924,258
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	13,851,562

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		13,300	13,189,504
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,829,640

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kingdom of Belgium Government International Bond (Belgium), (cont’d.)
Sr. Unsec’d. Notes, MTN	1.625%	01/15/20		5,000	$4,951,700

Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		10,000	9,860,000
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	2.750	01/12/20		9,100	9,054,500
Sr. Unsec’d. Notes	5.250	06/16/21		18,500	19,306,600
Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	600	721,838
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		56,129	59,413,332
Sr. Unsec’d. Notes	6.625	02/01/22		144,464	157,899,152
Sr. Unsec’d. Notes	7.375	02/11/20		52,935	55,109,570
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes(a)	4.600	02/10/48		21,575	19,913,941
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	58,993	71,308,152
Sr. Unsec’d. Notes, MTN(a)	4.750	03/08/44		17,940	16,903,068
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,753,650
Sr. Unsec’d. Notes	5.200	01/30/20		2,000	2,037,020
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	13,230,000

Parpublica-Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	2,000	2,460,586
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,272,946
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		501,987	532,066,061
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	2.050	08/17/26		5,200	4,863,992
Sr. Unsec’d. Notes	2.200	07/26/22		6,355	6,221,164
Sr. Unsec’d. Notes	3.300	03/15/28		35,270	35,785,576
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		7,230	10,881,968
Sr. Unsec’d. Notes	6.500	01/15/26		20,671	25,044,650
Province of Manitoba (Canada),
Debentures	9.250	04/01/20		1,245	1,333,264
Sr. Unsec’d. Notes	2.125	05/04/22		15,680	15,331,434
Sr. Unsec’d. Notes(a)	2.125	06/22/26		2,700	2,547,207
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,487,305
Debentures	8.750	04/01/22		1,990	2,324,734
Debentures	9.250	03/01/20		181	192,926

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.250%	05/18/22		18,820	$ 18,490,333
Sr. Unsec’d. Notes(a)	3.400	10/17/23		21,675	22,179,071
Province of Quebec (Canada),
Debentures	7.125	02/09/24		6,830	8,125,248
Debentures(a)	7.500	07/15/23		705	837,744
Sr. Unsec’d. Notes	7.500	09/15/29		366	509,478
Unsec’d. Notes, MTN	6.350	01/30/26		3,631	4,306,611
Unsec’d. Notes, MTN	7.140	02/27/26		6,050	7,420,709
Unsec’d. Notes, MTN	7.295	07/22/26		474	594,394
Unsec’d. Notes, MTN	7.365	03/06/26		82	102,663
Unsec’d. Notes, MTN	7.380	04/09/26		100	125,579
Unsec’d. Notes, MTN	7.485	03/02/26		11,700	14,732,002

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	7,112,008
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		12,615	10,911,975
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		20,590	20,106,341
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,439,204
Sr. Unsec’d. Notes	6.550	04/09/19		7,000	7,046,326
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		28,705	30,794,207
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes3 Month EURIBOR + 0.250%	0.012(c)	06/22/22	EUR	2,231	2,569,428
Sr. Unsec’d. Notes, 144A, EMTN	0.435	04/22/20	EUR	3,488	4,011,557
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap N/A, Floor 1.750%)	1.750(c)	03/04/20	EUR	9,938	11,586,466
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		169,974	186,801,426
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	1,380	1,615,794
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	46,871	55,932,131
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		16,121	16,933,786

Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.518(s)	03/27/23		4,000	3,351,484
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes(a)	3.000	03/17/23		10,000	9,950,800
Sr. Unsec’d. Notes	5.000	03/23/22		29,643	31,362,057
Sr. Unsec’d. Notes	5.125	04/21/21		10,000	10,467,440

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Poland Government International Bond (Poland), (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.200%	04/15/20	EUR	109,790	$ 132,423,577
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	729,612
Sr. Unsec’d. Notes	4.850	09/27/27		20,000	19,450,000
Sr. Unsec’d. Notes	5.500	03/09/20		3,968	4,035,932
Sr. Unsec’d. Notes	5.875	09/16/25		11,600	12,165,500
Sr. Unsec’d. Notes	6.875	05/27/19		27,670	27,938,952
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,516,438

Republic of Trinidad & Tobago (Trinidad & Tobago), Sr. Unsec’d. Notes^	3.750	06/27/30	JPY	11,000,000	115,761,304
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	4,925,000
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,526,011
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	19,865	22,280,396
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,121,100
Sr. Unsec’d. Notes, EMTN(a)	3.875	10/29/35	EUR	24,520	27,501,400
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		43,545	44,642,334
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	18,991,635
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	972,000

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	13,260	14,518,658
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875	02/25/20		31,220	31,601,508
Sr. Unsec’d. Notes	7.250	09/28/21		7,800	8,473,374
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	3,041,724

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		19,643	20,392,891
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	4.125	02/18/19		5,925	5,923,057
Sr. Unsec’d. Notes	5.250	02/18/24		255,754	278,138,102

Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	7,931,555
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes	1.375	10/15/19		20,000	19,805,500
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,182,609
Sr. Unsec’d. Notes	2.125	05/20/19		12,600	12,577,950
Sr. Unsec’d. Notes	2.125	05/19/20		6,550	6,483,190
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	1,963,680

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Tokyo Metropolitan Government (Japan), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.000%	05/17/21		13,300	$ 13,002,492
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,534,624
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,260,605
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		19,910	20,109,100
Sr. Unsec’d. Notes	7.000	03/11/19		10,450	10,476,125
Sr. Unsec’d. Notes	7.000	06/05/20		14,590	14,963,796
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		4,900	4,850,755
Sr. Unsec’d. Notes	7.750	09/01/21		14,785	14,521,531
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	3,811,000
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	4,553,887
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		420	412,516
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		41,340	39,877,391
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		10,000	9,527,500
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	10,178,700
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		13,360	13,393,400
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	500	581,226

Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,363,375
Total Sovereign Bonds (cost $4,896,696,809)					4,856,081,565
U.S. Government Agency Obligations 2.2%
Fannie Mae Strips Interest	2.276(s)	11/15/26		100	79,277
Fannie Mae Strips Interest	2.461(s)	05/15/27		18,594	14,426,112
Fannie Mae Strips Interest	3.032(s)	11/15/29		237	167,278
Fannie Mae Strips Interest	3.041(s)	07/15/30		1,542	1,061,591
Fannie Mae Strips Interest	3.058(s)	05/15/30		1,613	1,116,518
Fannie Mae Strips Interest	3.067(s)	11/15/30		314	213,590
Fannie Mae Strips Interest	3.077(s)	07/15/29		4,091	2,924,751
Fannie Mae Strips Interest	3.088(s)	11/15/27		360	274,348
Fannie Mae Strips Principal, MTN	2.567(s)	10/08/27		2,275	1,735,318
Fannie Mae Strips Principal, MTN	2.874(s)	03/23/28		1,900	1,429,545
Fannie Mae Strips Principal	3.097(s)	01/15/30		2,597	1,817,277
Fannie Mae Strips Principal, MTN	3.212(s)	05/15/30		9,041	6,258,179
Fannie Mae Strips Principal	3.535(s)	07/15/37		2,295	1,199,923
Federal Farm Credit Banks	3.000	01/14/30		541	532,712
Federal Home Loan Banks(h)	2.250	10/27/26		7,105	6,653,534
Federal Home Loan Banks	3.200	11/29/32		22,500	21,804,750
Federal Home Loan Mortgage Corp., MTN	2.550(s)	12/17/29		1,485	1,048,493
Federal Home Loan Mortgage Corp., MTN	2.559(s)	12/14/29		4,500	3,175,827

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp., MTN(k)	3.156%(s)	12/11/25	34,748	$ 28,448,872
Federal Home Loan Mortgage Corp., MTN	3.353(s)	06/03/24	6,170	5,305,156
Federal Home Loan Mortgage Corp.	4.500	09/01/39	998	1,049,054
Federal Home Loan Mortgage Corp.	5.000	01/01/39	90	95,335
Federal Home Loan Mortgage Corp.	5.000	07/01/40	175	185,589
Federal Home Loan Mortgage Corp.	5.500	06/01/31	2	2,398
Federal Home Loan Mortgage Corp.	5.500	10/01/33	341	370,421
Federal Home Loan Mortgage Corp.	5.500	07/01/34	5	5,518
Federal Home Loan Mortgage Corp.	6.000	10/01/32	19	20,455
Federal Home Loan Mortgage Corp.	6.000	12/01/32	12	12,855
Federal Home Loan Mortgage Corp.	6.000	02/01/33	12	13,188
Federal Home Loan Mortgage Corp.	6.000	11/01/33	128	139,953
Federal Home Loan Mortgage Corp.	6.000	01/01/34	62	68,206
Federal Home Loan Mortgage Corp.	6.000	12/01/36	2	2,448
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	30,948	41,443,457
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,582
Federal Home Loan Mortgage Corp.	6.500	07/01/32	3	3,277
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,182
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	4,947
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	5,178
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	5,466
Federal Home Loan Mortgage Corp.	6.500	09/01/32	32	35,261
Federal Home Loan Mortgage Corp.	6.500	11/01/33	27	29,207
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373	71,307,254
Federal Home Loan Mortgage Corp.	7.000	09/01/32	31	31,758
Federal Home Loan Mortgage Corp.	8.500	08/01/24	2	2,276
Federal Home Loan Mortgage Corp.	8.500	10/01/24	1	645
Federal Home Loan Mortgage Corp.	8.500	11/01/24	1	1,237
Federal Judiciary Office Building Trust	2.104(s)	02/15/24	325	281,360
Federal National Mortgage Assoc., Sub. Notes	1.361(s)	10/09/19	10,200	10,017,997
Federal National Mortgage Assoc.(k)	1.875	09/24/26	55,080	51,612,714
Federal National Mortgage Assoc.(k)	2.125	04/24/26	13,022	12,487,030
Federal National Mortgage Assoc.	3.000	11/01/46	145,825	143,280,480
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	3.302(c)	05/01/36	12	11,946
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.251%	3.390(c)	05/01/36	6	5,838
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.557(c)	09/01/40	15	15,198
Federal National Mortgage Assoc.	4.000	12/01/40	158	162,972
Federal National Mortgage Assoc.	4.500	01/01/25	77	79,199
Federal National Mortgage Assoc.	4.500	02/01/33	8	7,891
Federal National Mortgage Assoc.	4.500	08/01/33	6	6,452

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	4.507%(c)	01/01/28	2	$ 2,463
Federal National Mortgage Assoc.	5.000	12/01/19	13	12,797
Federal National Mortgage Assoc.	5.000	03/01/34	802	860,960
Federal National Mortgage Assoc.	5.500	07/01/33	18	18,666
Federal National Mortgage Assoc.	5.500	08/01/33	1	669
Federal National Mortgage Assoc.	5.500	10/01/33	74	80,092
Federal National Mortgage Assoc.	5.500	11/01/33	10	10,692
Federal National Mortgage Assoc.	5.500	01/01/34	12	12,769
Federal National Mortgage Assoc.	5.500	04/01/34	6	6,890
Federal National Mortgage Assoc.	5.500	04/01/34	28	30,111
Federal National Mortgage Assoc.	5.500	04/01/34	99	107,564
Federal National Mortgage Assoc.	5.500	05/01/34	5	5,305
Federal National Mortgage Assoc.	5.500	05/01/34	26	27,930
Federal National Mortgage Assoc.	5.500	05/01/34	77	81,732
Federal National Mortgage Assoc.	5.500	03/01/35	1,417	1,533,133
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	193
Federal National Mortgage Assoc.	6.000	11/01/32	5	5,145
Federal National Mortgage Assoc.	6.000	03/01/33	3	2,878
Federal National Mortgage Assoc.	6.000	10/01/33	5	5,824
Federal National Mortgage Assoc.	6.000	11/01/33	171	184,983
Federal National Mortgage Assoc.	6.000	02/01/34	171	187,697
Federal National Mortgage Assoc.	6.000	11/01/34	25	27,535
Federal National Mortgage Assoc.	6.000	11/01/34	55	59,976
Federal National Mortgage Assoc.	6.000	01/01/35	47	50,750
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,578
Federal National Mortgage Assoc.	6.000	04/01/36	7	7,797
Federal National Mortgage Assoc.	6.000	04/01/36	11	11,926
Federal National Mortgage Assoc.	6.000	06/01/37	18	19,529
Federal National Mortgage Assoc.(k)	6.250	05/15/29	48,064	61,382,679
Federal National Mortgage Assoc.	6.500	09/01/21	4	4,052
Federal National Mortgage Assoc.	6.500	07/01/32	14	15,994
Federal National Mortgage Assoc.	6.500	08/01/32	14	15,813
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,222
Federal National Mortgage Assoc.	6.500	09/01/32	45	48,860
Federal National Mortgage Assoc.	6.500	09/01/32	47	51,282
Federal National Mortgage Assoc.	6.500	09/01/32	69	78,041
Federal National Mortgage Assoc.	6.500	10/01/32	35	38,046
Federal National Mortgage Assoc.	6.500	04/01/33	59	66,156
Federal National Mortgage Assoc.	6.500	11/01/33	10	10,957
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,874	76,404,532
Federal National Mortgage Assoc.	7.000	05/01/32	27	29,785
Federal National Mortgage Assoc.	7.000	06/01/32	9	9,523
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	9,945,422
Freddie Mac Strips Coupon	2.095(s)	09/15/25	3,272	2,694,078

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Freddie Mac Strips Coupon	2.692%(s)	03/15/30	200	$ 139,805
Freddie Mac Strips Coupon	2.875(s)	01/15/21	6,207	5,884,835
Freddie Mac Strips Coupon	2.881(s)	03/15/21	176	166,110
Freddie Mac Strips Coupon	2.976(s)	07/15/22	1,126	1,023,942
Freddie Mac Strips Coupon	3.226(s)	01/15/32	1,526	997,909
Freddie Mac Strips Coupon	3.247(s)	07/15/32	1,550	997,124
Freddie Mac Strips Principal	2.884(s)	07/15/32	2,809	1,799,237
Government National Mortgage Assoc.	3.000	01/15/45	186	184,969
Government National Mortgage Assoc.	3.000	03/15/45	43	42,534
Government National Mortgage Assoc.	3.000	03/15/45	341	338,739
Government National Mortgage Assoc.	3.500	10/15/40	373	379,273
Government National Mortgage Assoc.	4.500	02/20/41	2,822	2,970,860
Government National Mortgage Assoc.	5.000	08/20/39	854	909,163
Government National Mortgage Assoc.	6.000	01/15/33	22	24,149
Government National Mortgage Assoc.	6.000	03/15/33	7	7,889
Government National Mortgage Assoc.	6.000	05/15/33	9	9,814
Government National Mortgage Assoc.	6.000	06/15/33	7	7,113
Government National Mortgage Assoc.	6.000	12/15/33	16	17,555
Government National Mortgage Assoc.	6.500	09/15/32	54	58,285
Government National Mortgage Assoc.	6.500	09/15/32	80	86,678
Government National Mortgage Assoc.	6.500	11/15/33	55	60,588
Government National Mortgage Assoc.	6.500	11/15/33	147	159,575
Government National Mortgage Assoc.	6.500	07/15/38	2	1,872
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	206
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	221
Government National Mortgage Assoc.	8.500	08/20/30	3	3,350
Hashemite Kingdom of Jordan Government USAID Bond, Gov’t. Gtd. Notes	3.000	06/30/25	4,962	4,961,915
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.240(s)	02/15/26	514	418,308
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.247(s)	11/15/26	3,325	2,646,090
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.360(s)	11/01/23	1,419	1,245,640
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.028(s)	02/15/21	1,500	1,421,248
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.141(s)	05/15/23	4,500	4,005,920
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.142(s)	11/01/24	776	660,793
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.142(s)	11/01/24	1,000	850,535
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.217(s)	11/15/24	12,000	10,203,624
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.329(s)	05/15/25	16,000	13,368,595
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500	12/04/23	4,645	5,244,770
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500	09/18/33	10,938	13,905,074
National Archives Facility Trust, Gov’t. Gtd. Notes	8.500	09/01/19	835	850,785
New Valley Generation I, Pass-Through Certificates	7.299	03/15/19	637	640,025
New Valley Generation II, Pass-Through Certificates	5.572	05/01/20	376	385,763
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	407	415,485
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	699	716,273

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000%(s)	07/17/25	7,400	$ 7,589,440
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	07/17/25	26,664	26,965,367
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	04/09/26	3,000	3,158,620
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090	05/15/28	2,813	2,710,097
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000	10/05/34	7,000	6,868,951
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190	10/05/34	3,000	2,991,039
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490	12/20/29	169	172,463
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820	12/20/32	111	115,907
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.716(s)	07/15/20	1,964	1,892,244
Resolution Funding Corp. Strips Interest, Bonds	2.671(s)	04/15/22	8,005	7,354,772
Resolution Funding Corp. Strips Interest, Bonds	2.994(s)	04/15/27	13,558	10,631,403
Resolution Funding Corp. Strips Interest, Bonds	3.022(s)	01/15/30	483	342,385
Resolution Funding Corp. Strips Interest, Bonds	3.110(s)	01/15/27	22,505	17,901,932
Resolution Funding Corp. Strips Interest, Bonds	3.248(s)	10/15/27	8,520	6,576,988
Resolution Funding Corp. Strips Interest, Bonds	3.657(s)	04/15/30	18,250	12,835,741
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	5,675	5,632,710
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	1,038,713
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235	07/15/45	1,022	1,070,686
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	2,459	3,035,899
Tennessee Valley Authority Generic Strip, Bonds	1.901(s)	07/15/20	300	287,805
Tennessee Valley Authority Generic Strip, Bonds	2.351(s)	09/15/27	2,037	1,548,290
Tennessee Valley Authority Generic Strip, Bonds	2.716(s)	06/15/29	1,400	992,400
Tennessee Valley Authority Generic Strip, Bonds	3.287(s)	01/15/24	10,594	9,164,872
Tennessee Valley Authority Strips Principal, Bonds	2.846(s)	11/01/25	110	89,859
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.957(s)	09/15/24	1,999	1,697,056
Tennessee Valley Authority Strips Principal, Bonds	2.972(s)	05/01/30	15,733	10,762,696
Tennessee Valley Authority Strips Principal, Bonds	3.912(s)	06/15/35	1,300	732,494
U.S. Department of Housing & Urban Development, Gov’t. Gtd. Notes	5.450	08/01/19	928	928,000
Total U.S. Government Agency Obligations (cost $823,904,208)				809,937,768
U.S. Treasury Obligations 2.7%
U.S. Treasury Bonds(k)	2.750	08/15/47	40,000	37,995,312

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds(h)	2.750%	11/15/47	22,000	$ 20,879,375
U.S. Treasury Bonds(k)	2.875	08/15/45	8,905	8,704,638
U.S. Treasury Bonds(k)	3.000	02/15/48	35,830	35,736,226
U.S. Treasury Bonds(a)(h)	3.000	08/15/48	61,607	61,450,576
U.S. Treasury Bonds	3.125	05/15/48	9,740	9,954,204
U.S. Treasury Bonds(k)	3.625	08/15/43	20,000	22,221,875
U.S. Treasury Bonds	3.750	11/15/43	20,000	22,667,188
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	37,375	37,198,062
U.S. Treasury Notes(k)	1.625	08/31/22	30,000	29,170,313
U.S. Treasury Notes	1.750	05/15/23	22,750	22,105,713
U.S. Treasury Notes(k)	2.125	11/30/23	79,606	78,446,116
U.S. Treasury Notes(k)	2.125	05/15/25	52,975	51,783,062
U.S. Treasury Notes	2.250	11/15/24	18,100	17,868,094
U.S. Treasury Notes(k)	2.250	08/15/27	13,000	12,650,117
U.S. Treasury Notes	2.500	12/31/20	3,475	3,476,900
U.S. Treasury Notes	2.500	01/15/22	11,910	11,930,470
U.S. Treasury Notes	2.500	01/31/24	6,375	6,392,681
U.S. Treasury Notes(h)(k)	2.500	05/15/24	95,580	95,733,077
U.S. Treasury Notes(a)	2.625	12/31/23	96,575	97,374,762
U.S. Treasury Notes	2.625	01/31/26	14,860	14,959,260
U.S. Treasury Notes	2.875	11/15/21	1,055	1,067,157
U.S. Treasury Notes(h)(k)	3.125	11/15/28	117,270	122,189,842
U.S. Treasury Strips Coupon(k)	1.881(s)	05/15/31	13,800	9,765,426
U.S. Treasury Strips Coupon(k)	1.898(s)	08/15/29	13,800	10,322,202
U.S. Treasury Strips Coupon(k)	1.969(s)	02/15/32	40,000	27,634,126
U.S. Treasury Strips Coupon(k)	2.100(s)	11/15/35	27,600	16,996,346
U.S. Treasury Strips Coupon(k)	2.143(s)	11/15/28	17,440	13,344,781
U.S. Treasury Strips Coupon(k)	2.174(s)	05/15/29	42,370	31,902,480
U.S. Treasury Strips Coupon(h)(k)	2.264(s)	08/15/40	27,600	14,433,139
U.S. Treasury Strips Coupon(k)	2.618(s)	11/15/26	42,700	34,802,299
Total U.S. Treasury Obligations (cost $981,331,437)				981,155,819

Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,959,836)	146,034	1,308,362

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII 8.890%	22,000	$ 570,680
Capital Markets 0.0%
State Street Corp., Series G 5.350%	315,000	7,975,800
Total Preferred Stocks (cost $8,425,000)		8,546,480

Total Long-Term Investments (cost $36,224,628,404)		35,810,367,075

Short-Term Investments 7.0%
Affiliated Mutual Funds 6.8%
PGIM Core Short-Term Bond Fund(w)	50,896,345	467,737,407
PGIM Core Ultra Short Bond Fund(w)	274,649,407	274,649,407
PGIM Institutional Money Market Fund (cost $1,756,005,101; includes $1,752,335,201 of cash collateral for securities on loan)(b)(w)	1,756,059,991	1,756,411,203
Total Affiliated Mutual Funds (cost $2,502,839,087)		2,498,798,017

	Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper 0.2%
Ford Motor Credit Co. LLC 144A (cost $78,339,714)	3.201%(s)	04/09/19	78,800	78,323,549
Options Purchased*~ 0.0%
(cost $4,800,318)				22,852,654

Total Short-Term Investments (cost $2,585,979,119)				2,599,974,220
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.2% (cost $38,810,607,523)				38,410,341,295

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $31,368,721)	$ (13,051,702)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.2% (cost $38,779,238,802)	38,397,289,593
Liabilities in excess of other assets(z) (4.2)%	(1,542,616,730)

Net Assets 100.0%	$36,854,672,863

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $544,511,379 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,725,092,583; cash collateral of $1,752,335,201 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	02/13/19	(77,500)	$ (76,134,668)
Federal National Mortgage Assoc.	3.000%	TBA	03/13/19	(66,500)	(65,286,894)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $140,403,281)					$(141,421,562)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100,800	$ 440,125
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	151,600	704,324
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	89,496	748,257
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	231,722	1,864,591
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	451,251	4,000,166
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	457,600	4,200,791
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	90,553	892,438
Total OTC Traded (cost $1,226,139)							$12,850,692

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		163,100	$ 29,455
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		195,040	35,223
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		164,500	143,408
iTraxx.Fin.Senior.30.V1, 12/20/23	Call	Citibank, N.A.	02/20/19	1.00%	1.00%(Q)	iTraxx.Fin.Senior. 30.V1(Q)	EUR	1,200,000	9,793,876
Total OTC Swaptions (cost $3,574,179)									$10,001,962
Total Options Purchased (cost $4,800,318)									$22,852,654
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—		448,300	$ (803,065)
Hellenic Republic, 3.50%, 01/30/23^	Put	Deutsche Bank AG	11/22/19	97.00	—	EUR	50,000	(57,230)
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	68,000	(41,856)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—		36,280	(503,388)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$ 76.00	—		50,000	(5,805,954)
Total OTC Traded (premiums received $4,544,594)								$(7,211,493)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	02/20/19	$102.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		73,140	$ (49,707)
CDX.NA.HY.31.V1, 12/20/23	Put	Citibank, N.A.	02/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		241,835	(6,296)
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	02/20/19	$ 97.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		319,520	(2,624)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	03/20/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		179,980	(194,138)
CDX.NA.HY.31.V1, 12/20/23	Put	Barclays Bank PLC	03/20/19	$100.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		182,880	(243,602)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	03/20/19	$ 97.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		175,000	(134,571)
CDX.NA.HY.31.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	$ 96.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		100,000	(66,478)
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		330,000	(1,272,709)
CDX.NA.HY.31.V3, 12/20/23	Put	Citibank, N.A.	03/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		100,000	(72,022)
CDX.NA.HY.31.V3, 12/20/23^	Put	Goldman Sachs International	12/18/19	$ 80.00	5.00%(Q)	CDX.NA.HY. 31.V3(Q)		85,000	(307,664)
iTraxx.EUR.30.V1, 12/20/23	Put	Credit Suisse International	02/20/19	0.95%	1.00%(Q)	iTraxx.EUR. 30.V1(Q)	EUR	77,000	(9,622)
iTraxx.EUR.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.00%	1.00%(Q)	iTraxx.EUR. 30.V1(Q)	EUR	1,000,000	(722,443)
iTraxx.EUR.30.V1, 12/20/23^	Put	Citibank, N.A.	12/18/19	2.25%	1.00%(Q)	iTraxx.EUR. 30.V1(Q)	EUR	300,000	(419,684)
iTraxx.Fin.Senior.30.V1, 12/20/23	Put	Citibank, N.A.	02/20/19	1.00%	1.00%(Q)	iTraxx.Fin.Senior. 30.V1(Q)	EUR	1,200,000	(564,967)
iTraxx.XO.30.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	4.00%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	198,500	(526,763)
iTraxx.XO.30.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	4.00%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	200,000	(530,743)
iTraxx.XO.30.V2, 12/20/23^	Put	Citibank, N.A.	12/18/19	7.00%	5.00%(Q)	iTraxx.XO. 30.V2(Q)	EUR	80,000	(716,176)
Total OTC Swaptions (premiums received $26,824,127)									$ (5,840,209)
Total Options Written (premiums received $31,368,721)									$(13,051,702)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Futures contracts outstanding at January 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
126,962	5 Year U.S. Treasury Notes	Mar. 2019	$14,582,775,969	$220,915,092
68,854	10 Year U.S. Treasury Notes	Mar. 2019	8,432,463,312	146,759,215
8,979	10 Year U.S. Ultra Treasury Bonds	Mar. 2019	1,173,443,063	8,839,921
8,720	20 Year U.S. Treasury Bonds	Mar. 2019	1,279,115,000	53,524,676
20,237	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	3,260,686,625	137,381,995
				567,420,899
Short Positions:
31,082	2 Year U.S. Treasury Notes	Mar. 2019	6,599,582,781	(15,269,969)
13,399	10 Year Euro-Bund	Mar. 2019	2,540,790,378	(19,537,834)
				(34,807,803)
				$532,613,096
Forward foreign currency exchange contracts outstanding at January 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	BNP Paribas SA	AUD	37,302	$ 26,651,800	$ 27,144,182	$ 492,382	$ —
Expiring 04/18/19	Citibank, N.A.	AUD	38,324	27,292,200	27,887,650	595,450	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	29,103	20,953,000	21,177,758	224,758	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	15,371	11,020,000	11,185,563	165,563	—
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	13,817	9,934,000	10,054,217	120,217	—
Brazilian Real,
Expiring 02/04/19	Barclays Bank PLC	BRL	114,220	29,448,429	31,310,529	1,862,100	—
Expiring 02/04/19	Barclays Bank PLC	BRL	41,422	10,852,000	11,354,804	502,804	—
Expiring 02/04/19	Barclays Bank PLC	BRL	38,721	9,879,000	10,614,299	735,299	—
Expiring 02/04/19	Barclays Bank PLC	BRL	36,738	9,377,000	10,070,823	693,823	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/04/19	Citibank, N.A.	BRL	148,754	$ 38,723,008	$ 40,777,219	$ 2,054,211	$ —
Expiring 02/04/19	Citibank, N.A.	BRL	46,755	12,514,000	12,816,633	302,633	—
Expiring 02/04/19	Citibank, N.A.	BRL	36,552	9,520,000	10,019,806	499,806	—
Expiring 02/04/19	Goldman Sachs International	BRL	32,939	8,923,000	9,029,453	106,453	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	109,445	28,248,300	30,001,603	1,753,303	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	55,403	14,405,252	15,187,204	781,952	—
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	33,554	8,647,000	9,197,920	550,920	—
Expiring 02/04/19	UBS AG	BRL	37,003	10,032,000	10,143,434	111,434	—
Expiring 02/25/19	Citibank, N.A.	BRL	112,709	33,365,601	30,861,644	—	(2,503,957)
Expiring 03/06/19	JPMorgan Chase Bank, N.A.	BRL	288,518	76,531,017	78,953,175	2,422,158	—
Canadian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	33,831	25,561,200	25,793,836	232,636	—
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	23,261	17,538,000	17,735,538	197,538	—
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	6,359,303	9,365,000	9,697,620	332,620	—
Expiring 03/20/19	Citibank, N.A.	CLP	6,327,683	9,488,000	9,649,400	161,400	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	16,585,583	24,919,367	25,292,185	372,818	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	9,250,401	$ 13,827,000	$ 14,106,399	$ 279,399	$ —
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	8,799,532	13,457,000	13,418,847	—	(38,153)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	6,191,569	9,226,000	9,441,833	215,833	—
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	132,383	19,687,000	19,740,487	53,487	—
Colombian Peso,
Expiring 02/20/19	BNP Paribas SA	COP	152,935,479	48,082,636	49,216,166	1,133,530	—
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	281,615	12,485,024	12,542,576	57,552	—
Expiring 04/17/19	UBS AG	CZK	2,050,713	91,682,693	91,334,791	—	(347,902)
Expiring 04/17/19	UBS AG	CZK	2,050,713	91,780,146	91,334,791	—	(445,355)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	6,575	7,788,745	7,540,547	—	(248,198)
Expiring 04/17/19	Citibank, N.A.	EUR	51,016	58,221,100	58,778,081	556,981	—
Expiring 04/17/19	Citibank, N.A.	EUR	9,063	10,389,000	10,441,992	52,992	—
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	12,882	14,815,000	14,842,424	27,424	—
Indian Rupee,
Expiring 03/20/19	Barclays Bank PLC	INR	1,279,175	18,101,700	17,890,983	—	(210,717)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	2,131,418	$ 29,772,149	$ 29,810,753	$ 38,604	$ —
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	7,225,585	102,222,324	101,059,546	—	(1,162,778)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	7,225,585	102,099,547	101,059,546	—	(1,040,001)
Indonesian Rupiah,
Expiring 03/20/19	Citibank, N.A.	IDR	135,078,705	9,423,000	9,613,957	190,957	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	359,561,915	24,294,724	25,591,100	1,296,376	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	303,864,153	20,824,023	21,626,923	802,900	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	281,637,380	19,870,000	20,044,977	174,977	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	257,035,621	17,641,429	18,293,996	652,567	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	234,518,130	16,527,000	16,691,359	164,359	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	198,805,904	14,036,000	14,149,613	113,613	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	IDR	247,045,960	17,416,000	17,583,002	167,002	—
Expiring 03/20/19	UBS AG	IDR	227,566,222	16,001,000	16,196,571	195,571	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 04/25/19	Bank of America, N.A.	ILS	32,372	$ 8,869,000	$ 8,955,842	$ 86,842	$ —
Expiring 04/25/19	Citibank, N.A.	ILS	37,279	10,207,000	10,313,410	106,410	—
Expiring 04/25/19	UBS AG	ILS	38,518	10,669,000	10,656,287	—	(12,713)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	5,601,491	51,334,726	51,751,848	417,122	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	2,107,901	19,414,000	19,474,777	60,777	—
Expiring 04/17/19	The Toronto-Dominion Bank	JPY	5,601,491	51,589,039	51,751,848	162,809	—
Mexican Peso,
Expiring 03/20/19	Citibank, N.A.	MXN	435,722	22,815,044	22,624,920	—	(190,124)
Expiring 03/20/19	Citibank, N.A.	MXN	97,508	4,953,550	5,063,127	109,577	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	389,971	19,668,704	20,249,328	580,624	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	179,831	8,934,000	9,337,752	403,752	—
Expiring 03/20/19	UBS AG	MXN	430,751	22,033,000	22,366,798	333,798	—
Expiring 03/20/19	UBS AG	MXN	215,183	10,436,000	11,173,409	737,409	—
New Taiwanese Dollar,
Expiring 03/20/19	Barclays Bank PLC	TWD	828,807	27,041,000	27,061,518	20,518	—
Expiring 03/20/19	HSBC Bank USA, N.A.	TWD	622,278	20,215,000	20,318,124	103,124	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	2,284,157	74,528,733	74,580,416	51,683	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	848,350	$ 27,509,000	$ 27,699,633	$ 190,633	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	TWD	572,238	18,664,000	18,684,256	20,256	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	1,225,456	40,067,217	40,012,583	—	(54,634)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	895,969	29,114,000	29,254,441	140,441	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	859,461	27,910,000	28,062,403	152,403	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	781,339	25,428,000	25,511,638	83,638	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	766,712	24,939,000	25,034,059	95,059	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	758,370	24,612,000	24,761,663	149,663	—
Norwegian Krone,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	NOK	352,956	41,465,754	41,989,941	524,187	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/17/19	UBS AG	NOK	106,840	$ 12,487,000	$ 12,710,324	$ 223,324	$ —
Expiring 04/17/19	UBS AG	NOK	82,184	9,692,000	9,777,082	85,082	—
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	36,419	10,743,000	10,928,038	185,038	—
Expiring 03/20/19	Barclays Bank PLC	PEN	33,981	10,121,000	10,196,623	75,623	—
Expiring 03/20/19	BNP Paribas SA	PEN	142,431	41,953,098	42,738,644	785,546	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	25,710	7,678,000	7,714,634	36,634	—
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	2,040,637	38,416,325	39,022,883	606,558	—
Expiring 03/20/19	Barclays Bank PLC	PHP	1,598,349	29,983,000	30,565,055	582,055	—
Expiring 03/20/19	Barclays Bank PLC	PHP	1,009,690	18,884,000	19,308,190	424,190	—
Expiring 03/20/19	Barclays Bank PLC	PHP	862,591	16,400,000	16,495,233	95,233	—
Expiring 03/20/19	Barclays Bank PLC	PHP	756,599	14,354,000	14,468,370	114,370	—
Expiring 03/20/19	Barclays Bank PLC	PHP	701,693	13,237,000	13,418,409	181,409	—
Expiring 03/20/19	Citibank, N.A.	PHP	1,534,410	28,839,585	29,342,364	502,779	—
Expiring 03/20/19	Citibank, N.A.	PHP	538,957	10,223,000	10,306,410	83,410	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,719,036	32,519,000	32,872,938	353,938	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,551,845	29,341,000	29,675,778	334,778	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,493,677	27,961,000	28,563,421	602,421	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,050,736	19,957,000	20,093,115	136,115	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,029,446	$ 19,316,000	$ 19,685,992	$ 369,992	$ —
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	797,710	15,083,000	15,254,519	171,519	—
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	2,535,527	37,701,609	38,544,140	842,531	—
Expiring 03/20/19	Barclays Bank PLC	RUB	2,084,859	30,770,561	31,693,251	922,690	—
Expiring 03/20/19	Barclays Bank PLC	RUB	1,988,515	29,903,240	30,228,656	325,416	—
Expiring 03/20/19	Barclays Bank PLC	RUB	1,988,432	29,708,376	30,227,401	519,025	—
Expiring 03/20/19	Barclays Bank PLC	RUB	1,971,932	29,773,327	29,976,574	203,247	—
Expiring 03/20/19	Barclays Bank PLC	RUB	932,820	14,005,000	14,180,378	175,378	—
Expiring 03/20/19	Barclays Bank PLC	RUB	913,607	13,497,000	13,888,305	391,305	—
Expiring 03/20/19	Barclays Bank PLC	RUB	886,627	13,235,000	13,478,175	243,175	—
Expiring 03/20/19	Barclays Bank PLC	RUB	862,960	12,982,000	13,118,399	136,399	—
Expiring 03/20/19	Barclays Bank PLC	RUB	801,810	11,869,000	12,188,820	319,820	—
Expiring 03/20/19	Barclays Bank PLC	RUB	785,154	11,828,000	11,935,625	107,625	—
Expiring 03/20/19	Barclays Bank PLC	RUB	684,867	9,862,000	10,411,086	549,086	—
Expiring 03/20/19	Barclays Bank PLC	RUB	642,266	9,760,000	9,763,481	3,481	—
Expiring 03/20/19	Barclays Bank PLC	RUB	618,944	9,283,000	9,408,956	125,956	—
Expiring 03/20/19	Barclays Bank PLC	RUB	600,041	8,645,000	9,121,596	476,596	—
Expiring 03/20/19	Barclays Bank PLC	RUB	543,795	8,044,000	8,266,561	222,561	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	RUB	2,028,439	29,696,784	30,835,568	1,138,784	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 02/08/19	Deutsche Bank AG	SGD	24,730	$ 17,967,000	$ 18,373,015	$ 406,015	$ —
Expiring 02/08/19	Deutsche Bank AG	SGD	18,698	13,666,000	13,891,931	225,931	—
Expiring 02/08/19	Deutsche Bank AG	SGD	15,639	11,448,000	11,619,392	171,392	—
Expiring 02/08/19	Deutsche Bank AG	SGD	12,929	9,446,000	9,605,912	159,912	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	25,242	18,679,000	18,753,858	74,858	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	24,685	18,257,000	18,339,661	82,661	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	21,625	15,843,000	16,066,267	223,267	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	18,057	13,431,000	13,415,664	—	(15,336)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	16,835	12,247,000	12,507,523	260,523	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	13,483	9,831,000	10,017,136	186,136	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	13,260	9,803,000	9,851,696	48,696	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	12,423	9,066,000	9,229,683	163,683	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	11,171	8,138,000	8,299,409	161,409	—
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	14,917	10,929,000	11,082,643	153,643	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	181,217	$ 12,477,000	$ 13,609,014	$ 1,132,014	$ —
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	351,627	24,540,357	26,406,336	1,865,979	—
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	957,189	107,459,666	106,433,187	—	(1,026,479)
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	88,494	9,894,000	9,839,954	—	(54,046)
Expiring 04/17/19	UBS AG	SEK	131,922	14,626,000	14,668,832	42,832	—
Swiss Franc,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	26,948	27,448,000	27,299,162	—	(148,838)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CHF	13,351	13,569,000	13,525,451	—	(43,549)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	20,456	20,671,000	20,722,750	51,750	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	6,672,678	203,138,038	213,614,358	10,476,320	—
Expiring 02/08/19	Citibank, N.A.	THB	936,378	29,591,000	29,976,524	385,524	—
Expiring 02/08/19	Citibank, N.A.	THB	783,459	24,707,000	25,081,096	374,096	—
Expiring 02/08/19	Citibank, N.A.	THB	674,213	20,514,000	21,583,778	1,069,778	—
Expiring 02/08/19	Citibank, N.A.	THB	668,426	21,084,000	21,398,514	314,514	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/08/19	Citibank, N.A.	THB	651,978	$ 19,789,000	$ 20,871,967	$ 1,082,967	$ —
Expiring 02/08/19	Citibank, N.A.	THB	493,036	15,417,000	15,783,692	366,692	—
Expiring 02/08/19	Citibank, N.A.	THB	454,663	13,937,000	14,555,243	618,243	—
Expiring 02/08/19	Citibank, N.A.	THB	422,686	13,282,000	13,531,580	249,580	—
Expiring 02/08/19	Citibank, N.A.	THB	386,100	11,823,000	12,360,335	537,335	—
Expiring 02/08/19	Citibank, N.A.	THB	385,717	11,830,000	12,348,073	518,073	—
Expiring 02/08/19	Citibank, N.A.	THB	378,645	11,763,000	12,121,674	358,674	—
Expiring 02/08/19	Citibank, N.A.	THB	367,825	11,386,000	11,775,278	389,278	—
Expiring 02/08/19	Citibank, N.A.	THB	334,867	10,538,000	10,720,196	182,196	—
Expiring 02/08/19	Citibank, N.A.	THB	325,242	10,196,000	10,412,072	216,072	—
Expiring 02/08/19	Citibank, N.A.	THB	289,275	8,782,000	9,260,633	478,633	—
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	1,156,347	35,190,110	37,018,468	1,828,358	—
Expiring 05/10/19	Citibank, N.A.	THB	3,694,248	117,404,424	118,577,723	1,173,299	—
Expiring 05/10/19	Citibank, N.A.	THB	846,049	27,130,000	27,156,428	26,428	—
Expiring 05/10/19	Citibank, N.A.	THB	252,362	8,026,000	8,100,284	74,284	—
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	1,372,879	43,698,607	44,066,586	367,979	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	751,605	24,025,000	24,124,979	99,979	—
Expiring 05/10/19	UBS AG	THB	559,964	17,792,001	17,973,691	181,690	—
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	107,735	19,692,085	20,457,383	765,298	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/08/19	BNP Paribas SA	TRY	106,653	$ 19,848,885	$ 20,251,807	$ 402,922	$ —
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	648,763	115,182,146	123,190,730	8,008,584	—
				$3,898,229,405	$3,965,274,338	74,587,713	(7,542,780)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	Citibank, N.A.	AUD	34,523	$ 24,756,980	$ 25,121,883	$ —	$ (364,903)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	147,500	106,211,552	107,333,265	—	(1,121,713)
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	14,749	10,540,000	10,732,364	—	(192,364)
Brazilian Real,
Expiring 02/04/19	Citibank, N.A.	BRL	34,600	9,261,000	9,484,761	—	(223,761)
Expiring 02/04/19	Goldman Sachs International	BRL	369,525	94,546,401	101,295,857	—	(6,749,456)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	288,518	76,672,364	79,089,850	—	(2,417,486)
Expiring 02/04/19	JPMorgan Chase Bank, N.A.	BRL	38,863	10,219,000	10,653,257	—	(434,257)
Expiring 02/25/19	Citibank, N.A.	BRL	30,603	7,787,822	8,379,622	—	(591,800)
Expiring 03/06/19	Barclays Bank PLC	BRL	36,015	9,538,000	9,855,663	—	(317,663)
British Pound,
Expiring 04/17/19	Citibank, N.A.	GBP	17,211	22,312,000	22,663,286	—	(351,286)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	50,890	$ 66,034,789	$ 67,010,717	$ —	$ (975,928)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	16,642	21,980,000	21,913,676	66,324	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	GBP	12,218	16,001,000	16,088,865	—	(87,865)
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	20,238	26,720,000	26,649,492	70,508	—
Expiring 04/17/19	The Toronto-Dominion Bank	GBP	11,348	14,889,000	14,943,338	—	(54,338)
Expiring 04/17/19	UBS AG	GBP	12,104	15,974,000	15,938,380	35,620	—
Canadian Dollar,
Expiring 04/18/19	Goldman Sachs International	CAD	76,571	57,914,079	58,381,067	—	(466,988)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	15,938	11,974,000	12,151,713	—	(177,713)
Chilean Peso,
Expiring 03/20/19	Citibank, N.A.	CLP	48,217,723	71,128,077	73,529,617	—	(2,401,540)
Expiring 03/20/19	Citibank, N.A.	CLP	16,562,108	24,339,648	25,256,387	—	(916,739)
Expiring 03/20/19	Citibank, N.A.	CLP	12,277,588	18,106,668	18,722,708	—	(616,040)
Expiring 03/20/19	Goldman Sachs International	CLP	16,690,758	24,296,904	25,452,572	—	(1,155,668)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	CLP	16,639,909	24,756,980	25,375,029	—	(618,049)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	CLP	21,477,131	$ 30,815,000	$ 32,751,550	$ —	$ (1,936,550)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	11,011,856	16,007,000	16,792,529	—	(785,529)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	9,835,092	14,316,000	14,998,024	—	(682,024)
Expiring 03/20/19	The Toronto-Dominion Bank	CLP	8,514,603	12,325,000	12,984,344	—	(659,344)
Chinese Renminbi,
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	261,646	38,488,000	39,015,574	—	(527,574)
Expiring 04/25/19	HSBC Bank USA, N.A.	CNH	94,342	13,875,000	14,067,891	—	(192,891)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	1,090,107	160,218,005	162,552,401	—	(2,334,396)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CNH	193,157	28,590,000	28,802,778	—	(212,778)
Colombian Peso,
Expiring 02/20/19	Barclays Bank PLC	COP	27,082,710	8,475,000	8,715,487	—	(240,487)
Expiring 02/20/19	BNP Paribas SA	COP	62,742,325	19,848,885	20,191,108	—	(342,223)
Expiring 02/20/19	BNP Paribas SA	COP	44,362,388	14,125,000	14,276,260	—	(151,260)
Expiring 02/20/19	Citibank, N.A.	COP	95,371,107	28,904,277	30,691,376	—	(1,787,099)
Expiring 02/20/19	Citibank, N.A.	COP	84,276,407	25,818,000	27,120,990	—	(1,302,990)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 02/20/19	Morgan Stanley & Co. International PLC	COP	31,203,098	$ 9,598,000	$ 10,041,469	$ —	$ (443,469)
Expiring 02/20/19	The Toronto-Dominion Bank	COP	32,237,562	10,185,000	10,374,370	—	(189,370)
Czech Koruna,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CZK	216,661	9,642,000	9,649,644	—	(7,644)
Expiring 04/17/19	UBS AG	CZK	520,180	23,088,000	23,167,796	—	(79,796)
Expiring 04/17/19	UBS AG	CZK	398,069	17,701,000	17,729,224	—	(28,224)
Expiring 04/17/19	UBS AG	CZK	393,935	17,514,000	17,545,093	—	(31,093)
Expiring 04/17/19	UBS AG	CZK	329,582	14,575,000	14,678,960	—	(103,960)
Expiring 04/17/19	UBS AG	CZK	276,201	12,252,000	12,301,439	—	(49,439)
Euro,
Expiring 02/25/19	Citibank, N.A.	EUR	26,300	33,365,443	30,162,188	3,203,255	—
Expiring 04/17/19	BNP Paribas SA	EUR	7,567	8,683,000	8,718,907	—	(35,907)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	53,069	60,421,795	61,143,683	—	(721,888)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	26,377	30,185,572	30,390,730	—	(205,158)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	EUR	21,809	24,811,106	25,127,399	—	(316,293)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	14,613	16,836,000	16,836,662	—	(662)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	8,850	10,160,000	10,196,105	—	(36,105)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	11,987	$ 13,710,000	$ 13,811,122	$ —	$ (101,122)
Expiring 04/17/19	The Toronto-Dominion Bank	EUR	10,228	11,709,000	11,783,772	—	(74,772)
Expiring 04/17/19	UBS AG	EUR	678,286	774,681,751	781,489,579	—	(6,807,828)
Expiring 04/17/19	UBS AG	EUR	678,286	774,681,750	781,489,578	—	(6,807,828)
Expiring 04/17/19	UBS AG	EUR	678,286	774,681,750	781,489,578	—	(6,807,828)
Expiring 04/17/19	UBS AG	EUR	678,286	774,681,750	781,489,577	—	(6,807,827)
Hungarian Forint,
Expiring 04/17/19	Deutsche Bank AG	HUF	3,243,864	11,549,000	11,818,821	—	(269,821)
Expiring 04/17/19	Deutsche Bank AG	HUF	2,634,065	9,394,000	9,597,056	—	(203,056)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	HUF	21,343,791	76,450,350	77,764,800	—	(1,314,450)
Expiring 04/17/19	The Toronto-Dominion Bank	HUF	21,343,791	76,110,941	77,764,801	—	(1,653,860)
Expiring 04/17/19	UBS AG	HUF	3,887,165	13,956,000	14,162,647	—	(206,647)
Indian Rupee,
Expiring 03/20/19	Bank of America, N.A.	INR	569,969	8,030,000	7,971,790	58,210	—
Expiring 03/20/19	Citibank, N.A.	INR	1,117,981	15,744,000	15,636,477	107,523	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	1,178,627	16,404,000	16,484,693	—	(80,693)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	INR	833,024	11,667,000	11,650,961	16,039	—
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	714,699	9,970,000	9,996,035	—	(26,035)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/20/19	Morgan Stanley & Co. International PLC	INR	574,288	$ 8,041,000	$ 8,032,195	$ 8,805	$ —
Indonesian Rupiah,
Expiring 03/20/19	Barclays Bank PLC	IDR	355,188,865	24,294,724	25,279,857	—	(985,133)
Expiring 03/20/19	Citibank, N.A.	IDR	161,555,695	10,927,000	11,498,403	—	(571,403)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	615,074,168	43,093,545	43,776,674	—	(683,129)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	410,250,061	28,248,300	29,198,728	—	(950,428)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	242,547,345	17,331,000	17,262,822	68,178	—
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	158,068,856	10,676,000	11,250,235	—	(574,235)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	IDR	120,403,634	8,203,000	8,569,488	—	(366,488)
Expiring 03/20/19	UBS AG	IDR	282,117,654	19,137,000	20,079,160	—	(942,160)
Expiring 03/20/19	UBS AG	IDR	155,582,838	10,572,000	11,073,297	—	(501,297)
Israeli Shekel,
Expiring 04/25/19	Citibank, N.A.	ILS	212,112	57,964,256	58,681,761	—	(717,505)
Japanese Yen,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	JPY	1,138,862	10,539,000	10,521,875	17,125	—
Mexican Peso,
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	653,102	31,573,698	33,912,424	—	(2,338,726)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	MXN	488,858	$ 25,391,800	$ 25,384,040	$ 7,760	$ —
New Taiwanese Dollar,
Expiring 03/20/19	Morgan Stanley & Co. International PLC	TWD	681,934	22,190,000	22,265,958	—	(75,958)
New Zealand Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	NZD	149,613	102,262,012	103,572,588	—	(1,310,576)
Peruvian Nuevo Sol,
Expiring 03/20/19	Barclays Bank PLC	PEN	36,888	10,904,000	11,068,908	—	(164,908)
Expiring 03/20/19	Citibank, N.A.	PEN	37,758	11,266,000	11,329,895	—	(63,895)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PEN	60,550	18,007,000	18,169,103	—	(162,103)
Philippine Peso,
Expiring 03/20/19	Barclays Bank PLC	PHP	1,579,475	29,773,327	30,204,135	—	(430,808)
Expiring 03/20/19	Barclays Bank PLC	PHP	1,505,215	28,720,000	28,784,072	—	(64,072)
Expiring 03/20/19	Barclays Bank PLC	PHP	1,449,240	27,734,000	27,713,668	20,332	—
Expiring 03/20/19	Barclays Bank PLC	PHP	1,246,286	23,825,000	23,832,592	—	(7,592)
Expiring 03/20/19	Barclays Bank PLC	PHP	862,208	16,423,000	16,487,903	—	(64,903)
Expiring 03/20/19	Barclays Bank PLC	PHP	759,000	14,375,000	14,514,277	—	(139,277)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,127,185	21,100,429	21,555,039	—	(454,610)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	PHP	1,035,557	19,755,000	19,802,850	—	(47,850)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/17/19	Deutsche Bank AG	PLN	45,291	$ 12,029,000	$ 12,194,287	$ —	$ (165,287)
Expiring 04/17/19	Deutsche Bank AG	PLN	34,735	9,266,000	9,352,157	—	(86,157)
Expiring 04/17/19	Goldman Sachs International	PLN	465,734	123,984,125	125,396,298	—	(1,412,173)
Expiring 04/17/19	UBS AG	PLN	38,399	10,204,000	10,338,768	—	(134,768)
Russian Ruble,
Expiring 03/20/19	Barclays Bank PLC	RUB	563,386	8,402,000	8,564,384	—	(162,384)
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	54,749	39,861,119	40,676,246	—	(815,127)
Expiring 02/08/19	Deutsche Bank AG	SGD	15,379	11,349,000	11,425,688	—	(76,688)
Expiring 02/08/19	Goldman Sachs International	SGD	14,067	10,411,000	10,451,153	—	(40,153)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	39,362	28,954,000	29,244,365	—	(290,365)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	14,963	10,968,000	11,116,593	—	(148,593)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	21,906	16,013,000	16,275,234	—	(262,234)
Expiring 02/08/19	Morgan Stanley & Co. International PLC	SGD	16,753	12,224,000	12,446,952	—	(222,952)
Expiring 02/08/19	UBS AG	SGD	15,853	11,525,000	11,777,922	—	(252,922)
South African Rand,
Expiring 03/08/19	Bank of America, N.A.	ZAR	156,990	10,774,000	11,789,614	—	(1,015,614)
Expiring 03/08/19	Citibank, N.A.	ZAR	2,173,437	158,150,947	163,220,070	—	(5,069,123)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/08/19	Citibank, N.A.	ZAR	187,729	$ 13,600,000	$ 14,097,996	$ —	$ (497,996)
Expiring 03/08/19	Citibank, N.A.	ZAR	109,510	7,957,000	8,223,953	—	(266,953)
Expiring 03/08/19	Deutsche Bank AG	ZAR	153,429	10,976,000	11,522,146	—	(546,146)
Expiring 03/08/19	Goldman Sachs International	ZAR	120,359	8,462,000	9,038,671	—	(576,671)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	ZAR	340,080	24,294,724	25,539,218	—	(1,244,494)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	152,473	11,076,000	11,450,381	—	(374,381)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	146,559	10,570,000	11,006,244	—	(436,244)
Expiring 03/08/19	Morgan Stanley & Co. International PLC	ZAR	140,700	9,826,000	10,566,247	—	(740,247)
South Korean Won,
Expiring 03/20/19	Barclays Bank PLC	KRW	11,185,197	9,985,000	10,067,237	—	(82,237)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	118,157,979	105,916,186	106,348,089	—	(431,903)
Expiring 03/20/19	JPMorgan Chase Bank, N.A.	KRW	23,079,388	20,564,000	20,772,604	—	(208,604)
Expiring 03/20/19	Morgan Stanley & Co. International PLC	KRW	11,545,154	10,226,000	10,391,216	—	(165,216)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	SEK	89,487	$ 10,074,000	$ 9,950,365	$ 123,635	$ —
Expiring 04/17/19	The Toronto-Dominion Bank	SEK	111,614	12,422,000	12,410,755	11,245	—
Swiss Franc,
Expiring 04/17/19	Goldman Sachs International	CHF	300,290	303,603,930	304,205,913	—	(601,983)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	27,006	27,346,000	27,358,584	—	(12,584)
Expiring 04/17/19	The Toronto-Dominion Bank	CHF	9,596	9,682,000	9,721,079	—	(39,079)
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	3,694,248	117,091,842	118,265,005	—	(1,173,163)
Expiring 02/08/19	Citibank, N.A.	THB	1,419,456	43,368,000	45,441,461	—	(2,073,461)
Expiring 02/08/19	Citibank, N.A.	THB	1,236,776	37,616,000	39,593,279	—	(1,977,279)
Expiring 02/08/19	Citibank, N.A.	THB	1,140,242	34,905,000	36,502,881	—	(1,597,881)
Expiring 02/08/19	Citibank, N.A.	THB	1,052,242	31,919,000	33,685,716	—	(1,766,716)
Expiring 02/08/19	Citibank, N.A.	THB	1,027,722	31,179,000	32,900,765	—	(1,721,765)
Expiring 02/08/19	Citibank, N.A.	THB	977,743	29,894,000	31,300,768	—	(1,406,768)
Expiring 02/08/19	Citibank, N.A.	THB	911,476	27,794,000	29,179,356	—	(1,385,356)
Expiring 02/08/19	Citibank, N.A.	THB	848,058	25,857,000	27,149,120	—	(1,292,120)
Expiring 02/08/19	Citibank, N.A.	THB	327,813	9,984,000	10,494,386	—	(510,386)
Expiring 02/08/19	HSBC Bank USA, N.A.	THB	1,372,879	43,597,304	43,950,371	—	(353,067)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/08/19	Barclays Bank PLC	TRY	56,153	$ 9,873,645	$ 10,662,618	$ —	$ (788,973)
Expiring 03/08/19	Deutsche Bank AG	TRY	58,587	10,449,000	11,124,796	—	(675,796)
Expiring 03/08/19	Deutsche Bank AG	TRY	44,993	7,975,000	8,543,565	—	(568,565)
Expiring 03/08/19	JPMorgan Chase Bank, N.A.	TRY	92,778	16,479,870	17,617,262	—	(1,137,392)
Expiring 03/08/19	UBS AG	TRY	63,031	11,364,000	11,968,649	—	(604,649)
				$7,072,574,422	$7,180,591,011	3,814,559	(111,831,148)
						$78,402,272	$(119,373,928)
Cross currency exchange contracts outstanding at January 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	HUF	1,403,122	EUR	4,405	$ 36,966	$ —	Citibank, N.A.
04/17/19	Buy	HUF	3,224,463	EUR	10,124	83,760	—	Citibank, N.A.
04/17/19	Buy	CHF	21,658	EUR	19,225	—	(209,785)	Citibank, N.A.
04/17/19	Buy	HUF	6,446,813	EUR	20,242	166,820	—	Citibank, N.A.
04/17/19	Buy	EUR	5,346	GBP	4,700	—	(28,958)	JPMorgan Chase Bank, N.A.
04/17/19	Buy	CZK	679,612	EUR	26,377	—	(122,109)	JPMorgan Chase Bank, N.A.
						$287,546	$(360,852)
Credit default swap agreements outstanding at January 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*:
Federation of Malaysia (D01)	12/20/21	1.000%(Q)	4,000	$ (51,337)	$ 6,333	$ (57,670)	Deutsche Bank AG
Federation of Russia (D01)	12/20/21	1.000%(Q)	11,000	(23,919)	17,417	(41,336)	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*(cont’d.):
People’s Republic of China (D01)	12/20/21	1.000%(Q)	9,000	$(165,790)	$ 14,250	$(180,040)	Deutsche Bank AG
Republic of Argentina (D01)	12/20/21	1.000%(Q)	3,000	405,248	4,667	400,581	Deutsche Bank AG
Republic of Brazil (D01)	12/20/21	1.000%(Q)	15,000	20,829	23,750	(2,921)	Deutsche Bank AG
Republic of Chile (D01)	12/20/21	1.000%(Q)	3,000	(66,489)	4,750	(71,239)	Deutsche Bank AG
Republic of Colombia (D01)	12/20/21	1.000%(Q)	3,000	(20,942)	4,750	(25,692)	Deutsche Bank AG
Republic of Indonesia (D01)	12/20/21	1.000%(Q)	4,000	(19,200)	6,333	(25,533)	Deutsche Bank AG
Republic of Mexico (D01)	12/20/21	1.000%(Q)	11,000	(39,085)	17,417	(56,502)	Deutsche Bank AG
Republic of Panama (D01)	12/20/21	1.000%(Q)	3,000	(57,989)	4,750	(62,739)	Deutsche Bank AG
Republic of Peru (D01)	12/20/21	1.000%(Q)	3,000	(53,548)	4,750	(58,298)	Deutsche Bank AG
Republic of Philippines (D01)	12/20/21	1.000%(Q)	3,000	(42,297)	4,750	(47,047)	Deutsche Bank AG
Republic of South Africa (D01)	12/20/21	1.000%(Q)	10,000	56,046	15,833	40,213	Deutsche Bank AG
Republic of Turkey (D01)	12/20/21	1.000%(Q)	15,000	562,948	23,750	539,198	Deutsche Bank AG
				$ 504,475	$153,500	$ 350,975

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	7,500	0.918%	$ 34,246	$ (4,167)	$ 38,413	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	27,500	0.623%	462,044	(15,278)	477,322	Barclays Bank PLC
Republic of Argentina (D02)	06/20/23	1.000%(Q)	7,500	6.503%	(1,444,247)	(4,167)	(1,440,080)	Barclays Bank PLC
Republic of Brazil (D02)	06/20/23	1.000%(Q)	37,500	1.502%	(718,767)	(20,833)	(697,934)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D02)	06/20/23	1.000%(Q)	7,500	0.415%	$ 191,410	$ (4,167)	$ 195,577	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	10,000	1.121%	(37,531)	(5,556)	(31,975)	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	10,000	1.280%	(102,438)	(5,556)	(96,882)	Barclays Bank PLC
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	7,500	7.574%	(1,643,254)	(4,167)	(1,639,087)	Barclays Bank PLC
Republic of Mexico (D02)	06/20/23	1.000%(Q)	32,500	1.234%	(271,176)	(18,056)	(253,120)	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	7,500	0.590%	136,402	(4,167)	140,569	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	7,500	0.665%	112,977	(4,167)	117,144	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	7,500	0.824%	63,372	(4,167)	67,539	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	22,500	1.634%	(549,909)	(12,500)	(537,409)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	35,000	2.889%	(2,541,968)	(19,444)	(2,522,524)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	22,500	1.221%	(175,963)	(12,500)	(163,463)	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	5,250	0.918%	23,972	(3,938)	27,910	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	19,250	0.623%	323,431	(14,438)	337,869	Barclays Bank PLC
Republic of Argentina (D03)	06/20/23	1.000%(Q)	5,250	6.503%	(1,010,973)	(3,938)	(1,007,035)	Barclays Bank PLC
Republic of Brazil (D03)	06/20/23	1.000%(Q)	26,250	1.502%	(503,137)	(19,688)	(483,449)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D03)	06/20/23	1.000%(Q)	5,250	0.415%	$ 133,987	$ (3,938)	$ 137,925	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	7,000	1.121%	(26,271)	(5,250)	(21,021)	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	7,000	1.280%	(71,706)	(5,250)	(66,456)	Barclays Bank PLC
Republic of Lebanon (D03)	06/20/23	1.000%(Q)	5,250	7.574%	(1,150,278)	(3,938)	(1,146,340)	Barclays Bank PLC
Republic of Mexico (D03)	06/20/23	1.000%(Q)	22,750	1.234%	(189,823)	(17,063)	(172,760)	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	5,250	0.590%	95,482	(3,938)	99,420	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	5,250	0.665%	79,084	(3,938)	83,022	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	5,250	0.824%	44,360	(3,938)	48,298	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	15,750	1.634%	(384,937)	(11,813)	(373,124)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	24,500	2.889%	(1,779,377)	(18,375)	(1,761,002)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	15,750	1.221%	(123,174)	(11,813)	(111,361)	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	4,500	0.918%	20,548	(2,625)	23,173	Barclays Bank PLC
People’s Republic of China (D04)	06/20/23	1.000%(Q)	16,500	0.623%	277,226	(9,625)	286,851	Barclays Bank PLC
Republic of Argentina (D04)	06/20/23	1.000%(Q)	4,500	6.503%	(866,548)	(2,625)	(863,923)	Barclays Bank PLC
Republic of Brazil (D04)	06/20/23	1.000%(Q)	22,500	1.502%	(431,260)	(13,125)	(418,135)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D04)	06/20/23	1.000%(Q)	4,500	0.415%	$ 114,846	$ (2,625)	$ 117,471	Barclays Bank PLC
Republic of Colombia (D04)	06/20/23	1.000%(Q)	6,000	1.121%	(22,518)	(3,500)	(19,018)	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	6,000	1.280%	(61,463)	(3,500)	(57,963)	Barclays Bank PLC
Republic of Lebanon (D04)	06/20/23	1.000%(Q)	4,500	7.574%	(985,953)	(2,625)	(983,328)	Barclays Bank PLC
Republic of Mexico (D04)	06/20/23	1.000%(Q)	19,500	1.234%	(162,705)	(11,375)	(151,330)	Barclays Bank PLC
Republic of Panama (D04)	06/20/23	1.000%(Q)	4,500	0.590%	81,841	(2,625)	84,466	Barclays Bank PLC
Republic of Peru (D04)	06/20/23	1.000%(Q)	4,500	0.665%	67,786	(2,625)	70,411	Barclays Bank PLC
Republic of Philippines (D04)	06/20/23	1.000%(Q)	4,500	0.824%	38,023	(2,625)	40,648	Barclays Bank PLC
Republic of South Africa (D04)	06/20/23	1.000%(Q)	13,500	1.634%	(329,946)	(7,875)	(322,071)	Barclays Bank PLC
Republic of Turkey (D04)	06/20/23	1.000%(Q)	21,000	2.889%	(1,525,181)	(12,250)	(1,512,931)	Barclays Bank PLC
Russian Federation (D04)	06/20/23	1.000%(Q)	13,500	1.221%	(105,578)	(7,875)	(97,703)	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	2,250	0.918%	10,274	(2,563)	12,837	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	8,250	0.623%	138,613	(9,396)	148,009	Barclays Bank PLC
Republic of Argentina (D05)	06/20/23	1.000%(Q)	2,250	6.503%	(433,274)	(2,563)	(430,711)	Barclays Bank PLC
Republic of Brazil (D05)	06/20/23	1.000%(Q)	11,250	1.502%	(215,630)	(12,813)	(202,817)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D05)	06/20/23	1.000%(Q)	2,250	0.415%	$ 57,423	$ (2,563)	$ 59,986	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	3,000	1.121%	(11,259)	(3,417)	(7,842)	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	3,000	1.280%	(30,731)	(3,417)	(27,314)	Barclays Bank PLC
Republic of Lebanon (D05)	06/20/23	1.000%(Q)	2,250	7.574%	(492,976)	(2,563)	(490,413)	Barclays Bank PLC
Republic of Mexico (D05)	06/20/23	1.000%(Q)	9,750	1.234%	(81,353)	(11,104)	(70,249)	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	2,250	0.590%	40,921	(2,563)	43,484	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	2,250	0.665%	33,893	(2,563)	36,456	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	2,250	0.824%	19,011	(2,563)	21,574	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	6,750	1.634%	(164,973)	(7,688)	(157,285)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	10,500	2.889%	(762,590)	(11,958)	(750,632)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	6,750	1.221%	(52,789)	(7,688)	(45,101)	Barclays Bank PLC
Federation of Malaysia (D06)	06/20/23	1.000%(Q)	1,500	0.918%	6,849	(1,167)	8,016	Citibank, N.A.
People’s Republic of China (D06)	06/20/23	1.000%(Q)	5,500	0.623%	92,409	(4,278)	96,687	Citibank, N.A.
Republic of Argentina (D06)	06/20/23	1.000%(Q)	1,500	6.503%	(288,849)	(1,167)	(287,682)	Citibank, N.A.
Republic of Brazil (D06)	06/20/23	1.000%(Q)	7,500	1.502%	(143,753)	(5,833)	(137,920)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D06)	06/20/23	1.000%(Q)	1,500	0.415%	$ 38,282	$ (1,167)	$ 39,449	Citibank, N.A.
Republic of Colombia (D06)	06/20/23	1.000%(Q)	2,000	1.121%	(7,506)	(1,556)	(5,950)	Citibank, N.A.
Republic of Indonesia (D06)	06/20/23	1.000%(Q)	2,000	1.280%	(20,488)	(1,556)	(18,932)	Citibank, N.A.
Republic of Lebanon (D06)	06/20/23	1.000%(Q)	1,500	7.574%	(328,651)	(1,167)	(327,484)	Citibank, N.A.
Republic of Mexico (D06)	06/20/23	1.000%(Q)	6,500	1.234%	(54,235)	(5,056)	(49,179)	Citibank, N.A.
Republic of Panama (D06)	06/20/23	1.000%(Q)	1,500	0.590%	27,280	(1,167)	28,447	Citibank, N.A.
Republic of Peru (D06)	06/20/23	1.000%(Q)	1,500	0.665%	22,595	(1,167)	23,762	Citibank, N.A.
Republic of Philippines (D06)	06/20/23	1.000%(Q)	1,500	0.824%	12,674	(1,167)	13,841	Citibank, N.A.
Republic of South Africa (D06)	06/20/23	1.000%(Q)	4,500	1.634%	(109,982)	(3,500)	(106,482)	Citibank, N.A.
Republic of Turkey (D06)	06/20/23	1.000%(Q)	7,000	2.889%	(508,394)	(5,444)	(502,950)	Citibank, N.A.
Russian Federation (D06)	06/20/23	1.000%(Q)	4,500	1.221%	(35,193)	(3,500)	(31,693)	Citibank, N.A.
Federation of Malaysia (D07)	12/20/23	1.000%(Q)	10,500	1.018%	3,929	(5,542)	9,471	Barclays Bank PLC
People’s Republic of China (D07)	12/20/23	1.000%(Q)	35,000	0.689%	539,013	(18,472)	557,485	Barclays Bank PLC
Republic of Argentina (D07)	12/20/23	1.000%(Q)	10,500	6.517%	(2,200,442)	(5,542)	(2,194,900)	Barclays Bank PLC
Republic of Brazil (D07)	12/20/23	1.000%(Q)	52,500	1.643%	(1,443,044)	(27,708)	(1,415,336)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D07)	12/20/23	1.000%(Q)	10,500	0.470%	$ 268,408	$ (5,542)	$ 273,950	Barclays Bank PLC
Republic of Colombia (D07)	12/20/23	1.000%(Q)	14,000	1.229%	(127,699)	(7,389)	(120,310)	Barclays Bank PLC
Republic of Indonesia (D07)	12/20/23	1.000%(Q)	14,000	1.400%	(235,481)	(7,389)	(228,092)	Barclays Bank PLC
Republic of Lebanon (D07)	12/20/23	1.000%(Q)	10,500	7.459%	(2,453,471)	(5,542)	(2,447,929)	Barclays Bank PLC
Republic of Mexico (D07)	12/20/23	1.000%(Q)	45,500	1.340%	(640,536)	(24,014)	(616,522)	Barclays Bank PLC
Republic of Panama (D07)	12/20/23	1.000%(Q)	10,500	0.664%	173,869	(5,542)	179,411	Barclays Bank PLC
Republic of Peru (D07)	12/20/23	1.000%(Q)	10,500	0.742%	136,165	(5,542)	141,707	Barclays Bank PLC
Republic of Philippines (D07)	12/20/23	1.000%(Q)	10,500	0.913%	54,214	(5,542)	59,756	Barclays Bank PLC
Republic of South Africa (D07)	12/20/23	1.000%(Q)	31,500	1.766%	(1,034,925)	(16,625)	(1,018,300)	Barclays Bank PLC
Republic of Turkey (D07)	12/20/23	1.000%(Q)	52,500	3.015%	(4,466,525)	(27,708)	(4,438,817)	Barclays Bank PLC
Russian Federation (D07)	12/20/23	1.000%(Q)	31,500	1.304%	(392,767)	(16,625)	(376,142)	Barclays Bank PLC
Federation of Malaysia (D08)	12/20/23	1.000%(Q)	10,500	1.018%	3,929	(8,167)	12,096	Barclays Bank PLC
People’s Republic of China (D08)	12/20/23	1.000%(Q)	35,000	0.689%	539,013	(27,222)	566,235	Barclays Bank PLC
Republic of Argentina (D08)	12/20/23	1.000%(Q)	10,500	6.517%	(2,200,442)	(8,167)	(2,192,275)	Barclays Bank PLC
Republic of Brazil (D08)	12/20/23	1.000%(Q)	52,500	1.643%	(1,443,044)	(40,833)	(1,402,211)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D08)	12/20/23	1.000%(Q)	10,500	0.470%	$ 268,408	$ (8,167)	$ 276,575	Barclays Bank PLC
Republic of Colombia (D08)	12/20/23	1.000%(Q)	14,000	1.229%	(127,699)	(10,889)	(116,810)	Barclays Bank PLC
Republic of Indonesia (D08)	12/20/23	1.000%(Q)	14,000	1.400%	(235,481)	(10,889)	(224,592)	Barclays Bank PLC
Republic of Lebanon (D08)	12/20/23	1.000%(Q)	10,500	7.459%	(2,453,471)	(8,167)	(2,445,304)	Barclays Bank PLC
Republic of Mexico (D08)	12/20/23	1.000%(Q)	45,500	1.340%	(640,536)	(35,389)	(605,147)	Barclays Bank PLC
Republic of Panama (D08)	12/20/23	1.000%(Q)	10,500	0.664%	173,869	(8,167)	182,036	Barclays Bank PLC
Republic of Peru (D08)	12/20/23	1.000%(Q)	10,500	0.742%	136,165	(8,167)	144,332	Barclays Bank PLC
Republic of Philippines (D08)	12/20/23	1.000%(Q)	10,500	0.913%	54,214	(8,167)	62,381	Barclays Bank PLC
Republic of South Africa (D08)	12/20/23	1.000%(Q)	31,500	1.766%	(1,034,925)	(24,500)	(1,010,425)	Barclays Bank PLC
Republic of Turkey (D08)	12/20/23	1.000%(Q)	52,500	3.015%	(4,466,525)	(40,833)	(4,425,692)	Barclays Bank PLC
Russian Federation (D08)	12/20/23	1.000%(Q)	31,500	1.304%	(392,767)	(24,500)	(368,267)	Barclays Bank PLC
Federation of Malaysia (D09)	12/20/23	1.000%(Q)	6,000	1.018%	2,245	(3,833)	6,078	Barclays Bank PLC
People’s Republic of China (D09)	12/20/23	1.000%(Q)	20,000	0.689%	308,007	(12,778)	320,785	Barclays Bank PLC
Republic of Argentina (D09)	12/20/23	1.000%(Q)	6,000	6.517%	(1,257,396)	(3,833)	(1,253,563)	Barclays Bank PLC
Republic of Brazil (D09)	12/20/23	1.000%(Q)	30,000	1.643%	(824,597)	(19,167)	(805,430)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D09)	12/20/23	1.000%(Q)	6,000	0.470%	$ 153,376	$ (3,833)	$ 157,209	Barclays Bank PLC
Republic of Colombia (D09)	12/20/23	1.000%(Q)	8,000	1.229%	(72,971)	(5,111)	(67,860)	Barclays Bank PLC
Republic of Indonesia (D09)	12/20/23	1.000%(Q)	8,000	1.400%	(134,560)	(5,111)	(129,449)	Barclays Bank PLC
Republic of Lebanon (D09)	12/20/23	1.000%(Q)	6,000	7.459%	(1,401,983)	(3,833)	(1,398,150)	Barclays Bank PLC
Republic of Mexico (D09)	12/20/23	1.000%(Q)	26,000	1.340%	(366,021)	(16,611)	(349,410)	Barclays Bank PLC
Republic of Panama (D09)	12/20/23	1.000%(Q)	6,000	0.664%	99,354	(3,833)	103,187	Barclays Bank PLC
Republic of Peru (D09)	12/20/23	1.000%(Q)	6,000	0.742%	77,808	(3,833)	81,641	Barclays Bank PLC
Republic of Philippines (D09)	12/20/23	1.000%(Q)	6,000	0.913%	30,979	(3,833)	34,812	Barclays Bank PLC
Republic of South Africa (D09)	12/20/23	1.000%(Q)	18,000	1.766%	(591,386)	(11,500)	(579,886)	Barclays Bank PLC
Republic of Turkey (D09)	12/20/23	1.000%(Q)	30,000	3.015%	(2,552,300)	(19,167)	(2,533,133)	Barclays Bank PLC
Russian Federation (D09)	12/20/23	1.000%(Q)	18,000	1.304%	(224,438)	(11,500)	(212,938)	Barclays Bank PLC
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	4,500	1.018%	1,684	(2,625)	4,309	Barclays Bank PLC
People’s Republic of China (D10)	12/20/23	1.000%(Q)	15,000	0.689%	231,006	(8,750)	239,756	Barclays Bank PLC
Republic of Argentina (D10)	12/20/23	1.000%(Q)	4,500	6.517%	(943,047)	(2,625)	(940,422)	Barclays Bank PLC
Republic of Brazil (D10)	12/20/23	1.000%(Q)	22,500	1.643%	(618,448)	(13,125)	(605,323)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D10)	12/20/23	1.000%(Q)	4,500	0.470%	$ 115,032	$ (2,625)	$ 117,657	Barclays Bank PLC
Republic of Colombia (D10)	12/20/23	1.000%(Q)	6,000	1.229%	(54,728)	(3,500)	(51,228)	Barclays Bank PLC
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	6,000	1.400%	(100,920)	(3,500)	(97,420)	Barclays Bank PLC
Republic of Lebanon (D10)	12/20/23	1.000%(Q)	4,500	7.459%	(1,051,487)	(2,625)	(1,048,862)	Barclays Bank PLC
Republic of Mexico (D10)	12/20/23	1.000%(Q)	19,500	1.340%	(274,516)	(11,375)	(263,141)	Barclays Bank PLC
Republic of Panama (D10)	12/20/23	1.000%(Q)	4,500	0.664%	74,515	(2,625)	77,140	Barclays Bank PLC
Republic of Peru (D10)	12/20/23	1.000%(Q)	4,500	0.742%	58,356	(2,625)	60,981	Barclays Bank PLC
Republic of Philippines (D10)	12/20/23	1.000%(Q)	4,500	0.913%	23,235	(2,625)	25,860	Barclays Bank PLC
Republic of South Africa (D10)	12/20/23	1.000%(Q)	13,500	1.766%	(443,539)	(7,875)	(435,664)	Barclays Bank PLC
Republic of Turkey (D10)	12/20/23	1.000%(Q)	22,500	3.015%	(1,914,225)	(13,125)	(1,901,100)	Barclays Bank PLC
Russian Federation (D10)	12/20/23	1.000%(Q)	13,500	1.304%	(168,329)	(7,875)	(160,454)	Barclays Bank PLC
Federation of Malaysia (D11)	12/20/23	1.000%(Q)	4,500	0.918%	20,548	(3,625)	24,173	Barclays Bank PLC
People’s Republic of China (D11)	12/20/23	1.000%(Q)	15,000	0.689%	231,006	(12,083)	243,089	Barclays Bank PLC
Republic of Argentina (D11)	12/20/23	1.000%(Q)	4,500	6.517%	(943,047)	(3,625)	(939,422)	Barclays Bank PLC
Republic of Brazil (D11)	12/20/23	1.000%(Q)	22,500	1.643%	(618,448)	(18,125)	(600,323)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D11)	12/20/23	1.000%(Q)	4,500	0.470%	$ 115,032	$ (3,625)	$ 118,657	Barclays Bank PLC
Republic of Colombia (D11)	12/20/23	1.000%(Q)	6,000	1.229%	(54,728)	(4,833)	(49,895)	Barclays Bank PLC
Republic of Indonesia (D11)	12/20/23	1.000%(Q)	6,000	1.400%	(100,920)	(4,833)	(96,087)	Barclays Bank PLC
Republic of Lebanon (D11)	12/20/23	1.000%(Q)	4,500	7.459%	(1,051,487)	(3,625)	(1,047,862)	Barclays Bank PLC
Republic of Mexico (D11)	12/20/23	1.000%(Q)	19,500	1.340%	(274,516)	(15,708)	(258,808)	Barclays Bank PLC
Republic of Panama (D11)	12/20/23	1.000%(Q)	4,500	0.664%	74,515	(3,625)	78,140	Barclays Bank PLC
Republic of Peru (D11)	12/20/23	1.000%(Q)	4,500	0.742%	58,356	(3,625)	61,981	Barclays Bank PLC
Republic of Philippines (D11)	12/20/23	1.000%(Q)	4,500	0.913%	23,235	(3,625)	26,860	Barclays Bank PLC
Republic of South Africa (D11)	12/20/23	1.000%(Q)	13,500	1.766%	(443,539)	(10,875)	(432,664)	Barclays Bank PLC
Republic of Turkey (D11)	12/20/23	1.000%(Q)	22,500	3.015%	(1,914,225)	(18,125)	(1,896,100)	Barclays Bank PLC
Russian Federation (D11)	12/20/23	1.000%(Q)	13,500	1.304%	(168,329)	(10,875)	(157,454)	Barclays Bank PLC
Federation of Malaysia (D12)	12/20/23	1.000%(Q)	2,250	1.018%	842	(1,625)	2,467	Barclays Bank PLC
People’s Republic of China (D12)	12/20/23	1.000%(Q)	7,500	0.689%	115,503	(5,417)	120,920	Barclays Bank PLC
Republic of Argentina (D12)	12/20/23	1.000%(Q)	2,250	6.517%	(471,523)	(1,625)	(469,898)	Barclays Bank PLC
Republic of Brazil (D12)	12/20/23	1.000%(Q)	11,250	1.643%	(309,224)	(8,125)	(301,099)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D12)	12/20/23	1.000%(Q)	2,250	0.470%	$ 57,516	$ (1,625)	$ 59,141	Barclays Bank PLC
Republic of Colombia (D12)	12/20/23	1.000%(Q)	3,000	1.229%	(27,364)	(2,167)	(25,197)	Barclays Bank PLC
Republic of Indonesia (D12)	12/20/23	1.000%(Q)	3,000	1.400%	(50,460)	(2,167)	(48,293)	Barclays Bank PLC
Republic of Lebanon (D12)	12/20/23	1.000%(Q)	2,250	7.459%	(525,744)	(1,625)	(524,119)	Barclays Bank PLC
Republic of Mexico (D12)	12/20/23	1.000%(Q)	9,750	1.340%	(137,258)	(7,042)	(130,216)	Barclays Bank PLC
Republic of Panama (D12)	12/20/23	1.000%(Q)	2,250	0.664%	37,258	(1,625)	38,883	Barclays Bank PLC
Republic of Peru (D12)	12/20/23	1.000%(Q)	2,250	0.742%	29,178	(1,625)	30,803	Barclays Bank PLC
Republic of Philippines (D12)	12/20/23	1.000%(Q)	2,250	0.913%	11,617	(1,625)	13,242	Barclays Bank PLC
Republic of South Africa (D12)	12/20/23	1.000%(Q)	6,750	1.766%	(221,770)	(4,875)	(216,895)	Barclays Bank PLC
Republic of Turkey (D12)	12/20/23	1.000%(Q)	11,250	3.015%	(957,112)	(8,125)	(948,987)	Barclays Bank PLC
Russian Federation (D12)	12/20/23	1.000%(Q)	6,750	1.304%	(84,164)	(4,875)	(79,289)	Barclays Bank PLC
Federation of Malaysia (D13)	12/20/23	1.000%(Q)	2,250	1.018%	842	(2,563)	3,405	Barclays Bank PLC
People’s Republic of China (D13)	12/20/23	1.000%(Q)	7,500	0.689%	115,503	(8,542)	124,045	Barclays Bank PLC
Republic of Argentina (D13)	12/20/23	1.000%(Q)	2,250	6.517%	(471,523)	(2,563)	(468,960)	Barclays Bank PLC
Republic of Brazil (D13)	12/20/23	1.000%(Q)	11,250	1.643%	(309,224)	(12,813)	(296,411)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D13)	12/20/23	1.000%(Q)	2,250	0.470%	$ 57,516	$ (2,563)	$ 60,079	Barclays Bank PLC
Republic of Colombia (D13)	12/20/23	1.000%(Q)	3,000	1.229%	(27,364)	(3,417)	(23,947)	Barclays Bank PLC
Republic of Indonesia (D13)	12/20/23	1.000%(Q)	3,000	1.400%	(50,460)	(3,417)	(47,043)	Barclays Bank PLC
Republic of Lebanon (D13)	12/20/23	1.000%(Q)	2,250	7.459%	(525,744)	(2,563)	(523,181)	Barclays Bank PLC
Republic of Mexico (D13)	12/20/23	1.000%(Q)	9,750	1.340%	(137,258)	(11,104)	(126,154)	Barclays Bank PLC
Republic of Panama (D13)	12/20/23	1.000%(Q)	2,250	0.664%	37,258	(2,563)	39,821	Barclays Bank PLC
Republic of Peru (D13)	12/20/23	1.000%(Q)	2,250	0.742%	29,178	(2,563)	31,741	Barclays Bank PLC
Republic of Philippines (D13)	12/20/23	1.000%(Q)	2,250	0.913%	11,617	(2,563)	14,180	Barclays Bank PLC
Republic of South Africa (D13)	12/20/23	1.000%(Q)	6,750	1.766%	(221,770)	(7,688)	(214,082)	Barclays Bank PLC
Republic of Turkey (D13)	12/20/23	1.000%(Q)	11,250	3.015%	(957,112)	(12,813)	(944,299)	Barclays Bank PLC
Russian Federation (D13)	12/20/23	1.000%(Q)	6,750	1.304%	(84,164)	(7,688)	(76,476)	Barclays Bank PLC
Federation of Malaysia (D14)	12/20/23	1.000%(Q)	1,500	1.018%	561	(1,083)	1,644	Citibank, N.A.
People’s Republic of China (D14)	12/20/23	1.000%(Q)	5,000	0.689%	77,002	(3,611)	80,613	Citibank, N.A.
Republic of Argentina (D14)	12/20/23	1.000%(Q)	1,500	6.517%	(314,349)	(1,083)	(313,266)	Citibank, N.A.
Republic of Brazil (D14)	12/20/23	1.000%(Q)	7,500	1.643%	(206,149)	(5,417)	(200,732)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D14)	12/20/23	1.000%(Q)	1,500	0.470%	$ 38,344	$ (1,083)	$ 39,427	Citibank, N.A.
Republic of Colombia (D14)	12/20/23	1.000%(Q)	2,000	1.229%	(18,243)	(1,444)	(16,799)	Citibank, N.A.
Republic of Indonesia (D14)	12/20/23	1.000%(Q)	2,000	1.400%	(33,640)	(1,444)	(32,196)	Citibank, N.A.
Republic of Lebanon (D14)	12/20/23	1.000%(Q)	1,500	7.459%	(350,496)	(1,083)	(349,413)	Citibank, N.A.
Republic of Mexico (D14)	12/20/23	1.000%(Q)	6,500	1.340%	(91,505)	(4,694)	(86,811)	Citibank, N.A.
Republic of Panama (D14)	12/20/23	1.000%(Q)	1,500	0.664%	24,838	(1,083)	25,921	Citibank, N.A.
Republic of Peru (D14)	12/20/23	1.000%(Q)	1,500	0.742%	19,452	(1,083)	20,535	Citibank, N.A.
Republic of Philippines (D14)	12/20/23	1.000%(Q)	1,500	0.913%	7,745	(1,083)	8,828	Citibank, N.A.
Republic of South Africa (D14)	12/20/23	1.000%(Q)	4,500	1.766%	(147,846)	(3,250)	(144,596)	Citibank, N.A.
Republic of Turkey (D14)	12/20/23	1.000%(Q)	7,500	3.015%	(638,075)	(5,417)	(632,658)	Citibank, N.A.
Russian Federation (D14)	12/20/23	1.000%(Q)	4,500	1.304%	(56,110)	(3,250)	(52,860)	Citibank, N.A.
					$(65,415,752)	$(1,450,717)	$(63,965,035)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	250,000	$ 5,444,905	$(161,111)	$ 5,606,016	Barclays Bank PLC
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	175,000	3,811,434	(78,750)	3,890,184	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*(cont’d.):
CDX.EM.29.V1 (D04)	06/20/23	1.000%(Q)	150,000	$ 3,266,943	$ (92,500)	$ 3,359,443	Barclays Bank PLC
CDX.EM.29.V1 (D05)	06/20/23	1.000%(Q)	75,000	1,633,472	(4,583)	1,638,055	Barclays Bank PLC
CDX.EM.29.V1 (D06)	06/20/23	1.000%(Q)	50,000	1,088,981	(51,111)	1,140,092	Citibank, N.A.
CDX.EM.30.V1 (D07)	12/20/23	1.000%(Q)	350,000	9,710,611	649,444	9,061,167	Barclays Bank PLC
CDX.EM.30.V1 (D08)	12/20/23	1.000%(Q)	350,000	10,595,333	(147,778)	10,743,111	Barclays Bank PLC
CDX.EM.30.V1 (D09)	12/20/23	1.000%(Q)	200,000	5,548,920	393,333	5,155,587	Barclays Bank PLC
CDX.EM.30.V1 (D10)	12/20/23	1.000%(Q)	150,000	4,161,690	286,667	3,875,023	Barclays Bank PLC
CDX.EM.30.V1 (D11)	12/20/23	1.000%(Q)	150,000	4,540,857	(59,167)	4,600,024	Barclays Bank PLC
CDX.EM.30.V1 (D12)	12/20/23	1.000%(Q)	75,000	2,080,845	153,750	1,927,095	Barclays Bank PLC
CDX.EM.30.V1 (D13)	12/20/23	1.000%(Q)	75,000	2,270,428	(4,583)	2,275,011	Barclays Bank PLC
CDX.EM.30.V1 (D14)	12/20/23	1.000%(Q)	50,000	1,387,230	72,500	1,314,730	Citibank, N.A.
				$55,541,649	$ 956,111	$54,585,538

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)*:
CDX.EM.26.V1 (D01)	12/20/21	1.000%(Q)	97,000	1.126%	$(221,209)	$(299,083)	$77,874	Deutsche Bank AG
*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01 – D14).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Ameriquest Home Equity	02/28/19	1.250%(M)	3,670	*	$ 127	$—	$ 127	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Banc of America Commercial Mortgage Trust	02/27/19	1.250%(M)	618	*	$ 643	$—	$ 643	Goldman Sachs International
Banc of America Commercial Mortgage Trust	02/27/19	1.250%(M)	351	*	365	—	365	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)	11,232	*	390	—	390	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)	7,765	*	270	—	270	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	02/28/19	1.250%(M)	3,591	*	125	—	125	Goldman Sachs International
Chase Mortgage	02/28/19	1.250%(M)	15,219	*	528	—	528	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)	2,034	*	2,115	—	2,115	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)	1,905	*	1,981	—	1,981	Goldman Sachs International
Citigroup Commercial Mortgage Trust	02/27/19	1.250%(M)	404	6.780%	420	—	420	Goldman Sachs International
Citigroup Mortgage Loan Trust	02/28/19	1.250%(M)	3,908	*	136	—	136	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	3,041	*	3,162	—	3,162	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	2,835	19.740%	2,948	—	2,948	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	2,392	*	2,487	—	2,487	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	02/27/19	1.250%(M)	2,210	*	$ 2,298	$—	$ 2,298	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	1,433	2.480%	1,490	—	1,490	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	1,349	*	1,403	—	1,403	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	1,013	7.460%	1,053	—	1,053	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	938	6.579%	975	—	975	Goldman Sachs International
COMM Mortgage Trust	02/27/19	1.250%(M)	694	*	722	—	722	Goldman Sachs International
Countrywide Alternative	02/28/19	1.250%(M)	6,929	*	241	—	241	Goldman Sachs International
Countrywide Alternative	02/28/19	1.250%(M)	692	*	24	—	24	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)	10,269	*	357	—	357	Goldman Sachs International
Deutsche Bank Alta Mortgages	02/28/19	1.250%(M)	6,183	*	215	—	215	Goldman Sachs International
Equity One Home Equity	02/28/19	1.250%(M)	9,081	*	315	—	315	Goldman Sachs International
Equity One Home Equity	02/28/19	1.250%(M)	2,280	*	79	—	79	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	8,323	*	289	—	289	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	6,451	*	$ 224	$—	$ 224	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/19	1.250%(M)	4,826	*	168	—	168	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	3,711	*	129	—	129	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	1,447	*	50	—	50	Goldman Sachs International
First Franklin Home Equity	02/28/19	1.250%(M)	1,073	*	37	—	37	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	1,423	*	49	—	49	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	1,334	*	46	—	46	Goldman Sachs International
GMAC Home Equity	02/28/19	1.250%(M)	1,104	*	38	—	38	Goldman Sachs International
GS Mortgage Securities Trust	02/27/19	1.250%(M)	3,932	4.180%	4,089	—	4,089	Goldman Sachs International
GS Mortgage Securities Trust	02/27/19	1.250%(M)	1,303	7.460%	1,355	—	1,355	Goldman Sachs International
GSR Mortgage Loan Trust	02/28/19	1.250%(M)	2,783	*	97	—	97	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/19	1.250%(M)	4,031	*	4,191	—	4,191	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/19	1.250%(M)	3,147	*	3,273	—	3,273	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Lehman Home Equity	02/28/19	1.250%(M)	10,416	*	$ 362	$—	$ 362	Goldman Sachs International
Lehman Home Equity	02/28/19	1.250%(M)	1,381	*	48	—	48	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	1,860	*	1,934	—	1,934	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	1,639	*	1,704	—	1,704	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	1,249	2.612%	1,299	—	1,299	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/19	1.250%(M)	526	*	547	—	547	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)	4,226	*	147	—	147	Goldman Sachs International
Morgan Stanley Home Equity	02/28/19	1.250%(M)	1,269	*	44	—	44	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	10,720	*	372	—	372	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	4,489	*	156	—	156	Goldman Sachs International
New Century Home Equity	02/28/19	1.250%(M)	2,040	*	71	—	71	Goldman Sachs International
Nomura Home Equity	02/28/19	1.250%(M)	1,295	*	45	—	45	Goldman Sachs International
Structured Agency Credit Risk	02/28/19	1.250%(M)	11,283	*	392	—	392	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	6,135	*	$ 6,380	$—	$ 6,380	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	710	*	738	—	738	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	710	*	738	—	738	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	655	*	681	—	681	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	396	*	412	—	412	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/19	1.250%(M)	275	6.780%	286	—	286	Goldman Sachs International
					$55,260	$—	$55,260

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/21	1.000%(Q)	39,700	0.472%	$ 286,120	$ 540,295	$ 254,175
Ford Motor Co.	06/20/21	5.000%(Q)	64,000	1.538%	11,133,147	5,467,086	(5,666,061)
					$11,419,267	$6,007,381	$(5,411,886)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	$ 8,058,107	$ 8,741,174	$ (683,067)	Deutsche Bank AG
Hellenic Republic	06/20/19	1.000%(Q)		20,000	19,885	128,491	(108,606)	Bank of America, N.A.
Hellenic Republic	06/20/19	1.000%(Q)		20,000	19,885	97,014	(77,129)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Hellenic Republic	06/20/19	1.000%(Q)		68,000	$ 67,609	$ 850,000	$ (782,391)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		5,000	470,397	472,463	(2,066)	Bank of America, N.A.
Hellenic Republic	06/20/19	1.000%(Q)		17,710	142	94,471	(94,329)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(654,534)	(678,776)	24,242	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	(1,486,824)	(1,576,250)	89,426	Bank of America, N.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	439,086	136,097	302,989	Citibank, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	1,066,900	635,179	431,721	Citibank, N.A.
Republic of Argentina	12/20/19	5.000%(Q)		15,000	(244,007)	(1,151,683)	907,676	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,450	6,568	63,314	(56,746)	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,000	4,530	30,974	(26,444)	Barclays Bank PLC
Republic of Argentina	12/20/21	5.000%(Q)		15,000	326,854	549,038	(222,184)	Barclays Bank PLC
Republic of Italy	06/20/19	1.000%(Q)	EUR	45,550	(206,171)	(102,446)	(103,725)	Barclays Bank PLC
Republic of Italy	06/20/19	1.000%(Q)		63,920	(270,232)	(45,504)	(224,728)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)		25,000	(105,692)	(25,898)	(79,794)	Deutsche Bank AG
Republic of Italy	12/20/21	1.000%(Q)		50,000	(262,559)	1,084,472	(1,347,031)	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)		39,900	215,631	613,190	(397,559)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)		19,290	104,249	431,529	(327,280)	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	(247,123)	392,437	(639,560)	Deutsche Bank AG
Republic of Italy	06/20/28	1.000%(Q)		33,730	3,320,094	3,418,432	(98,338)	Goldman Sachs International
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	2,212,921	3,111,116	(898,195)	Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(154,807)	(76,698)	(78,109)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	56,046	179,436	(123,390)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	164,249	122,462	41,787	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	162,246	306,578	(144,332)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	55,195	38,711	16,484	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	53,818	113,881	(60,063)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	53,693	104,322	(50,629)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	26,784	19,958	6,826	Citibank, N.A.
					$13,272,940	$18,077,484	$(4,804,544)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	03/20/19	1.000%(Q)	8,955	2.321%	$ (4,951)	$ (34,857)	$ 29,906	Citibank, N.A.
Arab Republic of Egypt	06/20/19	1.000%(Q)	3,460	2.407%	(14,512)	(9,949)	(4,563)	Citibank, N.A.
Arab Republic of Egypt	06/20/20	1.000%(Q)	49,000	2.950%	(1,221,409)	(1,222,098)	689	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	45,000	5.250%	(7,509,598)	(8,370,154)	860,556	Deutsche Bank AG
Federation of Malaysia	06/20/22	1.000%(Q)	4,500	0.703%	48,705	(2,500)	51,205	Barclays Bank PLC
Government of Jamaica	12/20/19	1.000%(Q)	2,500	3.074%	(41,976)	(9,114)	(32,862)	Citibank, N.A.
Government of Jamaica	12/20/19	1.000%(Q)	9,000	3.074%	(151,112)	(39,716)	(111,396)	Credit Suisse International
Hellenic Republic	03/20/19	1.000%(Q)	8,000	1.410%	5,212	(250,000)	255,212	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	15,000	3.867%	(1,601,597)	(1,748,579)	146,982	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	15,000	3.867%	(1,601,597)	(1,773,132)	171,535	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	5,000	3.867%	(533,866)	(534,371)	505	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	13,130	4.176%	(1,826,270)	(2,839,362)	1,013,092	Barclays Bank PLC
Hellenic Republic	06/20/24	1.000%(Q)	20,000	4.176%	(2,781,828)	(4,525,000)	1,743,172	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	14,840	4.452%	(2,676,898)	(2,687,115)	10,217	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	13,690	0.365%	135,371	(563,759)	699,130	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)	35,000	0.832%	204,676	(322,572)	527,248	Barclays Bank PLC
Kingdom of Spain	06/20/19	1.000%(Q)	169,000	0.197%	724,062	1,389,783	(665,721)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/19	1.000%(Q)	58,400	0.197%	$ 250,209	$ 190,323	$ 59,886	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	63,700	0.697%	870,812	964,954	(94,142)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	25,000	0.697%	341,763	377,690	(35,927)	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	42,120	1.112%	(337,546)	(271,877)	(65,669)	Bank of America, N.A.
People’s Republic of China	06/20/22	1.000%(Q)	15,000	0.473%	274,840	(8,333)	283,173	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	3.019%	(1,269,980)	(907,194)	(362,786)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	3.019%	(1,254,115)	(1,075,384)	(178,731)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	3.019%	(426,809)	(306,324)	(120,485)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	3.019%	(415,201)	(364,852)	(50,349)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	3.019%	(414,814)	(357,907)	(56,907)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	3.019%	(211,276)	(150,839)	(60,437)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	3.174%	(1,097,471)	(1,063,674)	(33,797)	Barclays Bank PLC
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	3.504%	(916,006)	(679,613)	(236,393)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	4.010%	(2,133,095)	(1,717,153)	(415,942)	Citibank, N.A.
Republic of Argentina	06/20/22	1.000%(Q)	4,500	6.454%	(699,234)	(2,500)	(696,734)	Barclays Bank PLC
Republic of Brazil	03/20/19	1.000%(Q)	57,780	0.478%	108,933	56,843	52,090	HSBC Bank USA, N.A.
Republic of Brazil	03/20/19	1.000%(Q)	15,000	0.478%	28,280	5,751	22,529	HSBC Bank USA, N.A.
Republic of Brazil	06/20/19	1.000%(Q)	150,000	0.535%	447,313	320,755	126,558	BNP Paribas SA
Republic of Brazil	06/20/22	1.000%(Q)	22,500	1.226%	(136,104)	(12,500)	(123,604)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.297%	$ 54,128	$ 60,401	$ (6,273)	Citibank, N.A.
Republic of Chile	06/20/22	1.000%(Q)	4,500	0.305%	107,237	(2,500)	109,737	Barclays Bank PLC
Republic of Colombia	06/20/22	1.000%(Q)	6,000	0.903%	26,018	(3,333)	29,351	Barclays Bank PLC
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.743%	(1,092,520)	(2,031,230)	938,710	Citibank, N.A.
Republic of France	12/20/23	0.250%(Q)	10,000	0.362%	(48,543)	(67,170)	18,627	Bank of America, N.A.
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.242%	578,913	776,955	(198,042)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.696%	479,083	(1,167,237)	1,646,320	Citibank, N.A.
Republic of Indonesia	06/20/22	1.000%(Q)	6,000	1.018%	3,642	(3,333)	6,975	Barclays Bank PLC
Republic of Italy	09/20/20	1.000%(Q)	29,050	1.130%	(25,487)	134,779	(160,266)	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	53,750	1.420%	(452,413)	(1,110,033)	657,620	Goldman Sachs International
Republic of Italy	06/20/21	1.000%(Q)	25,000	1.420%	(210,424)	(331,366)	120,942	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/21	1.000%(Q)	63,920	1.564%	(907,920)	(2,374,941)	1,467,021	Bank of America, N.A.
Republic of Italy	12/20/21	1.000%(Q)	50,000	1.564%	(710,200)	(1,381,930)	671,730	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)	39,900	1.929%	(1,422,268)	(2,103,439)	681,171	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	19,290	1.929%	(687,608)	(1,160,831)	473,223	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	53,910	1.929%	(1,921,665)	(2,550,523)	628,858	Goldman Sachs International
Republic of Italy	12/20/23	1.000%(Q)	110,000	1.243%	(1,066,515)	(1,712,887)	646,372	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/23	1.000%(Q)		47,000	2.017%	$ (2,024,588)	$ (3,392,942)	$ 1,368,354	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	2.017%	(1,727,361)	(2,927,531)	1,200,170	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	2.017%	(732,298)	(1,132,801)	400,503	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	1.245%	(1,375,838)	(2,271,066)	895,228	Deutsche Bank AG
Republic of Mexico	06/20/22	1.000%(Q)		19,500	1.021%	9,976	(10,833)	20,809	Barclays Bank PLC
Republic of Mexico	12/20/23	1.000%(Q)		15,000	1.340%	(211,166)	(213,252)	2,086	Barclays Bank PLC
Republic of Panama	06/20/22	1.000%(Q)		4,500	0.435%	88,143	(2,500)	90,643	Barclays Bank PLC
Republic of Panama	06/20/22	1.000%(Q)		4,800	0.435%	94,019	41,586	52,433	Citibank, N.A.
Republic of Peru	06/20/22	1.000%(Q)		4,500	0.498%	78,840	(2,500)	81,340	Barclays Bank PLC
Republic of Philippines	06/20/22	1.000%(Q)		4,500	0.638%	58,231	(2,500)	60,731	Barclays Bank PLC
Republic of Portugal	09/20/21	1.000%(Q)		13,500	0.389%	227,156	168,758	58,398	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)		11,080	0.809%	100,129	9,736	90,393	Bank of America, N.A.
Republic of Portugal	06/20/23	1.000%(Q)		10,000	0.809%	90,369	13,176	77,193	Bank of America, N.A.
Republic of Portugal	06/20/23	1.000%(Q)		18,000	0.809%	162,664	—	162,664	Barclays Bank PLC
Republic of Portugal	12/20/23	1.000%(Q)		14,320	0.871%	100,404	6,633	93,771	JPMorgan Chase Bank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)		16,000	0.567%	179,708	237,787	(58,079)	BNP Paribas SA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	06/20/19	1.000%(Q)	50,000	0.495%	$ 156,841	$ 180,474	$ (23,633)	BNP Paribas SA
Republic of South Africa	06/20/22	1.000%(Q)	13,500	1.374%	(145,134)	(7,500)	(137,634)	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	5,650	1.766%	(185,629)	(310,919)	125,290	Bank of America, N.A.
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	1.002%	5,849	(53,064)	58,913	Citibank, N.A.
Republic of Turkey	06/20/22	1.000%(Q)	22,500	2.605%	(1,097,985)	(12,500)	(1,085,485)	Barclays Bank PLC
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.603%	(9,433)	(10,543)	1,110	Citibank, N.A.
Russian Federation	06/20/22	1.000%(Q)	13,500	1.052%	(6,367)	(7,500)	1,133	Barclays Bank PLC
Russian Federation	12/20/26	1.000%(Q)	16,000	1.694%	(729,394)	(1,472,990)	743,596	Citibank, N.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	1.017%	4,052	(27,003)	31,055	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	1.169%	(27,271)	(31,975)	4,704	Citibank, N.A.
					$(40,049,714)	$(54,804,716)	$14,755,002

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)		988,405	$10,729,791	$ 9,183,820	$ (1,545,971)
iTraxx.Fin.Senior.30.V1	12/20/23	1.000%(Q)	EUR	1,200,000	8,268,069	(11,549,136)	(19,817,205)
					$18,997,860	$ (2,365,316)	$(21,363,176)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.27.V2	06/20/22	1.000%(Q)	145,500	$ 903,113	$ (64,667)	$ 967,780	Barclays Bank PLC
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	(837,759)	1,504,884	(2,342,643)	Deutsche Bank AG
				$ 65,354	$1,440,217	$(1,374,863)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	0.594%	$ 49,637	$ 80,960	$ (31,323)	Citibank, N.A.
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.738%	110,880	184,000	(73,120)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	1.126%	(21,015)	63,583	(84,598)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	1.126%	(55,302)	82,450	(137,752)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	13,500	*	193,064	(8,438)	201,502	Goldman Sachs International
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	228,817	(58,296)	287,113	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	18,000	*	257,419	(25,500)	282,919	Goldman Sachs International
CMBX.NA.6.AA	05/11/63	1.500%(M)	27,000	*	386,128	315,790	70,338	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	44,500	*	636,396	(2,723,918)	3,360,314	Credit Suisse International
CMBX.NA.6.AA	05/11/63	1.500%(M)	50,000	*	715,052	(24,746)	739,798	Goldman Sachs International
					$2,501,076	$(2,114,115)	$4,615,191
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
97,726	3 Month LIBOR plus 70.50 bps(Q)	JPY	11,000,000	3 Month JPY LIBOR(Q)	Citibank, N.A.	06/27/30	$(3,367,842)	$—	$(3,367,842)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Forward rate agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
849,300	02/14/19	—(3)	—(3)	$314,439	$—	$314,439	Citigroup Global Markets, Inc.
3,871,600	02/26/19	—(4)	—(4)	323,019	—	323,019	Citigroup Global Markets, Inc.
				$637,458	$—	$637,458
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.402% upon termination.
(4)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.378% upon termination.

Inflation swap agreements outstanding at January 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
273,885	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(262,872)	$(262,872)
141,600	01/09/29	1.995%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	765,224	765,224
				$—	$ 502,352	$ 502,352
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	188,874	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$ —	$ 16,838,065	$ 16,838,065
EUR	166,280	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(137,541)	30,128	167,669
EUR	1,018,685	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(1,454,147)	(2,540,170)	(1,086,023)
EUR	95,010	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(332,268)	(757,396)	(425,128)
EUR	284,870	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(379,387)	(2,839,066)	(2,459,679)
EUR	368,055	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(6,895,554)	(13,139,628)	(6,244,074)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	122,135	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 269,686	$ (2,227,185)	$ (2,496,871)
EUR	3,500	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	8,820	(116,272)	(125,092)
EUR	77,600	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(113,247)	(2,892,745)	(2,779,498)
EUR	115,405	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	3,109,651	(3,422,976)	(6,532,627)
EUR	2,070,411	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	13,089,574	36,328,272	23,238,698
EUR	209,410	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	7,501,914	(4,819,715)	(12,321,629)
EUR	30,000	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	493,833	(410,536)	(904,369)
EUR	25,040	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(5,987)	(1,511,851)	(1,505,864)
EUR	29,390	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	1,087,333	(496,223)	(1,583,556)
EUR	30,000	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	583,585	(1,082,373)	(1,665,958)
EUR	25,200	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	901,583	(302,600)	(1,204,183)
EUR	44,755	05/11/34	1.000%(A)	6 Month EURIBOR(1)(S)	3,056,209	(168,167)	(3,224,376)
EUR	27,040	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	1,963,021	(140,063)	(2,103,084)
EUR	6,910	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	565,965	12,563	(553,402)
EUR	48,000	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	1,823,030	(1,603,459)	(3,426,489)
EUR	149,500	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	5,555,789	5,555,789
EUR	149,500	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(5,545,038)	(5,545,038)
EUR	10,000	05/11/38	1.350%(A)	6 Month EURIBOR(1)(S)	234,791	(502,592)	(737,383)
EUR	17,905	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	785,417	(785,215)	(1,570,632)
EUR	30,015	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,291,110	1,291,110
EUR	30,015	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,273,153)	(1,273,153)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	114,800	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	$ —	$ 2,400,956	$ 2,400,956
EUR	114,800	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,374,421)	(2,374,421)
GBP	26,120	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	311,296	322,113	10,817
JPY	154,660,540	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(493,141)	(493,141)
JPY	67,163,700	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(23,238)	(23,238)
	2,555,020	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	4,195,862	4,195,862
	845,800	03/24/19	1.331%(A)	1 Day USOIS(1)(A)	—	6,395,086	6,395,086
	263,553	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	1,747,689	1,747,689
	316,490	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	2,101,111	2,101,111
	460,261	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(263,700)	3,541,426	3,805,126
	637,545	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(312,393)	4,804,144	5,116,537
	55,015	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	467,327	467,327
	1,171,070	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	12,381,770	12,381,770
	1,323,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	372,736	8,857,937	8,485,201
	3,407,930	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,875,563	19,269,037	11,393,474
	1,381,520	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	407,820	6,308,640	5,900,820
	944,465	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	10,437	3,469,135	3,458,698
	2,515,745	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	343,025	7,596,876	7,253,851
	767,395	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	827,913	827,913
	1,257,000	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	325,527	171,287	(154,240)
	2,501,805	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(1,451,829)	(2,825,011)	(1,373,182)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
841,340	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	$ —	$ (966,976)	$ (966,976)
152,825	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	2,383,354	2,383,354
1,883,630	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(43,186)	(3,137,505)	(3,094,319)
1,000	11/07/21	2.825%(A)	1 Day USOIS(1)(A)	—	(15,805)	(15,805)
227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(1,222,543)	(1,222,543)
85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	(1,059,487)	(1,076,304)
180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(2,233,740)	(2,233,740)
182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	2,821,880	2,377,612
388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	5,292,651	5,719,773
123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	1,582,865	2,717,394
442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	5,291,796	5,935,981
83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	1,921,836	1,921,836
273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	4,015,206	4,015,206
2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,176	33,984,021	25,857,845
688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,198	9,819,692	7,527,494
1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	13,075,798	9,496,544
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	245,632	(3,676,755)	(3,922,387)
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(6,209,258)	(6,209,258)
1,344,704	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(931,186)	(35,769,748)	(34,838,562)
95,750	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(3,237,918)	(3,237,918)
877,140	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	363,747	(28,841,708)	(29,205,455)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	720,810	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$ 402,530	$(23,892,956)	$(24,295,486)
	50,555	10/31/25	2.492%(A)	1 Day USOIS(1)(A)	(405,278)	(749,027)	(343,749)
	382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	13,732,612	8,728,009
	149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	4,419,390	4,234,299
	52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,262,297	1,262,297
	179,280	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(121,574)	2,782,610	2,904,184
	104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	2,420,461	2,420,461
	76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	2,907,533	2,907,533
	54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	1,336,436	1,336,436
	74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,613)	1,376,349	1,394,962
	701,718	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(10,515,436)	(14,756,126)	(4,240,690)
	435,773	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,877,503)	(6,923,668)	(5,046,165)
	44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	9,071,258	9,070,297
	18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	505,727	505,727
	27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	6,243,921	6,243,267
	22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	1,044,712	1,044,712
	20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	743,004	743,004
ZAR	670,648	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(129,347)	898,638	1,027,985
					$ 38,188,735	$ 88,862,829	$ 50,674,094

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	$ (233,841)	$ —	$ (233,841)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	239,771	(1,365)	241,136	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	98,139	(5,370)	103,509	BNP Paribas SA
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	240,468	—	240,468	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	161,888	—	161,888	BNP Paribas SA
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	1,043,422	—	1,043,422	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	237,498	—	237,498	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(258,798)	1,174	(259,972)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	(107,368)	4,895	(112,263)	BNP Paribas SA
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(260,525)	—	(260,525)	Deutsche Bank AG
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	(171,064)	—	(171,064)	BNP Paribas SA
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(1,084,360)	—	(1,084,360)	Deutsche Bank AG
					$ (94,770)	$ (666)	$ (94,104)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	29,802	$(147,465)	$(91,006)	$(56,459)
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	1,541	(8,201)	(4,856)	(3,345)
					$(155,666)	$(95,862)	$(59,804)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$ —	$484,627,804
J.P. Morgan Securities LLC	11,894,000	320,240,678
Total	$11,894,000	$804,868,482
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 179,146,241	$ —
Collateralized Loan Obligations	—	7,299,282,735	—
Consumer Loans	—	521,935,534	—
Credit Card	—	91,565,493	—
Home Equity Loans	—	189,964,720	—
Other	—	92,237,125	—
Residential Mortgage-Backed Securities	—	839,949,407	251,410,885
Small Business Loan	—	28,031	—
Student Loans	—	468,302,823	—

Bank Loans	—	327,760,686	4,723,164
Commercial Mortgage-Backed Securities	—	4,496,310,468	—
Convertible Bond	—	3,554,430	—
Corporate Bonds	—	12,662,350,867	144,260
Municipal Bonds	—	308,171,246	—
Residential Mortgage-Backed Securities	—	1,236,867,966	179,631,000
Sovereign Bonds	—	4,740,320,261	115,761,304
U.S. Government Agency Obligations	—	809,937,768	—
U.S. Treasury Obligations	—	981,155,819	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)

Common Stock	$ 1,308,362	$ —	$ —
Preferred Stocks	8,546,480	—	—
Affiliated Mutual Funds	2,498,798,017	—	—
Commercial Paper	—	78,323,549	—
Options Purchased	—	22,852,654	—
Options Written	—	(5,199,750)	(7,851,952)
Other Financial Instruments*
Forward Commitment Contracts	—	(141,421,562)	—
Futures Contracts	532,613,096	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(40,971,656)	—
OTC Cross Currency Exchange Contracts	—	(73,306)	—
OTC Packaged Credit Default Swap Agreements	—	(9,590,837)	—
Centrally Cleared Credit Default Swap Agreements	—	(26,775,062)	—
OTC Credit Default Swap Agreements	—	(24,210,344)	55,260
OTC Currency Swap Agreement	—	(3,367,842)	—
OTC Forward Rate Agreements	—	—	637,458
Centrally Cleared Inflation Swap Agreements	—	502,352	—
Centrally Cleared Interest Rate Swap Agreements	—	50,674,094	—
OTC Interest Rate Swap Agreements	—	(94,770)	—
OTC Total Return Swap Agreements	—	(155,666)	—
Total	$3,041,265,955	$35,149,333,474	$544,511,379
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage- Backed Securities
Balance as of 10/31/18	$206,974,364	$ 18,587,250	$ 1,725,275	$ —
Realized gain (loss)	23,633	42	—	—
Change in unrealized appreciation (depreciation)	(47,597)	(105,579)	(9,018)	—
Purchases/Exchanges/Issuances	54,686,000	—	153,120	179,631,000
Sales/Paydowns	(10,277,693)	(12,310)	—	—
Accrued discount/premium	52,178	736	158	—
Transfers into of Level 3	—	4,840,275	—	—
Transfers out of Level 3	—	(18,587,250)	(1,725,275)	—
Balance as of 01/31/19	$251,410,885	$ 4,723,164	$ 144,260	$179,631,000
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (47,597)	$ (105,579)	$ (9,018)	$ —

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Sovereign Bonds	Options Written	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/18	$ —	$(6,816,019)	$ 191,287	$(7,305,731)
Realized gain (loss)	—	—	183,445	(8,218,315)
Change in unrealized appreciation (depreciation)	7,224,444	(2,848,819)	(136,027)	7,943,189
Purchases/Exchanges/Issuances	—	(1,401,187)	—	—
Sales/Paydowns	—	—	(183,445)	8,218,315
Accrued discount/premium	(89,541)	—	—	—
Transfers into of Level 3	108,626,401	—	—	—
Transfers out of Level 3	—	3,214,073	—	—
Balance as of 01/31/19	$115,761,304	$(7,851,952)	$ 55,260	$ 637,458
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ 7,224,444	$(2,848,819)	$ 55,260	$ 637,458

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of January 31, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Residential Mortgage-Backed Securities	$251,410,885	Market Approach	Single Broker Indicative Quote
Bank Loans	4,723,164	Market Approach	Single Broker Indicative Quote
Corporate Bonds	144,260	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	179,631,000	Market Approach	Single Broker Indicative Quote
Sovereign Bonds	115,761,304	Market Approach	Single Broker Indicative Quote
Options Written	(7,851,952)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	55,260	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	637,458	Market Approach	Single Broker Indicative Quote
	$544,511,379
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$ 18,587,250	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$ 4,840,275	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$ 1,725,275	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Sovereign Bonds	$108,626,401	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Options Written	$ 3,214,073	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ABS—Asset-Backed Security
Aces—Alternative Credit Enhancements Securities
ARM—Adjustable Rate Mortgage

BABs—Build America Bonds
bps—Basis Points
BROIS—Brazil Overnight Index Swap
CDO—Collateralized Debt Obligation
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
CMT—Constant Maturity Treasury
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
GO—General Obligation
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SLM—Student Loan Mortgage
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TIPS—Treasury Inflation-Protected Securities
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset

Notes to Schedules of Investments (unaudited)
values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.